Registration No. 2-40357/811-2193
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            /X/

                           Pre-Effective Amendment No.           / /

                         Post-Effective Amendment No. 33         /X/

                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        /X/

                                Amendment No. 33                 /X/
                        (Check appropriate box or boxes)
                              --------------------
                                 EVERGREEN TRUST
               (Exact name of registrant as specified in charter)

                             2500 Westchester Avenue
                              Purchase, N.Y. 10577
                    (Address of Principal Executive Offices)

       (Registrant's Telephone Number, Including Area Code (914) 694-2020)

                             James P. Wallin, Esq.
                        Evergreen Asset Management Corp.
                  2500 Westchester Avenue, Purchase, New York 10577
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) / /Immediately upon filing pursuant to paragraph (b) or / /on (date) pursuant to paragraph (b) or / /60 days after filing pursuant to paragraph (a)(i) or / /on (date) pursuant to paragraph (a)(i) or /X/75 days after filing pursuant to paragraph (a)(ii) or / /on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

/ /This post-effective amendment designates a new effective date for a previously filed post-effective amendment
/ /60 days after filing pursuant to paragraph (a)(i)
/ /on (date) pursuant to paragraph (a)(i)

Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended September 30, 1996 was filed on or about November 27, 1996.

                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.                                        Location in Prospectus(es)

Part A

  Item 1.  Cover Page                                Cover Page

  Item 2.  Synopsis and Fee Table                    Overview of the Fund(s);
                                                     Expense Information

  Item 3.  Condensed Financial Information           Financial Highlights

  Item 4.  General Description of Registrant         Cover Page; Description of
                                                     the Fund(s);
                                                     General Information

  Item 5.  Management of the Fund                    Management of the Fund(s);
                                                     General Information


  Item 6.  Capital Stock and Other Securities        Dividends, Distributions
                                                     and Taxes; General
                                                     Information

  Item 7.  Purchase of Securities Being Offered      Purchase and Redemption
                                                     of Shares

  Item 8.  Redemption or Repurchase                  Purchase and Redemption
                                                     of Shares

  Item 9.  Pending Legal Proceedings                 Not Applicable


                                                     Location in Statement of
Part B                                               Additional Information

  Item 10. Cover Page                                Cover Page

  Item 11. Table of Contents                         Table of Contents

  Item 12. General Information and History           Not Applicable

  Item 13. Investment Objectives and Policies        Investment Objectives and
                                                     Policies;Investment
                                                     Restrictions; Non-
                                                     Fundamental Operating
                                                     Policies

  Item 14. Management of the Fund                    Management

  Item 15. Control Persons and Principal             Management
           Holders of Securities

  Item 16. Investment Advisory and Other Services    Investment Adviser;
                                                     Purchase of Shares

  Item 17. Brokerage Allocation                      Allocation of Brokerage

  Item 18. Capital Stock and Other Securities        Purchase of Shares

  Item 19. Purchase, Redemption and Pricing of       Distribution Plans;
           Securities Being Offered                  Purchase of Shares;
                                                     Net Asset Value

  Item 20. Tax Status                                Additional Tax Information

  Item 21. Underwriters                              Distribution Plans;
                                                     Purchase of Shares

  Item 22. Calculation of Performance Data           Performance Information

  Item 23. Financial Statements                      Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

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PROSPECTUS
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THE EVERGREEN(SM) DOMESTIC GROWTH FUNDS
*******************************************************************************
PROSPECTUS DATED JUNE 2, 1997
EVERGREEN FUND
EVERGREEN AGGRESSIVE GROWTH FUND
EVERGREEN SMALL CAP VALUE FUND

PROSPECTUS DATED NOVEMBER 29, 1996 AS SUPPLEMENTED JUNE 2, 1997
EVERGREEN U.S. REAL ESTATE EQUITY FUND
EVERGREEN LIMITED MARKET FUND, INC.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

      The Evergreen Domestic Growth Funds (the "Funds") are designed to provide investors with a selection of investment alternatives that seek to provide capital growth and diversification. This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.

      A Statement of Additional Information ("SAI") dated June 2, 1997 for the Evergreen Fund, the Evergreen Aggressive Growth Fund and the Evergreen Small Cap Value Fund and dated November 29, 1996 as supplemented June 2, 1997 for the Evergreen U.S. Real Estate Equity Fund and the Evergreen Limited Market Fund, Inc. has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this Prospectus and other matters that may be of interest to investors. Shareholders may obtain a copy of the SAI without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                                 TABLE OF CONTENTS


OVERVIEW OF THE FUNDS......................................................3

EXPENSE INFORMATION........................................................4

FINANCIAL HIGHLIGHTS.......................................................9

DESCRIPTION OF THE FUNDS..................................................20
      INVESTMENT OBJECTIVES AND POLICIES..................................20
      INVESTMENT PRACTICES AND RESTRICTIONS...............................23
      OPTIONS, FUTURES AND DERIVATIVES....................................25
      SPECIAL RISK CONSIDERATIONS.........................................28

MANAGEMENT OF THE FUNDS...................................................30
      BOARD OF TRUSTEES/DIRECTORS.........................................30
      INVESTMENT ADVISERS.................................................30
      SUB-ADVISER.........................................................31
      PORTFOLIO MANAGERS..................................................31
      ADMINISTRATOR.......................................................32
      SUBADMINISTRATOR....................................................32
      DISTRIBUTION PLANS AND AGREEMENTS...................................33

PURCHASE AND REDEMPTION OF SHARES.........................................34
      HOW TO BUY SHARES...................................................34
      HOW TO REDEEM SHARES................................................39
      EXCHANGE PRIVILEGE..................................................41
      SHAREHOLDER SERVICES................................................42
      EFFECT OF BANKING LAWS..............................................43

OTHER INFORMATION.........................................................44
      DIVIDENDS, DISTRIBUTIONS AND TAXES..................................44
      GENERAL INFORMATION.................................................45

                               OVERVIEW OF THE FUNDS

     The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds."

     The investment  adviser to the EVERGREEN  FUND,  EVERGREEN U.S. REAL ESTATE
EQUITY FUND and EVERGREEN LIMITED MARKET FUND, INC. is Evergreen Asset Management Corp. ("EAMC"). EAMC and its predecessors have served as investment adviser to the Evergreen mutual funds since 1971. EAMC is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to EVERGREEN AGGRESSIVE GROWTH FUND.

     Keystone Investment Management Company ("Keystone") serves as investment adviser to the EVERGREEN SMALL CAP VALUE FUND. Keystone is an indirectly-owned subsidiary of FUNB. Keystone, or its affiliates, have provided investment advisory and management services to investment companies and private accounts since 1932.

     EVERGREEN FUND seeks to achieve capital appreciation by investing in the securities of little-known or relatively small companies, or companies undergoing changes which the Fund's investment adviser believes will have favorable consequences. Income will not be a factor in the selection of portfolio investments.

     EVERGREEN U.S. REAL ESTATE EQUITY FUND seeks long-term capital growth. Current income is a secondary objective. It invests primarily in equity securities of U.S. companies which are principally engaged in the real estate industry or which own significant real estate assets. It will not purchase direct interests in real estate.

     EVERGREEN LIMITED MARKET FUND, INC. seeks to achieve capital appreciation in the value of its shares. Income is not a factor in the selection of portfolio securities. In attempting to achieve its objective, the policy of EVERGREEN LIMITED MARKET FUND, INC. is to invest principally in securities of companies for which there is a relatively limited trading market. Generally these are little-known, small or special situation companies.

     EVERGREEN AGGRESSIVE GROWTH FUND seeks long-term capital appreciation by investing primarily in common stocks of emerging growth companies and in larger, more well established companies, all of which are viewed by the Fund's investment adviser as having above average appreciation potential.

     EVERGREEN SMALL CAP VALUE FUND seeks capital appreciation by investing in a diversified portfolio of common stocks of U.S. issuers which the investment adviser believes have underlying values, or potential values, exceeding their current values.

     THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.

                                EXPENSE INFORMATION

                                     All Funds

     The table set forth below summarizes the shareholder transaction costs associated with an investment in Class A, Class B and Class C Shares of a Fund. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares."


SHAREHOLDER TRANSACTION EXPENSES

                         Class A Shares    Class B Shares    Class C Shares
Maximum Sales Charge
Imposed on Purchases          4.75%            None               None
(as a % of offering price)

Maximum Deferred Sales
Charge (as a % of             None             5.00%*             1.00%*
original purchase price
or redemption proceeds,
whichever is lower)
-----------------------

*The deferred sales charge declines over a six-year period from 5.00% during the month of purchase and the first twelve-month period following the month of purchase to 1.00% during the sixth twelve-month period following the month of purchase. No deferred sales charge is imposed on amounts redeemed thereafter.

ANNUAL FUND OPERATING EXPENSES AND EXAMPLES

     The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return, and (ii) redemption at the end of each period and, additionally for Class B and Class C Shares, no redemption at the end of each period. In the following examples (i) the expenses for Class A Shares assume deduction of the maximum 4.75% sales charge at the time of purchase, (ii) the expenses for Class B Shares and Class C Shares assume deduction at the time of redemption (if applicable) of the maximum deferred sales charge applicable for that time period, and (iii) the expenses for Class B Shares reflect the conversion to Class A Shares seven years after the month of purchase (years seven through ten, therefore, reflect Class A expenses).

EVERGREEN FUND

                                                                                                  EXAMPLES

                                                                                  Assuming Redemption
                             ANNUAL OPERATING EXPENSES                             at End of Period           Assuming No Redemption
                         Class A    Class B    Class C                       Class A    Class B    Class C    Class B      Class C
Management Fees            .98%       .98%       .98%    After 1 Year         $  61      $  72      $  32      $  22        $  22
12b-1 Fees*                .25%      1.00%      1.00%    After 3 Years        $  90      $  97      $  67      $  67        $  67
Other Expenses             .17%       .17%       .17%    After 5 Years        $ 120      $ 135      $ 115      $ 115        $ 115
Total+                    1.40%      2.15%      2.15%    After 10 Years       $ 207      $ 220      $ 248      $ 220        $ 248

EVERGREEN U.S. REAL ESTATE EQUITY FUND

                                                                                                  EXAMPLES

                                                                            Assuming Redemption at End of
                             ANNUAL OPERATING EXPENSES                                 Period                Assuming No Redemption
                         Class A    Class B    Class C                      Class A    Class B    Class C    Class B      Class C
Management Fees           1.00%      1.00%      1.00%    After 1 Year        $  64      $  75      $  35      $  25        $  25
12b-1 Fees*                .25%      1.00%      1.00%    After 3 Years       $ 100      $ 108      $  78      $  78        $  78
Other Expenses                                           After 5 Years       $ 138      $ 153      $ 133      $ 133        $ 133
(after reimbursement)**    .50%       .50%       .50%    After 10 Years      $ 244      $ 257      $ 284      $ 257        $ 284
Total+                    1.75%      2.50%      2.50%

EVERGREEN LIMITED MARKET FUND, INC.

                                                                                                  EXAMPLES

                                                                            Assuming Redemption at End of
                             ANNUAL OPERATING EXPENSES                                 Period                Assuming No Redemption
                         Class A    Class B    Class C                      Class A    Class B    Class C    Class B      Class C
Management Fees           1.00%      1.00%      1.00%    After 1 Year        $  65      $  76      $  36      $  26        $  26
12b-1 Fees*                .25%      1.00%      1.00%    After 3 Years       $ 103      $ 111      $  81      $  81        $  81
Other Expenses***          .60%       .60%       .60%    After 5 Years       $ 143      $ 158      $ 138      $ 138        $ 138
Total+                    1.85%      2.60%      2.60%    After 10 Years      $ 254      $ 267      $ 293      $ 267        $ 293


EVERGREEN AGGRESSIVE GROWTH FUND

                                                                                                  EXAMPLES

                                                                             Assuming Redemption at End
                             ANNUAL OPERATING EXPENSES                               of Period                Assuming No Redemption
                         Class A    Class B    Class C                       Class A    Class B    Class C    Class B       Class C
Management Fees            .60%       .60%       .60%    After 1 Year         $  59      $  70      $  30      $  20         $  20
12b-1 Fees*                .25%      1.00%      1.00%    After 3 Years        $  84      $  92      $  62      $  62         $  62
Other Expenses             .37%       .37%       .37%    After 5 Years        $ 111      $ 126      $ 106      $ 106         $ 106
Total+                    1.22%      1.97%      1.97%    After 10 Years       $ 188      $ 201      $ 230      $ 201         $ 230



EVERGREEN SMALL CAP VALUE FUND

                                                                                           EXAMPLES

                                                                               Assuming Redemption at End
                       ANNUAL OPERATING EXPENSES                                      of Period               Assuming No Redemption
                    Class A      Class B     Class C                           Class A  Class B  Class C      Class B  Class C
Management Fees       .95%         .95%       .95%               After 1 Year  $ 64     $ 75     $ 35         $ 25     $ 25
12b-1 Fees*           .25%        1.00%      1.00%               After 3 Years $ 100    $ 108    $ 78         $ 78     $ 78
Other                 .55%         .55%       .55%
Expenses****
Total+               1.75%        2.50%      2.50%

*Class A Shares can pay up to an annual rate of 0.75% of average net assets as a 12b-1 Fee. For the foreseeable future, the Class A Shares 12b-1 Fees will be limited to 0.25% of average net assets.

**Reflects agreements by EAMC to limit aggregate operating expenses (including the Advisory Fees, but excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) of EVERGREEN U.S. REAL ESTATE EQUITY FUND to an annual rate of 1.50% of average net assets until the Fund reaches net assets of $15 million. Absent such agreements, the estimated annual operating expenses for the Fund would be 2.50% of average net assets for Class A shares and 3.25% of average net assets for Class B and Class C Shares.

***The annual operating expenses and examples do not reflect fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses net of fee waivers and expense reimbursements for the fiscal year ended September 30, 1996 for Class A, Class B and Class C Shares were 1.73%, 2.47% and 2.44%, respectively. From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

****Reflects agreements by Keystone to limit aggregate operating expenses (including the Advisory Fees, but excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) of EVERGREEN SMALL CAP VALUE FUND to an annual rate of 1.50% of average net assets until the Fund reaches net assets of $15 million. Absent such agreements, the estimated annual operating expenses for the Fund would be 2.00%, 2.75% and 2.75% of average net assets for Class A, Class B and Class C Shares, respectively.

+ Total annual operating expenses represent estimated expenses for the fiscal year ending September 30, 1997.

     The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent fiscal period. These amounts have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds." As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


                               FINANCIAL HIGHLIGHTS

     The tables on the following pages represent, for each Fund, financial highlights for a share outstanding throughout each period. Price Waterhouse LLP has audited the financial highlights for (i) the five most recent fiscal years or the life of the Fund, if shorter, for EVERGREEN FUND and EVERGREEN U.S. REAL ESTATE EQUITY FUND, (ii) the fiscal year ended September 30, 1996 for EVERGREEN LIMITED MARKET FUND, INC., and (iii) for the fiscal periods ended September 30, 1995 and 1996 for EVERGREEN AGGRESSIVE GROWTH FUND. Ernst & Young LLP was EVERGREEN LIMITED MARKET FUND, INC.'s prior independent auditors and audited that Fund's financial highlights for each of the fiscal years in the four-year period ended September 30, 1995. A report of Price Waterhouse LLP and Ernst & Young LLP, as the case may be, on the audited information with respect to each Fund is contained in the annual report to shareholders of each Fund which in relevant part is incorporated by reference in the SAI. Shareholders should read the following information for each Fund in conjunction with the financial statements and related notes contained in such annual report which are incorporated by reference in the SAI.

      Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

EVERGREEN FUND -- CLASS A, B AND C SHARES

                                             CLASS A SHARES                CLASS B SHARES                 CLASS C SHARES
                                                      JANUARY 3,                     JANUARY 3,                    JANUARY 3,
                                                         1995*                          1995*                         1995*
                                       YEAR ENDED       THROUGH      YEAR ENDED        THROUGH      YEAR ENDED       THROUGH
                                      SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                          1996           1995           1996            1995           1996           1995
PER SHARE DATA
Net asset value, beginning of
  period.............................     $15.55        $ 11.97         $15.48          $11.97         $15.48         $11.97
Income from investment operations:
  Net investment income (loss).......        .12            .01           (.03)           (.02)            --           (.01)
  Net realized and unrealized gain
    on investments...................       2.61           3.57           2.64            3.53           2.61           3.52
    Total from investment
      operations.....................       2.73           3.58           2.61            3.51           2.61           3.51
Less distributions to shareholders
  from:
  Net investment income..............       (.06)            --           (.02)             --           (.04)            --
  Net realized gains.................       (.58)            --           (.58)             --           (.58)            --
    Total distributions..............       (.64)            --           (.60)             --           (.62)            --
Net asset value, end of period.......     $17.64        $ 15.55        $ 17.49          $15.48        $ 17.47         $15.48
TOTAL RETURN+........................      18.1%          29.9%          17.3%           29.3%          17.3%          29.3%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (in
  millions)..........................        $87            $29           $254             $74             $6             $2
Ratios to average net assets:
  Expenses...........................      1.45%          1.70%#++       2.18%           2.32%#++       2.14%#         2.12%#++
  Interest expense...................         --           .01%++           --            .01%++           --           .01%++
  Net investment income (loss).......       .63%           .13%#++       (.10%)          (.48%)#++      (.07%)#        (.31%)#++
Portfolio turnover rate..............        15%            19%            15%             19%            15%            19%
Average commission rate paid
  per share..........................    $ .0603            N/A        $ .0603             N/A        $ .0603            N/A

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
++ Annualized.
# Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations would have been the following:

                                                CLASS A SHARES    CLASS B SHARES            CLASS C SHARES
                                                  JANUARY 3,        JANUARY 3,                        JANUARY 3,
                                                    1995*             1995*                              1995*
                                                   THROUGH           THROUGH         YEAR ENDED         THROUGH
                                                SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,
                                                     1995              1995             1996             1995
Expenses.....................................        1.75%             2.34%            2.38%             5.31%
Net investment income (loss).................         .08%             (.50%)           (.31%)           (3.50%)

EVERGREEN U.S. REAL ESTATE EQUITY FUND -- CLASS A, B AND C SHARES

                                         CLASS A SHARES                  CLASS B SHARES                  CLASS C SHARES
                                                    MARCH 10,                       MARCH 7,                        JULY 12,
                                   YEAR ENDED     1995* THROUGH    YEAR ENDED     1995* THROUGH    YEAR ENDED     1995* THROUGH
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                     1996|            1995           1996|            1995           1996|            1995
PER SHARE DATA
Net asset value, beginning
  of period.....................      $11.42           $9.21         $ 11.37           $9.19         $ 11.41         $ 10.87
Income from investment
  operations:
  Net investment income.........         .20             .18             .13             .05             .13             .08
  Net realized and unrealized
    gain on investments.........        1.28            2.03            1.27            2.13            1.28             .46
    Total from investment
      operations................        1.48            2.21            1.40            2.18            1.41             .54
Less distributions to
  shareholders from:
  Net investment income.........        (.20)             --            (.15)             --            (.17)             --
  Net realized gains............        (.21)             --            (.21)             --            (.21)             --
    Total distributions.........        (.41)             --            (.36)             --            (.38)             --
Net asset value, end of
  period........................      $12.49         $ 11.42         $ 12.41         $ 11.37         $ 12.44         $ 11.41
TOTAL RETURN+...................       13.1%           24.0%           12.5%           23.7%           12.5%            5.0%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)...............        $263              $5            $431            $160            $125              $3
Ratios to average net assets:
  Expenses......................       1.72%#          1.78%++#        2.46%#          2.51%++#        2.47%#          2.49%++#
  Interest expense..............        .04%              --            .04%              --            .04%              --
  Net investment income.........       1.60%#          3.13%++#        1.05%#          2.00%++#        1.08%#          2.55%++#
Portfolio turnover rate.........        169%            115%            169%            115%            169%            115%
Average commission rate paid
  per share.....................      $.0619             N/A          $.0619             N/A          $.0619             N/A

| Per share data is calculated based on average shares outstanding during the period.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
++ Annualized.
# Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                               CLASS A SHARES                  CLASS B SHARES                  CLASS C SHARES
                                          MARCH 10,                       MARCH 7,                        JULY 12,
                         YEAR ENDED     1995* THROUGH    YEAR ENDED     1995* THROUGH    YEAR ENDED     1995* THROUGH
                        SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                            1996            1995            1996            1995            1996            1995
Expenses................      9.65%         364.74%          6.19%          28.70%          18.82%          421.54%
Net investment loss.....     (6.33%)       (359.83%)        (2.68%)        (24.19%)        (15.27%)        (416.50%)

EVERGREEN LIMITED MARKET FUND, INC. -- CLASS A, B AND C SHARES

                                             CLASS A SHARES                CLASS B SHARES                 CLASS C SHARES
                                                      JANUARY 3,                     JANUARY 3,                    JANUARY 3,
                                          YEAR           1995*          YEAR            1995*          YEAR           1995*
                                          ENDED         THROUGH         ENDED          THROUGH         ENDED         THROUGH
                                      SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                          1996|          1995           1996|           1995           1996|          1995
PER SHARE DATA
Net asset value, beginning of
  period.............................    $ 18.41         $15.76         $18.30          $15.76         $18.31         $15.76
Income (loss) from investment
  operations:
  Net investment loss................       (.10)          (.10)          (.25)           (.20)          (.36)          (.20)
  Net realized and unrealized gain
    (loss) on investments............       (.44)          2.75           (.42)           2.74           (.30)          2.75
    Total from investment
      operations.....................       (.54)          2.65           (.67)           2.54           (.66)          2.55
Less distributions to shareholders
  from net realized gains............       (.56)            --           (.56)             --           (.56)            --
Net asset value, end of period.......    $ 17.31         $18.41         $17.07          $18.30         $17.09         $18.31
TOTAL RETURN+........................      (2.9%)         16.8%          (3.6%)          16.1%          (3.6%)         16.2%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)....................       $903         $1,089         $1,461          $2,020            $27            $62
Ratios to average net assets:
  Expenses#..........................      1.73%          1.51%++        2.47%           2.26%++        2.44%          2.25%++
  Interest expense...................       .02%             --           .02%              --           .02%             --
  Net investment loss#...............      (.52%)        (1.03%)++      (1.28%)         (1.77%)++      (1.35%)        (1.76%)++
Portfolio turnover rate..............       160%            84%           160%             84%           160%            84%
Average commission rate paid
  per share..........................     $.0497            N/A         $.0497             N/A        $ .0497            N/A

|  Per share data based on average shares outstanding.
*  Commencement of class operations.
+ Total return is calculated for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
++ Annualized.
# Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                          CLASS A SHARES                CLASS B SHARES                 CLASS C SHARES
                                                   JANUARY 3,                     JANUARY 3,                    JANUARY 3,
                                       YEAR           1995*          YEAR            1995*          YEAR           1995*
                                       ENDED         THROUGH         ENDED          THROUGH         ENDED         THROUGH
                                   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                       1996           1995           1996            1995           1996           1995
Expenses.........................       3.08%          4.33%          3.26%           3.66%         32.28%         41.34%
Net investment loss..............      (1.87%)        (3.85%)        (2.07%)         (3.18%)       (31.19%)       (40.85%)

EVERGREEN AGGRESSIVE GROWTH FUND -- CLASS A SHARES

                                                                                                             TEN MONTHS
                            YEAR       ELEVEN MONTHS                                                           ENDED
                            ENDED          ENDED                                                              OCTOBER
                        SEPTEMBER 30,  SEPTEMBER 30,                 YEAR ENDED OCTOBER 31,                     31,
                            1996           1995*      1994|#   1993|#   1992|#   1991|#   1990|#    1989|#   1988**|#
PER SHARE DATA
Net asset value,
  beginning of
  period...............     $17.37         $13.85      $14.44   $11.76   $12.22    $7.37    $11.06    $7.62      $7.07
Income (loss) from
  investment
  operations:
  Net investment
    loss...............       (.15)          (.16)       (.13)    (.12)    (.10)    (.08)     (.04)    (.11)      (.21)
  Net realized and
    unrealized gain
    (loss).............       4.46           3.68        (.22)    3.06     1.84     5.59     (2.02)    3.55        .76
      Total from
        investment
        operations.....       4.31           3.52        (.35)    2.94     1.74     5.51     (2.06)    3.44        .55
Less distributions to
  shareholders from:
  Net realized gains...       (.64)            --        (.24)    (.26)   (2.20)    (.66)    (1.63)      --         --
Net asset value, end of
  period...............     $21.04         $17.37      $13.85   $14.44   $11.76   $12.22     $7.37   $11.06      $7.62
TOTAL RETURN+..........      25.6%          25.4%       (2.4%)   25.3%    17.4%    79.8%    (20.5%)   45.1%       9.3%
RATIOS & SUPPLEMENTAL
  DATA
Net assets, end of
  period
  (000's omitted)......    $96,608        $70,858     $64,635  $58,053  $29,302  $23,509   $14,325  $21,241    $19,900
Ratios to average net
  assets of:
  Expenses.............      1.22%          1.47%++     1.25%    1.31%    1.44%    1.59%     1.86%    1.78%      2.02%++
  Net investment
    loss...............      (.86%)        (1.12%)++    (.92%)   (.92%)   (.93%)   (.71%)    (.49%)  (1.19%)    (1.36%)++
Portfolio turnover
  rate.................        33%            31%         59%      48%      46%     108%      100%     120%        45%
Average commission rate
  paid per share.......     $.0582            N/A         N/A      N/A      N/A      N/A       N/A      N/A        N/A

                             YEAR
                            ENDED
                         DECEMBER 31,
                           1987|#
PER SHARE DATA
Net asset value,
  beginning of
  period...............       $8.77
Income (loss) from
  investment
  operations:
  Net investment
    loss...............        (.11)
  Net realized and
    unrealized gain
    (loss).............       (1.34)
      Total from
        investment
        operations.....       (1.45)
Less distributions to
  shareholders from:
  Net realized gains...        (.25)
Net asset value, end of
  period...............       $7.07
TOTAL RETURN+..........      (16.5%)
RATIOS & SUPPLEMENTAL
  DATA
Net assets, end of
  period
  (000's omitted)......     $25,700
Ratios to average net
  assets of:
  Expenses.............       1.57%
  Net investment
    loss...............      (1.05%)
Portfolio turnover
  rate.................         65%
Average commission rate
  paid per share.......         N/A

# Effective June 30, 1995, Evergreen Aggressive Growth Fund, a new series of Evergreen Trust, acquired substantially all of the net assets of ABT Emerging Growth Fund. ABT Emerging Growth Fund, which had a fiscal year that ended on October 31 was the accounting survivor in the combination. Accordingly, the information above includes the results of operations of ABT Emerging Growth Fund prior to June 30, 1995.
*  The Fund changed its fiscal year end from October 31, to September 30.
**  The Fund changed its fiscal year end from December 31 to October 31.
+ Total return is calculated on net asset value for the period indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
|  Per share data based on average shares outstanding.

EVERGREEN AGGRESSIVE GROWTH FUND -- CLASS B AND C SHARES

                                         CLASS B SHARES                  CLASS C SHARES
                                                     JULY 7,                        AUGUST 3,
                                      YEAR            1995*           YEAR            1995*
                                      ENDED          THROUGH          ENDED          THROUGH
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                      1996            1995            1996            1995
PER SHARE DATA
Net asset value, beginning
  of period.....................      $17.35          $15.82           $17.31         $16.42
Income (loss) from investment
  operations:
  Net investment loss...........        (.16)           (.03)            (.15)          (.01)
  Net realized and unrealized
    gain on investments.........        4.34            1.56             4.36            .90
    Total from investment
      operations................        4.18            1.53             4.21            .89
Less distributions to
  shareholders from net realized
  gains.........................        (.64)             --             (.64)            --
Net asset value, end of
  period........................      $20.89          $17.35           $20.88         $17.31
TOTAL RETURN+...................       24.9%            9.7%            25.1%           5.4%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)...............     $21,644          $2,858             $991           $416
Ratios to average net assets:
  Expenses......................       1.98%           2.09%++          1.96%          2.09%++
  Net investment loss...........      (1.60%)         (1.71%)++        (1.57%)        (1.51%)++
Portfolio turnover rate.........         33%             31%              33%            31%
Average commission rate paid
  per share.....................      $.0582             N/A           $.0582            N/A

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.
++ Annualized.





                             DESCRIPTION OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

Evergreen Fund

     The EVERGREEN FUND seeks to achieve its investment objective of capital appreciation principally through investments in common stocks and securities convertible into or exchangeable for common stocks of companies which are little-known, relatively small or represent special situations which, in the opinion of the Fund's investment adviser, offer potential for capital appreciation. A "little-known" company means one whose business is limited to a regional market or whose securities are closely held with only a small proportion traded publicly. A "relatively small" company means one which has a small share of the market for its products or services in comparison with other companies in its field, or which provides goods or services for a limited market. A "special situation" company is one which offers potential for capital appreciation because of a recent or anticipated change in structure, management, products or services. In addition to the securities described above, the Fund may invest in securities of relatively well-known and large companies with potential for capital appreciation. Investments may also be made to a limited degree in non-convertible debt securities and preferred stocks which offer an opportunity for capital appreciation. Short-term investments may also be made if the Fund's investment adviser believes that such action will benefit the Fund. See "Special Risk Considerations."

EVERGREEN U.S. REAL ESTATE EQUITY FUND

     The EVERGREEN U.S. REAL ESTATE EQUITY FUND's investment objective is long-term capital growth, which it seeks to achieve through investment primarily in equity securities of domestic companies which are principally engaged in the real estate industry or which own significant real estate assets; the Fund will not purchase direct interests in real estate. Current income is a secondary objective. Equity securities include common stock, preferred stock and securities convertible into common stock.

     Under normal conditions, the Fund will invest not less than 65% of its total assets in equity securities of United States exchange or NASDAQ listed companies principally engaged in the real estate industry. A company is deemed to be "principally engaged" in the real estate industry if at least 50% of its assets (marked to market), gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies may include among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties; mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies. The Fund will only invest in real estate equity trusts and limited partnerships which are traded on major exchanges. See "Special Risk Considerations" with respect to the special risks involved with an investment in these types of securities. The remainder of the Fund's investments may be made in equity securities of issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Fund may invest more than 25% of its total assets in any one sector of the real estate or real estate related industries. In addition, the Fund may, from time to time, invest in the securities of companies unrelated to the real estate industry whose real estate assets are substantial relative to the price of the companies' securities.

     Investments may also be made in securities of issuers unrelated to the real estate industry believed by the Fund's investment adviser to be undervalued and to have capital appreciation potential. Also, consistent with the secondary objective of current income, investments may also be made in non-convertible debt securities of such companies. The debt securities purchased (except for those described below) will be of investment grade or better quality (e.g., rated no lower than A by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's") or any other nationally recognized statistical rating organization ("SRO"), or, if not so rated, believed by the Fund's investment adviser to be of comparable quality). However, up to 10% of total assets may be invested in unrated debt securities of issuers secured by real estate assets where the Fund's investment adviser believes that the securities are trading at a discount and the underlying collateral will ensure repayment of principal. In such situations, it is conceivable that the Fund could, in the event of default, end up holding the underlying real estate directly.

EVERGREEN LIMITED MARKET FUND, INC.

     The investment objective of EVERGREEN LIMITED MARKET FUND, INC. is to achieve capital appreciation; income is not a factor in the selection of portfolio securities. The Fund seeks to achieve its objective principally through investments in common stocks of companies for which there is a relatively limited trading market. A relatively limited trading market is one in which only small amounts of stock are available at any given time generally through five or fewer market makers. The securities of such companies are often traded only over-the-counter or on a regional securities exchange, rarely on a national securities exchange, and may not trade every day or in the volume typical of trading on a national securities exchange.

     Investments by the Fund are made with a view toward taking advantage of market inefficiencies affecting the price of a company's securities or by exploiting the investment opportunities which may be inherent in companies offering new or unique products or services. Market inefficiency can result from a company being too small to be covered by most industry analysts, thereby resulting in a limited dissemination of information about the company or its industry. The companies in which the Fund may invest are small, but have at least $1,000,000 and generally no more than $150,000,000 of market capitalization (see "Special Risk Considerations"). The Fund may also invest in little-known or unpopular companies which may not be widely recommended for purchase by industry analysts due to some situation unique to the company or its industry. There are no restrictions as to types of businesses or industries in which the Fund may invest. The Fund's investment adviser believes that its investment research programs will uncover a variety of relatively unexploited investment opportunities.

     The Fund's investment adviser will attempt to screen the universe of companies falling within the capitalization range described above and invest primarily in what it believes to be the 100 best based on certain qualitative and quantitative criteria. Such companies may include those with the highest return on equity and consistent earnings growth. The criteria will be reviewed and evaluated on an ongoing basis by the Fund's investment adviser. In addition, the Fund will invest in other companies which do not meet the screening criteria. These will include companies which offer unique products or services or operate in industries or sectors that have, in the opinion of the Fund's investment adviser, significant growth prospects. In selecting investment opportunities for the Fund, the Fund's investment adviser will use certain proprietary computer screening techniques and the extensive library facilities of Lieber & Company, the Fund's sub-adviser.

     While the focus of EVERGREEN LIMITED MARKET FUND, INC. is on long-term capital appreciation, investments may on occasion be made with the expectation of short-term capital appreciation. Securities held for a short time period may be sold if the investment objective for such securities has been achieved or if other circumstances warrant.

EVERGREEN AGGRESSIVE GROWTH FUND

     The EVERGREEN AGGRESSIVE GROWTH FUND's investment objective is to achieve long-term capital appreciation by investing primarily in common stocks of emerging growth companies and larger, more well established companies, all of which are viewed by the Fund's investment adviser as having above-average appreciation potential. Under normal circumstances, the Fund intends to invest at least 65% of its net assets in common stocks or securities convertible into common stocks. The Fund's investment adviser considers an emerging growth company to be one which is still in the developmental stage, yet has demonstrated, or is expected to achieve, growth of earnings over various major business cycles. Important qualities of any emerging growth company include sound management and a good product with growing market opportunities. To the extent that its assets are not invested in common stocks or securities convertible into common stocks, the Fund also may invest its assets in, or enter into repurchase agreements with banks or broker-dealers with respect to, investment grade corporate bonds, U.S. government securities, commercial paper and certificates of deposit of domestic banks.

     Consistent with its investment objective, the Fund also may invest in equity securities of seasoned, established companies which its investment adviser believes have above-average appreciation potential similar to that of companies in the developmental stage. This may be due, for example, to management change, new technology, new product or service developments, changes in demand, or other factors. Investments in stocks of emerging growth companies may involve special risks. Securities of lesser-known, relatively small and special situation companies tend to be speculative and volatile. Therefore, the current net asset value of the Fund's shares may vary significantly. Accordingly, the Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

EVERGREEN SMALL CAP VALUE FUND

     The EVERGREEN SMALL CAP VALUE FUND's investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of securities consisting primarily of common stocks of U.S. issuers that the Fund's investment adviser believes have an underlying value, or potential value, exceeding their current prices. Income is not a primary factor in the selection of securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies with a market capitalization of less than $1 billion determined at the time of purchase. In addition to common stocks, the Fund may invest in securities having common stock characteristics, such as convertible bonds and preferred stocks. The Fund may invest up to 25% of its assets in securities issued by companies located in foreign countries.

     In selecting securities for the portfolio, the Fund's investment adviser will assess the prospects for earnings growth of a company over the next 1-1/2 to 3 years and quantify the economic worth, or basic value, of a company. Using this value approach, the Fund's investment adviser relies primarily on the knowledge, experience and judgment of its in-house research staff. The Fund's investment adviser may also use information from a variety of outside sources, including brokerage firms, electronic data bases, specialized research firms and technical journals. See "Special Risks Considerations."

     The Fund may invest in convertible debt securities that are rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, deemed by the Fund's investment adviser to be of comparable quality. Securities rated Baa or BBB may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuers of such debt securities to make principal and interest payments than is the case with higher rated securities. However, like the higher rated debt securities, these securities are considered investment grade. For a description of such ratings, see the SAI.

INVESTMENT PRACTICES AND RESTRICTIONS

DEFENSIVE INVESTMENTS. Each Fund may invest, without limitation, in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, U.S. government securities, non-convertible investment grade debt securities or preferred stocks or hold its assets in cash if, in the opinion of the Funds' investment advisers, market conditions warrant a temporary defensive investment strategy.

PORTFOLIO TURNOVER AND BROKERAGE. The annual portfolio turnover rates for each Fund, except the EVERGREEN SMALL CAP VALUE FUND, are set forth in the tables contained in the "Financial Highlights" section above. The portfolio turnover rate for the EVERGREEN SMALL CAP VALUE FUND is not expected to exceed 200% for the coming year. A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which the Fund and its shareholders must bear. For further information about brokerage and distributions see "Dividends, Distributions and Taxes" or the SAI.

     It is contemplated that Lieber & Company ("Lieber"), an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN LIMITED MARKET FUND, INC. effected on those exchanges. See the SAI for further information regarding the brokerage allocation practices of the Funds.

BORROWING. As a matter of fundamental policy, the Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits and other terms applicable to borrowing by each Fund are set forth in the SAI.

LENDING OF PORTFOLIO SECURITIES. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial institutions. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities by the Funds, if and when made, may not exceed 30% of the value of a Fund's net assets and must be collateralized by cash or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund has the right to call a loan and obtain the securities loaned at any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.

     There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

ILLIQUID SECURITIES. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trustees or Directors to be liquid and repurchase agreements with maturities longer than seven days, except that EVERGREEN U.S. REAL ESTATE EQUITY FUND may only invest up to 10% of its assets in repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"), which have been determined to be liquid, will not be considered by the Funds' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at reasonable prices could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees or Directors. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, including the Fund's Custodian, or primary dealers in U.S. government securities. A repurchase agreement is an arrangement whereby a Fund purchases a security and simultaneously agrees to resell it to the vendor at the same price plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the holding period. A Fund will maintain collateral with its Custodian in an amount at least equal to the repurchase price (including accrued interest). In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. The Funds' investment advisers will review and continually monitor the creditworthiness of each institution with which a Fund enters into a repurchase agreement to evaluate these risks.

     EVERGREEN U.S. REAL ESTATE EQUITY FUND, EVERGREEN AGGRESSIVE GROWTH FUND and EVERGREEN SMALL CAP VALUE FUND may enter into "reverse repurchase agreements." A reverse repurchase agreement is an arrangement whereby the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase them at a mutually agreed upon date for the price plus interest. At the time a Fund enters into a reverse repurchase agreement, it will be placed in a segregated custodial cash account, U.S. government securities or liquid high grade debt obligations having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. A Fund will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

FIXED INCOME SECURITIES -- DOWNGRADES. If any security invested in by any of the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

OPTIONS, FUTURES AND DERIVATIVES

     In addition to making investments directly in securities, EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN SMALL CAP VALUE FUND may write covered put and call options and hedge their investments by purchasing options and engaging in transactions in futures contracts and related options. The Funds may engage in foreign currency exchange transactions to protect against changes in future exchange rates.

     WRITING OPTIONS. EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN SMALL CAP VALUE FUND may write covered call and put options on certain portfolio securities in an attempt to earn income and realize a higher return on its portfolio. A call option gives the purchaser of the option the right to buy a security from the writer at the exercise price at any time during the option period. An option may not be written if, afterwards, securities comprising more than 5% of the market value of a Fund's equity securities would be subject to call options. A Fund realizes income from the premium paid to it in exchange for writing the call option. Once it has written a call option on a portfolio security and until the expiration of such option, a Fund forgoes the opportunity to profit from increases in the market price of such security in excess of the exercise price of the call option. Should the price of the security on which a call has been written decline, a Fund bears the risk of loss, which would be offset to the extent the Fund has received premium income. A Fund will only write "covered" options traded on recognized securities exchanges. An option will be deemed covered when a Fund either (i) owns the security (or securities convertible into such security) on which the call option has been written in an amount sufficient to satisfy the obligations arising under a call option, or
(ii) in the case of both call and put options, the Fund's Custodian maintains cash or high-grade liquid debt securities belonging to the Fund in an amount not less that the amount needed to satisfy the Fund's obligations with respect to such options. A "closing purchase transaction" may be entered into with respect to a call option written by a Fund for the purpose of closing its position. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Funds may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline below the exercise price more than enough to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

     Each Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise above the exercise price more than enough to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

     FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. In addition to writing covered call and put options, each Fund may purchase and sell various financial instruments ("Derivative Instruments) such as financial futures contracts (including interest rate, index and foreign currency futures contracts), options (such as options on securities, indices, foreign currencies and futures contracts), forward currency contracts and interest rate, equity index and currency swaps, caps, collars and floors. The index Derivative Instruments a Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread, to lock in unrealized market value gains or losses, to facilitate or substitute for the sale or purchase of securities, to manage the duration of securities, to alter the exposure of a particular investment or portion of a Fund's portfolio to fluctuations in interest rates or currency rates, to uncap a capped security or to convert a fixed rate security into a variable rate security or a variable rate security into a fixed rate security.

     A Fund's ability to use these instruments may be limited by market conditions, regulatory limits and tax considerations. A Fund might not use any of these strategies, and there can be no assurance that any strategy that is used will succeed. See the SAI for more information regarding these instruments and the risks relating thereto.

     CURRENCY AND OTHER FINANCIAL FUTURES CONTRACTS. The Funds may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies or index-based futures contracts, in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Funds may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Funds would continue to bear market risk on the transaction.


     RISKS OF DERIVATIVE INSTRUMENTS. The use of Derivative instruments, including written put and call options, involves special risks, including: (1) the lack of, or imperfect, correlation between price movements of a Fund's current or proposed portfolio investments that are the subject of the transactions as well as price movements of the Derivative Instruments involved in the transaction; (2) possible lack of a liquid secondary market for any particular Derivative Instrument at a particular time; (3) the need for additional portfolio management skills and techniques; (4) losses due to unanticipated market price movements; (5) the fact that, while such strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in portfolio investments; (6) incorrect forecasts by a Fund's investment adviser concerning interest or currency exchange rates or direction of price fluctuations of the investment that is the subject of the transaction, which may result in the strategy being ineffective; (7) loss of premiums paid by the Fund on options it purchases; and (8) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with such transactions and the possible inability of the Fund to close out or liquidate its positions.

     Each Fund's investment adviser may use Derivative Instruments, including written put and call options, for hedging purposes (i.e., by paying a premium or foregoing the opportunity for profit in return for protection against downturns in markets generally or the prices of individual securities or currencies) and also may use Derivative Instruments to try to enhance the return characteristics of a Fund's portfolio of investments (i.e., by receiving premiums in connection with the writing of options and thereby accepting the risk of downturns in markets generally or the prices of individual securities or currencies or by paying premiums with the hope that the securities or currencies underlying Derivative Instruments will appreciate). The use of Derivative Instruments for hedging purposes or to enhance a Fund's return characteristics can increase investment risk. If a Fund's investment adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed, resulting in leverage. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that the Fund has entered into. Options and futures transactions may increase portfolio turnover rates, which would result in greater commission expenses and transaction costs.

SPECIAL RISK CONSIDERATIONS

INVESTMENT IN SMALL COMPANIES. Investments in securities of little-known, relatively small or special situation companies ("Small Companies") may be speculative and volatile. Investing in Small Companies generally involves some or all of the following risks:

1. The company may lack management depth, potentially increasing the risks associated with the loss of key personnel.

2. The company may lack material and financial resources, possibly limiting the availability of financing.

3. The company may be developing or marketing new products or services for which there are no established markets and the market for the product or service could fail to develop as projected.

4. The securities of Small Companies are often closely held and only traded on the over-the-counter market or on a regional stock exchange. As a result, the securities of Small Companies are sometimes illiquid or subject to wide price fluctuations.

     As a result of the risk factors described above, the net asset value of each Fund's shares can be expected to vary significantly. Accordingly, each Fund should not be considered suitable for investors who are unable or unwilling to assume the associated risks, nor should investment in the Funds be considered a balanced or complete investment program.

INVESTMENTS RELATED TO REAL ESTATE. EVERGREEN U.S. REAL ESTATE EQUITY FUND invests primarily in issuers whose activities are real estate related. Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increase in interest rates. In the event of a default on such securities, the holder thereof could end up holding real estate directly and therefore be more directly subject to such risks. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.

FOREIGN SECURITIES RISKS. Investing in foreign securities of foreign issuers generally involves more risk than investing in a portfolio consisting solely of securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability of negative diplomatic developments; and dividend or interest withholding may be imposed at the source.

     Fluctuations in foreign exchange impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.

OTHER INVESTMENT RESTRICTIONS. Each Fund has adopted additional investment restrictions that are set forth in the SAI. Unless otherwise noted, the restrictions and policies set forth above are not fundamental and may be changed without shareholder approval.


                              MANAGEMENT OF THE FUNDS


BOARD OF TRUSTEES/DIRECTORS

     Each Fund is governed by the Board of Trustees or Directors of the trust or corporation under which it was organized. Each Fund's Board of Trustees or Directors, as applicable, has absolute and exclusive control over the management and disposition of all assets of a Fund.

INVESTMENT ADVISERS

     Each Fund has retained an investment adviser that, subject to the authority of a Fund's Trustees or Directors, (1) provides the Fund with investment advice, management and administrative services and (2) supervises the Fund's daily business affairs.

     The investment adviser to each Fund is a subsidiary of FUNB. FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union, headquartered in Charlotte, North Carolina, had $132 billion in consolidated assets as of February 28, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. EAMC, Keystone and the Capital Management Group of FUNB ("CMG") manage or otherwise oversee the investment of over $42.5 billion in assets belonging to a wide range of clients, including certain Evergreen and Keystone mutual funds.

     EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND, and EVERGREEN LIMITED MARKET FUND, INC. EAMC is the investment adviser to the EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND, and EVERGREEN LIMITED MARKET FUND, INC. EAMC, together with its predecessors, has provided investment advice to the Evergreen mutual funds since 1971. EAMC, located at 2500 Westchester Avenue, Purchase, New York 10577, is a wholly-owned subsidiary of First Union Bank of North Carolina ("FUNB").

     For the services it renders to each Fund, EAMC receives an annual fee equal to 1.00% of the first $750,000,000 of the Fund's average daily net assets, plus 0.90% of the next $250,000,000 of such average daily net assets, plus 0.80% of such average daily net assets in excess of $1,000,000,000. For the fiscal year ended September 30, 1996, each of the Funds paid the following in investment advisory fees to EAMC as a percentage of its average net assets: EVERGREEN FUND, 0.98%; EVERGREEN U.S. REAL ESTATE EQUITY FUND, 0.00%; and EVERGREEN LIMITED MARKET FUND, INC. 1.00%.

     EVERGREEN SMALL CAP VALUE FUND. Keystone is the investment adviser to the EVERGREEN SMALL CAP VALUE FUND. Keystone, or its affiliates, has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is located at 200 Berkeley Street, Boston, Massachusetts 02116.

     For the services it renders to the EVERGREEN SMALL CAP VALUE FUND, Keystone receives an annual fee equal to 0.95% of the Fund's aggregate net asset value.

     EVERGREEN AGGRESSIVE GROWTH FUND. CMG provides investment advisory services to the EVERGREEN AGGRESSIVE GROWTH FUND. For the services it renders to the EVERGREEN AGGRESSIVE GROWTH FUND, CMG receives an annual fee equal to 0.60% of the Fund's average daily net assets. For the fiscal year ended September 30, 1996, EVERGREEN AGGRESSIVE GROWTH FUND paid 0.60% of its average net assets to CMG in investment advisory fees.

     Information regarding each Fund's total operating expenses and, to the extent applicable, any expense limitations or waivers, are set forth in the section "Financial Highlights." From time to time, each investment adviser may reduce or waive its fee or reimburse a Fund for which it serves as investment adviser for certain of the Fund's expenses in order to reduce the Fund's expense ratio. As a result, a Fund's total return would be higher than if the fees and any expenses had been paid by the Fund.

SUB-ADVISER

     EAMC has entered into sub-advisory agreements with Lieber regarding EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN LIMITED MARKET FUND, INC. (the "Sub-Advisory Agreements"). The Sub-Advisory Agreements provide for Lieber's research department and staff to furnish EAMC with information, investment recommendations, advice and research and general consulting services regarding each Fund. For its services rendered, EAMC reimburses Lieber for the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber. Lieber is a subsidiary of First Union and is located at 2500 Westchester Avenue, Purchase, New York 10577.

PORTFOLIO MANAGERS

     EVERGREEN FUND. Stephen A. Lieber has been the portfolio manager for EVERGREEN FUND since 1971. Mr. Lieber is the Chairman and Co-Chief Executive Officer of EAMC. Mr. Lieber has been associated with EAMC since he founded it, or its predecessors, in 1971.

     EVERGREEN AGGRESSIVE GROWTH FUND. The portfolio manager for EVERGREEN AGGRESSIVE GROWTH FUND is Harold J. Ireland, Jr., a Vice President of CMG who has been associated with CMG since 1995. Prior to that, Mr. Ireland was a Vice President of Palm Beach Capital Management, Inc. and served as portfolio manager of the Fund's predecessor, ABT Emerging Growth Fund, since 1985.

     EVERGREEN U.S. REAL ESTATE EQUITY FUND. Samuel A. Lieber has been the portfolio manager for EVERGREEN U.S. REAL ESTATE EQUITY FUND since the Fund's inception in March, 1995. Mr. Samuel Lieber has been associated with EAMC since 1985.

     EVERGREEN LIMITED MARKET FUND, INC. A committee, which includes Stephen A. Lieber and Nola Maddox Falcone, President and Co-Chief Executive Officer of EAMC, manages the portfolio of EVERGREEN LIMITED MARKET FUND, INC. The committee also draws upon the resources of certain other portfolio management and analytical personnel employed by EAMC or its affiliates.

     EVERGREEN SMALL CAP VALUE FUND. Warren J. Isabelle is the portfolio manager for EVERGREEN SMALL CAP VALUE FUND. He is also Chief Investment Officer for Equities of Keystone. Prior to joining Keystone in February, 1997, Mr. Isabelle managed the Pioneer Capital Growth Fund and the Pioneer Small Company Fund. He also served as Head of the Pioneer Special Equities Group. He has 14 years of investment experience.

ADMINISTRATOR

     EKIS serves as administrator to the Funds and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of the mutual funds administered by EKIS for which CMG, EAMC or Keystone also serve as investment adviser. As administrator, and subject to the supervision and control of the Trustees/Directors of the Funds, EKIS provides facilities, equipment and personnel to the Funds. EKIS's administration fee is calculated in accordance with the following schedule:

                             AGGREGATE AVERAGE DAILY NET ASSETS OF FUNDS
                             ADMINISTERED BY EKIS FOR WHICH ANY AFFILIATE OF
ADMINISTRATIVE FEE           FUNB SERVES AS INVESTMENT ADVISER

0.050%                       on the first $7 billion
0.035%                       on the next $3 billion
0.030%                       on the next $5 billion
0.020%                       on the next $10 billion
0.015%                       on the next $5 billion
0.010%                       on assets in excess of $30 billion


SUBADMINISTRATOR

     BISYS Fund Services ("BISYS"), an affiliate of Evergreen Keystone Distributor, Inc. ("EKD"), distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to the Funds and is entitled to receive a fee from the Funds calculated on the aggregate average daily net assets of the Funds at a rate based on the total assets of the mutual funds administered by EKIS for which FUNB affiliates also serve as investment adviser, calculated in accordance with the following schedule:

                            AGGREGATE AVERAGE DAILY NET ASSETS OF FUNDS
                            ADMINISTERED BY BISYS FOR WHICH ANY AFFILIATE OF
SUB-ADMINISTRATIVE FEE      FUNB SERVES AS INVESTMENT ADVISER

0.0100%                     on the first $7 billion
0.0075%                     on the next $3 billion
0.0050%                     on the next $15 billion
0.0040%                     on assets in excess of $25 billion

The total assets of the mutual funds administered by EKIS for which FUNB affiliates also serve as investment advisers were approximately $29.2 billion as of February 28, 1997.


DISTRIBUTION PLANS AND AGREEMENTS

      DISTRIBUTION PLANS. Each Fund's Class A, Class B and Class C Shares pays for the expenses associated with the distribution of its shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses at the following rates:

                          Maximum Annual Rate as a % of
   Class of              Fund's Average Daily Net Assets
    Shares                  Attributable to the Class
---------------          -------------------------------
    Class A              0.75%, currently limited to 0.25%
    Class B                           1.00%
    Class C                           1.00%

     Of the amount that each Class may pay under its respective distribution plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment adviser or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above.

     DISTRIBUTION AGREEMENTS. Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EKD. Pursuant to the Distribution Agreements, each Fund will compensate EKD for its services as distributor at the following rates:

                          Maximum Annual Rate as a % of
   Class of              Fund's Average Daily Net Assets
    Shares                  Attributable to the Class
---------------          -------------------------------
    Class A                           0.25%
    Class B                           1.00%
    Class C                           1.00%


     The Distribution Agreements provide that EKD will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EKD may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EKD to compensate broker-dealers or other persons for distributing shares of the Fund.

     Since EKD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EKD, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EKD. Distribution expenses incurred by EKD in one fiscal year that exceed the level of compensation paid to EKD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

     The Plans are in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.


                         PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

     You may purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EKD. In addition, you may purchase shares of any of the Funds by mailing to that Fund, c/o Evergreen
Keystone Service Company ("EKSC"), P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. See the Share Purchase Application and SAI for more information. Only Class A, Class B and Class C shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").

CLASS A SHARES-FRONT-END SALES CHARGE ALTERNATIVE. You may purchase Class A shares of each Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12- month period following the month of purchase. The schedule of charges for Class A shares is as follows:
                               Initial Sales Charge

                              As a % of the Net     As a % of the          Commission to Dealer/Agent as a
     Amount of Purchase       Amount Invested       Offering Price             % of Offering Price
     Less than $   50,000           4.99%                 4.75%                       4.25%
   $ 50,000 -  $   99,999           4.71%                 4.50%                       4.25%
   $100,000 -  $  249,999           3.90%                 3.75%                       3.25%
   $250,000 -  $  499,999           2.56%                 2.50%                       2.00%
   $500,000 -  $  999,999           2.04%                 2.00%                       1.75%
     Amounts between
  $1,000,000 - $2,999,999           None                  None                        1.00%, plus
     For amounts between
  $3,000,000 - $4,999,999           None                  None                         .50%, plus
     For amounts of
  $5,000,000 and over               None                  None                         .25%


     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; current and retired employees of FUNB and its affiliates, EKD and any broker-dealer with whom EKD has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; and upon the initial purchase of an Evergreen mutual fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

     Class A shares may also be purchased at net asset value by qualified and non-qualified employee benefit and savings plans which make shares of the Funds and the other Evergreen Keystone mutual funds available to their participants, and which: (a) are employee benefit plans having at least $1,000,000 in investable assets, or 250 or more eligible participants; or (b) are non-qualified benefit or profit sharing plans which are sponsored by an organization which also make the Evergreen Keystone mutual funds available through a qualified plan meeting the criteria specified under (a). In connection with sales made to plans of the type described in the preceding sentence that are clients of broker-dealers, and which do not qualify for sales at net asset value under the conditions set forth in the paragraph above, payments may be made in an amount equal to 0.50% of the net asset value of shares purchased. These payments are subject to reclaim in the event shares are redeemed within twelve months after purchase.

     When Class A shares are sold, EKD will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EKD may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, Privilege for Certain Retirement Plans and Reinstatement Privilege. Consult the Share Purchase Application and SAI for additional information concerning these reduced sales charges.

     CLASS B SHARES -- DEFERRED SALES CHARGE ALTERNATIVE. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.


                                                                  CDSC
REDEMPTION TIMING                                                 IMPOSED

Month of purchase and the first twelve-month
    period following the month of purchase....................... 5.00%
Second twelve-month period following
    the month of purchase........................................ 4.00%
Third twelve-month period following
   the month of purchase......................................... 3.00%
Fourth twelve-month period following
   the month of purchase......................................... 3.00%
Fifth twelve-month period following
   the month of purchase......................................... 2.00%
Sixth twelve-month period following
   the month of purchase......................................... 1.00%


No CDSC is imposed on amounts redeemed thereafter.

     The CDSC is deducted from the amount of the redemption and is paid to EKD or its predecessor. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge or exchange fee). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The maximum amount of Class B Shares that may be purchased is $250,000. See the SAI for further details.

CLASS C SHARES -- LEVEL-LOAD ALTERNATIVE. Class C shares are only offered through broker-dealers who have special distribution agreements with EKD. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of a Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The maximum amount of Class C shares that may be purchased is $500,000. No CDSC will be imposed on Class C shares purchased by institutional investors, and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares-Front End Sales Charge Alternative", above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

CONTINGENT DEFERRED SALES CHARGE

     Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

     No CDSC is  imposed on a  redemption  of shares of the Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1.00; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     The Funds may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Funds, Keystone, FUNB, EAMC, EKD and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EKD, and to a bank or trust company acting as a trustee for a single account. See the SAI for more information.

HOW THE FUNDS VALUE THEIR SHARES. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees or Directors believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

GENERAL. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

     In addition to the discount or commission paid to broker-dealers, EKD may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen Keystone mutual funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EKD may also limit the availability of such incentives to certain specified dealers. EKD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EKD or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

ADDITIONAL PURCHASE INFORMATION. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Keystone mutual funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.

HOW TO REDEEM SHARES

     You may "redeem" ( i.e., sell) your shares in a Fund to the Fund for cash, (at their net redemption value) on any day the Exchange is open, either directly by writing to the Fund, c/o EKSC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC for Class B or Class C shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

REDEEMING SHARES THROUGH YOUR FINANCIAL INTERMEDIARY. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC for Class B or Class C shares). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

REDEEMING SHARES DIRECTLY BY MAIL OR TELEPHONE. Send a signed letter of instruction or stock power form to the Fund, c/o EKSC; the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and EKSC's policies.

     Shareholders may withdraw amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or
EKSC's offices are closed). The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, neither the Funds, EKSC, nor EKD assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over Evergreen Keystone Express Line or by telephone are genuine. Neither the Funds, EKSC, nor the EKD will be liable when following instructions received over Evergreen Keystone Express Line or by telephone that EKSC reasonably believes are genuine.

EVERGREEN KEYSTONE EXPRESS LINE. Evergreen Keystone Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access Evergreen Keystone Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

GENERAL. The sale of shares is a taxable transaction for Federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.

EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES. You may exchange some or all of your shares for shares of the same Class in the other Evergreen Keystone mutual funds through your financial intermediary, by calling or writing to EKSC or by using Evergreen Keystone Express Line as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange that represents an initial investment in another Evergreen Keystone mutual fund is subject to the minimum investment and suitability requirements of each Fund.

       Each of the Evergreen Keystone mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

     No CDSC will be imposed in the event Class B or Class C shares are exchanged for Class B or Class C shares, respectively, of other Evergreen Keystone mutual funds. If you redeem shares, the CDSC applicable to the Class B or Class C shares of the Evergreen or Keystone mutual fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC.

EXCHANGES THROUGH YOUR FINANCIAL INTERMEDIARY. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

EXCHANGES BY TELEPHONE AND MAIL. Exchange requests received by the Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach EKSC by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or EKSC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, EKSC or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.

SYSTEMATIC INVESTMENT PLAN. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. You may open a Systematic Investment Plan in the EVERGREEN FUND and EVERGREEN AGGRESSIVE GROWTH FUND for a minimum of only $50 per month with no initial investment required.

TELEPHONE INVESTMENT PLAN. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

SYSTEMATIC WITHDRAWAL PLAN. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable Class B CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 10% of
(i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments. Excessive withdrawals may decrease or deplete the value of your account. Moreover, because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of a Fund's shares while participating in a Systematic Withdrawal Plan.

INVESTMENTS THROUGH EMPLOYEE BENEFIT AND SAVINGS PLANS. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen Keystone mutual funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative." EAMC, Keystone or CMG may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen Keystone mutual funds available to their participants.

AUTOMATIC REINVESTMENT PLAN. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

DOLLAR COST AVERAGING. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen Keystone mutual fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen Keystone mutual fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

     If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent. See the SAI.

TWO DIMENSIONAL INVESTING. You may elect to have income and capital gains distributions from any class of Evergreen Keystone mutual fund shares you own automatically invested to purchase the same class of shares of any other Evergreen Keystone mutual fund. You may select this service on your application and indicate the Evergreen Keystone mutual fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent. See the SAI.

TAX SHELTERED RETIREMENT PLANS. The Fund has various retirement plans available to you, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.

EFFECT OF BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations ("Banking Laws") presently prohibit member banks of the Federal Reserve System or their non-bank affiliates ("Member Banks") from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. However, under the Banking Laws, a Member Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. EAMC and Keystone, since they both are subsidiaries of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG, Keystone or EAMC being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG, Keystone or EAMC were prevented from continuing to provide the services called for under the investment advisory agreements, it is expected that the Trustees or Directors would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, the Trustees or Directors would seek to take action so that the shareholders of any Fund would not suffer any adverse financial consequences.


                                 OTHER INFORMATION


DIVIDENDS, DISTRIBUTIONS AND TAXES

     It is the policy of each Fund to distribute its investment company taxable income and any net realized capital gains to shareholders annually or more frequently as required as a condition of continued qualification as a regulated investment company by the Code. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December in the previous year. Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share at the close of business on the record date, unless the shareholder writes to the Fund's transfer agent and requests payment in cash.

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. Most shareholders of the Funds normally will have to pay federal income tax and any state or local taxes on the dividends and distributions they receive from a Fund.

     Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year. Under current law, the highest federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. EVERGREEN U.S. REAL ESTATE EQUITY FUND invests in real estate investment trusts which report the tax characteristics of their distributions to the Fund annually on a calendar year basis. The timing of such reporting to the Fund may affect the tax characteristics of distributions by the Fund to shareholders. Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by EKSC, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

     The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.

GENERAL INFORMATION

CODE OF ETHICS. The Funds have adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

PORTFOLIO TRANSACTIONS. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

ORGANIZATION. The EVERGREEN FUND, EVERGREEN AGGRESSIVE GROWTH FUND and EVERGREEN SMALL CAP VALUE FUND are each separate investment series of the Evergreen Trust, a Massachusetts business trust reorganized in 1986 from a Maryland predecessor corporation. The EVERGREEN U.S. REAL ESTATE EQUITY FUND is a separate series of Evergreen Equity Trust, a Massachusetts business trust organized in 1988. EVERGREEN LIMITED MARKET FUND, INC. is a Maryland corporation organized in 1983. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Directors or Trustees.

     A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust (or corporation in the case of the EVERGREEN LIMITED MARKET FUND, INC.) named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series was established in a Trust (or in EVERGREEN LIMITED MARKET FUND, INC.), each share of the series or any Class established thereunder would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees of Directors, that affect each series and Class in substantially the same manner. Class A, Class B, Class C and Class Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees or Directors and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.

CUSTODIAN. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian.

REGISTRAR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT. Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121 acts as registrar, transfer agent and dividend-disbursing agent for each of the Funds. The transfer agent fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares or Class C shares.

PRINCIPAL UNDERWRITER. EKD, an affiliate of BISYS, located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds. BISYS also acts as sub-administrator to the Funds and provides certain sub-administrative services to Keystone in connection with its role as investment adviser to EVERGREEN SMALL CAP VALUE FUND and to EAMC in connection with its role as investment adviser to EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN LIMITED MARKET FUND, INC., including providing personnel to serve as officers of the Funds.

OTHER CLASSES OF SHARES. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by EAMC, (ii) certain institutional investors and (iii) investment advisory clients of EAMC, Keystone, CMG and their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

PERFORMANCE INFORMATION. From time to time, the Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders, Total return and yield are computed separately for Class A, Class B and Class C shares. A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission ("SEC"), the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of a Fund's shares are assumed to have been paid. Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest [and dividend] income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Performance data for each class of shares will be included in any advertisement or sales literature using performance data of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen Keystone mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EKD may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen Keystone mutual fund shareholders.

LIABILITY UNDER MASSACHUSETTS LAW. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which the EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND, EVERGREEN AGGRESSIVE GROWTH FUND and EVERGREEN SMALL CAP VALUE FUND operate provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust shall contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

ADDITIONAL INFORMATION. This Prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts or EVERGREEN LIMITED MARKET FUND, INC. with the SEC under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

********************************************************************************
PROSPECTUS
********************************************************************************
THE EVERGREEN(SM) DOMESTIC GROWTH FUNDS
********************************************************************************
PROSPECTUS DATED JUNE 2, 1997
EVERGREEN FUND
EVERGREEN AGGRESSIVE GROWTH FUND
EVERGREEN SMALL CAP VALUE FUND

PROSPECTUS DATED NOVEMBER 29, 1996 AS SUPPLEMENTED JUNE 2, 1997
EVERGREEN U.S. REAL ESTATE EQUITY FUND
EVERGREEN LIMITED MARKET FUND, INC.

CLASS Y SHARES

      The Evergreen Domestic Growth Funds (the "Funds") are designed to provide investors with a selection of investment alternatives that seek to provide capital growth and diversification. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.

      A Statement of Additional Information ("SAI") dated June 2, 1997 for the Evergreen Fund, the Evergreen Aggressive Growth Fund and the Evergreen Small Cap Value Fund and dated November 29, 1996 as supplemented June 2, 1997 for the Evergreen U.S. Real Estate Equity Fund and the Evergreen Limited Market Fund, Inc. has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this Prospectus and other matters that may be of interest to investors. Shareholders may obtain a copy of the SAI without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                                TABLE OF CONTENTS

                                                                          Page
OVERVIEW OF THE FUNDS.......................................................4
EXPENSE INFORMATION.........................................................4
FINANCIAL HIGHLIGHTS........................................................6
DESCRIPTION OF THE FUNDS....................................................7
      INVESTMENT OBJECTIVES AND POLICIES....................................7
      INVESTMENT PRACTICES AND RESTRICTIONS.................................9
      SPECIAL RISK CONSIDERATIONS..........................................13
      OTHER INVESTMENT RESTRICTIONS........................................14
MANAGEMENT OF THE FUNDS....................................................14
      BOARD OF TRUSTEES/DIRECTORS..........................................14
      INVESTMENT ADVISERS..................................................14
      SUB-ADVISER..........................................................15
      PORTFOLIO MANAGERS...................................................15
      ADMINISTRATOR........................................................16
      SUBADMINISTRATOR.....................................................16
PURCHASE AND REDEMPTION OF SHARES..........................................17
      HOW TO BUY SHARES....................................................17
      HOW TO REDEEM SHARES.................................................18
      EXCHANGE PRIVILEGE...................................................19
      SHAREHOLDER SERVICES

                              OVERVIEW OF THE FUNDS

      The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds."

      The investment adviser to the EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN LIMITED MARKET FUND, INC. is Evergreen Asset Management Corp. ("EAMC"). EAMC and its predecessors have served as investment adviser to the Evergreen mutual funds since 1971. EAMC is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to EVERGREEN AGGRESSIVE GROWTH FUND.

      Keystone Investment Management Company ("Keystone") serves as investment adviser to the EVERGREEN SMALL CAP VALUE FUND. Keystone is an indirectly-owned subsidiary of FUNB. Keystone, or its affiliates, have provided investment advisory and management services to investment companies and private accounts since 1932.

      EVERGREEN FUND seeks to achieve capital appreciation by investing in the securities of little-known or relatively small companies, or companies undergoing changes which the Fund's investment adviser believes will have favorable consequences. Income will not be a factor in the selection of portfolio investments.

      EVERGREEN U.S. REAL ESTATE EQUITY FUND seeks long-term capital growth. Current income is a secondary objective. It invests primarily in equity securities of U.S. companies which are principally engaged in the real estate industry or which own significant real estate assets. It will not purchase direct interests in real estate.

      EVERGREEN LIMITED MARKET FUND, INC. seeks to achieve capital appreciation in the value of its shares. Income is not a factor in the selection of portfolio securities. In attempting to achieve its objective, the policy of EVERGREEN LIMITED MARKET FUND, INC. is to invest principally in securities of companies for which there is a relatively limited trading market. Generally these are little-known, small or special situation companies.

      EVERGREEN AGGRESSIVE GROWTH FUND seeks long-term capital appreciation by investing primarily in common stocks of emerging growth companies and in larger, more well established companies, all of which are viewed by the Fund's investment adviser as having above average appreciation potential.

      EVERGREEN SMALL CAP VALUE FUND seeks capital appreciation by investing in a diversified portfolio of common stocks of U.S. issuers which the investment adviser believes have underlying values, or potential values, exceeding their current values.

      THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.


                               EXPENSE INFORMATION

      The table set forth below summarizes the shareholder transaction costs associated with an investment in Class Y Shares of a Fund. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares."
                                                               CLASS Y SHARES
SHAREHOLDER TRANSACTION EXPENSES                               NO LOAD OPTION

Maximum Sales Charge Imposed on Purchases                    None
Maximum Sales Load Imposed on Dividend Reinvestments         None
Maximum Deferred Sales Charge                                None
Exchange Fee                                                 None


ANNUAL FUND OPERATING EXPENSES AND EXAMPLES

      The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return, and (ii) redemption at the end of each period.

EVERGREEN FUND
                    Annual Operating
                        Expenses                                  Examples
                   ------------------                          ---------------

Management Fees          0.98%             After 1 Year              $ 12
Other Expenses           0.17%             After 3 Years             $ 37

                         -----
Total                    1.15%             After 5 Years             $ 63
                                           After 10 Years            $140

EVERGREEN U.S. REAL ESTATE EQUITY FUND

                    Annual Operating
                        Expenses                                  Examples
                   ------------------                          ---------------

Management Fees          1.00%             After 1 Year              $ 15
Other Expenses*          0.50%             After 3 Years             $ 47

                         -----
Total                    1.50%             After 5 Years             $ 82
                                           After 10 Years            $179

EVERGREEN LIMITED MARKET FUND, INC.

                    Annual Operating
                        Expenses                                  Examples
                   ------------------                         ----------------

Management Fees          1.00%             After 1 Year             $ 16
Other Expenses**         0.60%             After 3 Years            $ 50

Total                    1.60%             After 5 Years            $ 87
                                           After 10 Years           $190


EVERGREEN AGGRESSIVE GROWTH FUND

                    Annual Operating
                        Expenses                                Examples
                   ------------------                       ----------------
Management Fees           0.60%           After 1 Year             $10
Other Expenses            0.37%           After 3 Years            $31
                          -----
Total                     0.97%           After 5 Years            $54
                                          After 10 Years          $119


EVERGREEN SMALL CAP VALUE FUND

                    Annual Operating
                        Expenses                                Examples
                   ------------------                       ----------------
Management Fees           0.95%            After 1 Year           $15
Other Expenses***         0.55%            After 3 Years          $47
                         -------
Total                     1.50%


*Reflects an agreement by EAMC to limit aggregate operating expenses (including the Advisory Fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) of EVERGREEN U.S. REAL ESTATE EQUITY FUND to an annual rate of 1.50% of average net assets until the fund reaches net assets of $15 million. Absent such agreements, the estimated annual operating expenses for Class Y Shares would have been 2.25% of average net assets.

**The annual operating expenses and examples of EVERGREEN LIMITED MARKET FUND, INC. do not reflect fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses net of fee waivers and expense reimbursements for the fiscal year ended September 30, 1996 for Class Y Shares were 1.55%.

***Reflects  agreements  by  Keystone  to  limit  aggregate  operating  expenses
(including the Advisory Fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) of EVERGREEN SMALL CAP VALUE FUND to an annual rate of 1.50% of average net assets until the Fund reaches net assets of $15 million. Absent such agreements, the estimated annual operating expenses for the Fund would be 1.75% of average net assets.

      The Fund offers Class A, B and C Shares which have different expenses and sales charges.

      From time to time, each fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

      The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Class Y Shares of the funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each fund for the most recent fiscal period. These amounts have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds."


                              FINANCIAL HIGHLIGHTS

       The tables on the following pages represent, for each Fund, financial highlights for a share outstanding throughout each period. Price Waterhouse LLP has audited the financial highlights for (i) the five most recent fiscal years or the life of the Fund, if shorter, for EVERGREEN FUND and EVERGREEN U.S. REAL ESTATE EQUITY FUND, (ii) the fiscal year ended September 30, 1996 for EVERGREEN LIMITED MARKET FUND, INC., and (iii) for the fiscal periods ended September 30, 1995 and 1996 for EVERGREEN AGGRESSIVE GROWTH FUND. Ernst & Young LLP was EVERGREEN LIMITED MARKET FUND, INC.'s prior independent auditors and audited that Fund's financial highlights for each of the fiscal years in the four-year period ended September 30, 1995. A report of Price Waterhouse LLP and Ernst & Young LLP, as the case may be, on the audited information with respect to each Fund is contained in the annual report to shareholders of each Fund which in relevant part is incorporated by reference in the SAI. Shareholders should read the following information for each Fund in conjunction with the financial statements and related notes contained in such annual report which are incorporated by reference in the SAI.

      Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

EVERGREEN FUND -- CLASS Y SHARES

                                                                          YEAR ENDED SEPTEMBER 30,
                                                1996     1995     1994     1993     1992     1991     1990     1989    1988*
PER SHARE DATA
Net asset value, beginning
  of period..................................  $15.59   $14.62   $14.46   $13.10   $13.32   $ 9.66   $14.01   $12.47   $15.12
Income (loss) from investment operations:
  Net investment income......................     .24      .10      .07      .09      .09      .17      .24      .32      .21
  Net realized and unrealized gain (loss) on
    investments..............................    2.55     3.10      .79     1.96      .55     3.93    (3.62)    1.99    (1.05)
    Total from investment
      operations.............................    2.79     3.20      .86     2.05      .64     4.10    (3.38)    2.31     (.84)
Less distributions to shareholders from:
  Net investment income......................    (.09)    (.07)    (.09)    (.07)    (.17)    (.18)    (.36)    (.21)    (.25)
  Net realized gains.........................    (.58)   (2.16)    (.61)    (.62)    (.69)    (.26)    (.61)    (.56)   (1.56)
    Total distributions......................    (.67)   (2.23)    (.70)    (.69)    (.86)    (.44)    (.97)    (.77)   (1.81)
  Net asset value, end of period.............  $17.71   $15.59   $14.62   $14.46   $13.10   $13.32    $9.66   $14.01   $12.47
TOTAL RETURN+................................   18.4%    26.8%     6.2%    15.8%     5.2%    43.7%   (25.4%)   20.0%     1.9%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (in millions)......    $841     $612     $526     $657     $722     $755     $525     $867     $751
Ratios to average net assets:
  Operating expenses.........................   1.15%    1.16%    1.13%    1.11%    1.13%    1.15%    1.15%    1.11%    1.03%
  Interest expense...........................      --     .06%     .09%     .01%       --       --       --       --       --
  Net investment income......................    .93%     .53%     .40%     .60%     .56%    1.45%    1.83%    2.46%    1.70%
Portfolio turnover rate......................     15%      19%      19%      21%      32%      35%      39%      40%      42%
Average commission rate paid per share.......  $.0603      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                               1987*
PER SHARE DATA
Net asset value, beginning
  of period..................................  $13.55
Income (loss) from investment operations:
  Net investment income......................     .17
  Net realized and unrealized gain (loss) on
    investments..............................    2.65
    Total from investment
      operations.............................    2.82
Less distributions to shareholders from:
  Net investment income......................    (.13)
  Net realized gains.........................   (1.12)
    Total distributions......................   (1.25)
  Net asset value, end of period.............  $15.12
TOTAL RETURN+................................   22.5%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (in millions)......    $808
Ratios to average net assets:
  Operating expenses.........................   1.03%
  Interest expense...........................      --
  Net investment income......................   1.32%
Portfolio turnover rate......................     46%
Average commission rate paid per share.......     N/A

*  Net of expense limitation in fiscal years 1988 and 1987.
+ Total return is calculated on net asset value for the period indicated and is not annualized.

EVERGREEN U.S. REAL ESTATE EQUITY FUND -- CLASS Y SHARES

                                                                                              NINE MONTHS        SEPTEMBER 1, 1993*
                                              YEAR ENDED                YEAR ENDED               ENDED                 THROUGH
                                         SEPTEMBER 30, 1996|       SEPTEMBER 30, 1995    SEPTEMBER 30, 1994#     DECEMBER 31, 1993
PER SHARE DATA
Net asset value, beginning of
  period...........................             $11.44                    $10.07                $ 10.71                $ 10.00
Income (loss) from investment
  operations:
  Net investment income............                .24                       .23                    .11                    .04
  Net realized and unrealized gain
    (loss) on investments..........               1.29                      1.46                   (.75)                   .72
    Total from investment
      operations...................               1.53                      1.69                   (.64)                   .76
Less distributions to shareholders
  from:
  Net investment income............               (.20)                     (.20)                    --                   (.04)
  In excess of net investment
    income.........................                 --                        --                     --                   (.01)
  Net realized gains...............               (.21)                     (.12)                    --                     --
    Total distributions............               (.41)                     (.32)                    --                   (.05)
Net asset value, end of period.....             $12.56                    $11.44                $ 10.07                $ 10.71
TOTAL RETURN+......................              13.6%                     17.6%                  (6.0%)                  7.6%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's
  omitted).........................            $10,601                    $9,456                 $8,630                 $4,610
Ratios to average net assets:
  Expenses**.......................              1.46%                     1.50%                  1.49%++                 .44%++
  Interest expense.................               .04%                        --                     --                     --
  Net investment income**..........              2.02%                     2.45%                  1.60%++                1.93%++
Portfolio turnover rate............               169%                      115%                   102%                    17%
Average commission rate paid per
  share............................             $.0619                       N/A                    N/A                    N/A

| Per share data is calculated based on average shares outstanding during the period.
#   The Fund changed its fiscal year end from December 31 to September 30.
*   Commencement of operations.
+ Total return is calculated on net asset value for the periods indicated and is not annualized.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                                      NINE MONTHS        SEPTEMBER 1, 1993*
                                           YEAR ENDED            YEAR ENDED              ENDED                THROUGH
                                       SEPTEMBER 30,1996     SEPTEMBER 30, 1995    SEPTEMBER 30, 1994    DECEMBER 31, 1993
Expenses............................          2.25%                 2.70%                 2.65%                 3.59%
Net investment income (loss)........          1.23%                 1.25%                  .44%                (1.21%)

EVERGREEN LIMITED MARKET FUND, INC. -- CLASS Y SHARES

                            YEAR            YEAR         FOUR MONTHS
                            ENDED           ENDED           ENDED
                        SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,                      YEAR ENDED MAY 31,
                            1996            1995            1994*        1994      1993      1992      1991      1990     1989|
PER SHARE DATA
Net asset value,
  beginning of
  period..............      $18.42          $21.74          $21.20       $20.87    $21.02    $18.81    $17.69    $21.02    $16.82
Income (loss) from
  investment
  operations:
  Net investment
    income (loss).....        (.08)           (.23)           (.05)        (.07)     (.03)      .02       .56       .45       .16
  Net realized and
    unrealized gain
    (loss) on
    investments.......        (.43)            .59             .59         1.67      1.57      3.33      1.67       .25      4.37
    Total from
      investment
      operations......        (.51)            .36             .54         1.60      1.54      3.35      2.23       .70      4.53
Less distributions to
  shareholders from:
  Net investment
    income............          --              --              --           --        --      (.14)     (.53)     (.36)     (.05)
  Net realized
    gains.............        (.56)          (3.68)             --        (1.27)    (1.69)    (1.00)     (.58)    (3.67)     (.28)
    Total
      distributions...        (.56)          (3.68)             --        (1.27)    (1.69)    (1.14)    (1.11)    (4.03)     (.33)
Net asset value, end
  of period...........      $17.35          $18.42          $21.74       $21.20    $20.87    $21.02    $18.81    $17.69    $21.02
TOTAL RETURN+.........       (2.7%)           4.8%            2.6%         7.6%      7.5%     18.3%     14.4%      4.2%     27.4%
RATIOS & SUPPLEMENTAL
  DATA
Net assets, end of
  period
  (000's omitted).....     $39,622         $64,721         $99,340      $96,357   $80,605   $62,172   $45,687   $37,838   $37,292
Ratios to average net
  assets:
  Expenses............       1.55%#          1.36%           1.37%++      1.26%     1.24%     1.25%     1.32%     1.33%     1.30%
  Interest expense....        .02%              --              --           --        --        --        --        --        --
  Net investment
    income (loss).....       (.38%)#         (.87%)          (.70%)++     (.33%)    (.07%)     .22%     3.32%     2.25%      .86%
Portfolio turnover
  rate................        160%             84%             36%          89%       29%       55%       59%       46%       45%
Average commission
  rate paid per
  share...............      $.0497             N/A             N/A          N/A       N/A       N/A       N/A       N/A       N/A

                         1988
PER SHARE DATA
Net asset value,
  beginning of
  period..............   $18.55
Income (loss) from
  investment
  operations:
  Net investment
    income (loss).....       --
  Net realized and
    unrealized gain
    (loss) on
    investments.......     (.78)
    Total from
      investment
      operations......     (.78)
Less distributions to
  shareholders from:
  Net investment
    income............       --
  Net realized
    gains.............     (.95)
    Total
      distributions...     (.95)
Net asset value, end
  of period...........   $16.82
TOTAL RETURN+.........    (4.0%)
RATIOS & SUPPLEMENTAL
  DATA
Net assets, end of
  period
  (000's omitted).....  $23,007
Ratios to average net
  assets:
  Expenses............    1.47%
  Interest expense....       --
  Net investment
    income (loss).....     .01%
Portfolio turnover
  rate................      47%
Average commission
  rate paid per
  share...............      N/A

*  The Fund changed its fiscal year end from May 31 to September 30.
| Investment income, expenses and net investment income are based on average monthly shares outstanding for the period indicated.
+ Total return is calculated on net asset value for the periods indicated and is not annualized.
++ Annualized.
# Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment loss to average net assets would have been the following:

                                                YEAR ENDED
                                               SEPTEMBER 30,
                                                   1996
Expenses....................................       1.60%
Net investment loss.........................       (.43%)

EVERGREEN AGGRESSIVE GROWTH FUND -- CLASS  Y SHARES

                                         CLASS Y SHARES
                                                     JULY 7,
                                      YEAR            1995*
                                      ENDED          THROUGH
                                  SEPTEMBER 30,   SEPTEMBER 30,
                                      1996            1995
PER SHARE DATA:
Net asset value, beginning of
  period........................      $17.38          $15.79
Income (loss) from investment
  operations:
  Net investment loss...........        (.06)           (.01)
  Net realized and unrealized
    gain on investments.........        4.41            1.60
    Total from investment
      operations................        4.35            1.59
Less distributions to
  shareholders from net realized
  gains.........................        (.64)             --
Net asset value, end of
  period........................      $21.09          $17.38
TOTAL RETURN+...................       25.8%           10.1%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)......................     $25,918          $1,889
Ratios to average net assets:
  Expenses......................        .97%           1.08%++
  Net investment loss...........      (.60%)          (.71%)++
Portfolio turnover rate.........         33%             31%
Average commission rate paid per
  share.........................      $.0582             N/A

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.
++ Annualized.

                            DESCRIPTION OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES

      Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

      In addition  to the  investment  policies  detailed  below,  each Fund may
employ  certain  additional   investment   strategies  which  are  discussed  in
"Investment Practices and Restrictions."

EVERGREEN FUND

       The EVERGREEN FUND seeks to achieve its investment objective of capital appreciation principally through investments in common stocks and securities convertible into or exchangeable for common stocks of companies which are little-known, relatively small or represent special situations which, in the opinion of the Fund's investment adviser, offer potential for capital appreciation. A "little-known" company means one whose business is limited to a regional market or whose securities are closely held with only a small proportion traded publicly. A "relatively small" company means one which has a small share of the market for its products or services in comparison with other companies in its field, or which provides goods or services for a limited market. A "special situation" company is one which offers potential for capital appreciation because of a recent or anticipated change in structure, management, products or services. In addition to the securities described above, the Fund may invest in securities of relatively well-known and large companies with potential for capital appreciation. Investments may also be made to a limited degree in non-convertible debt securities and preferred stocks which offer an opportunity for capital appreciation. Short-term investments may also be made if the Fund's investment adviser believes that such action will benefit the Fund. See "Special Risk Considerations."

EVERGREEN U.S. REAL ESTATE EQUITY FUND

      The EVERGREEN U.S. REAL ESTATE EQUITY FUND'S investment objective is long-term capital growth, which it seeks to achieve through investment primarily in equity securities of domestic companies which are principally engaged in the real estate industry or which own significant real estate assets; the Fund will not purchase direct interests in real estate. Current income is a secondary objective. Equity securities include common stock, preferred stock and securities convertible into common stock.

      Under normal conditions, the Fund will invest not less than 65% of its total assets in equity securities of United States exchange or NASDAQ listed companies principally engaged in the real estate industry. A company is deemed to be "principally engaged" in the real estate industry if at least 50% of its assets (marked to market), gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies may include among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties; mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies. The Fund will only invest in real estate equity trusts and limited partnerships which are traded on major exchanges. See "Special Risk Considerations" with respect to the special risks involved with an investment in these types of securities. The remainder of the Fund's investments may be made in equity securities of issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Fund may invest more than 25% of its total assets in any one sector of the real estate or real estate related industries. In addition, the Fund may, from time to time, invest in the securities of companies unrelated to the real estate industry whose real estate assets are substantial relative to the price of the companies' securities.

      Investments may also be made in securities of issuers unrelated to the real estate industry believed by the Fund's investment adviser to be undervalued and to have capital appreciation potential. Also, consistent with the secondary objective of current income, investments may also be made in non-convertible debt securities of such companies. The debt securities purchased (except for those described below) will be of investment grade or better quality (e.g., rated no lower than A by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's") or any other nationally recognized statistical rating organization ("SRO"), or, if not so rated, believed by the Fund's investment adviser to be of comparable quality). However, up to 10% of total assets may be invested in unrated debt securities of issuers secured by real estate assets where the Fund's investment adviser believes that the securities are trading at a discount and the underlying collateral will ensure repayment of principal. In such situations, it is conceivable that the Fund could, in the event of default, end up holding the underlying real estate directly.

EVERGREEN LIMITED MARKET FUND, INC.

      The investment objective of EVERGREEN LIMITED MARKET FUND, INC. is to achieve capital appreciation; income is not a factor in the selection of portfolio securities. The Fund seeks to achieve its objective principally through investments in common stocks of companies for which there is a relatively limited trading market. A relatively limited trading market is one in which only small amounts of stock are available at any given time generally through five or fewer market makers. The securities of such companies are often traded only over-the-counter or on a regional securities exchange, rarely on a national securities exchange, and may not trade every day or in the volume typical of trading on a national securities exchange.

      Investments by the Fund are made with a view toward taking advantage of market inefficiencies affecting the price of a company's securities or by exploiting the investment opportunities which may be inherent in companies offering new or unique products or services. Market inefficiency can result from a company being too small to be covered by most industry analysts, thereby resulting in a limited dissemination of information about the company or its industry. The companies in which the Fund may invest are small, but have at least $1,000,000 and generally no more than $150,000,000 of market capitalization (see "Special Risk Considerations"). The Fund may also invest in little-known or unpopular companies which may not be widely recommended for purchase by industry analysts due to some situation unique to the company or its industry. There are no restrictions as to types of businesses or industries in which the Fund may invest. The Fund's investment adviser believes that its investment research programs will uncover a variety of relatively unexploited investment opportunities.

      The Fund's investment adviser will attempt to screen the universe of companies falling within the capitalization range described above and invest primarily in what it believes to be the 100 best based on certain qualitative and quantitative criteria. Such companies may include those with the highest return on equity and consistent earnings growth. The criteria will be reviewed and evaluated on an ongoing basis by the Fund's investment adviser. In addition, the Fund will invest in other companies which do not meet the screening criteria. These will include companies which offer unique products or services or operate in industries or sectors that have, in the opinion of the Fund's investment adviser, significant growth prospects. In selecting investment opportunities for the Fund, the Fund's investment adviser will use certain proprietary computer screening techniques and the extensive library facilities of Lieber & Company, the Fund's sub-adviser.

      While the focus of EVERGREEN LIMITED MARKET FUND, INC. is on long-term capital appreciation, investments may on occasion be made with the expectation of short-term capital appreciation. Securities held for a short time period may be sold if the investment objective for such securities has been achieved or if other circumstances warrant.

EVERGREEN AGGRESSIVE GROWTH FUND

      The EVERGREEN AGGRESSIVE GROWTH FUND'S investment objective is to achieve long-term capital appreciation by investing primarily in common stocks of emerging growth companies and larger, more well established companies, all of which are viewed by the Fund's investment adviser as having above-average appreciation potential. Under normal circumstances, the Fund intends to invest at least 65% of its net assets in common stocks or securities convertible into common stocks. The Fund's investment adviser considers an emerging growth company to be one which is still in the developmental stage, yet has demonstrated, or is expected to achieve, growth of earnings over various major business cycles. Important qualities of any emerging growth company include sound management and a good product with growing market opportunities. To the extent that its assets are not invested in common stocks or securities convertible into common stocks, the Fund also may invest its assets in, or enter into repurchase agreements with banks or broker-dealers with respect to, investment grade corporate bonds, U.S. government securities, commercial paper and certificates of deposit of domestic banks.

      Consistent with its investment objective, the Fund also may invest in equity securities of seasoned, established companies which its investment adviser believes have above-average appreciation potential similar to that of companies in the developmental stage. This may be due, for example, to management change, new technology, new product or service developments, changes in demand, or other factors. Investments in stocks of emerging growth companies may involve special risks. Securities of lesser-known, relatively small and special situation companies tend to be speculative and volatile.

Therefore, the current net asset value of the Fund's shares may vary significantly. Accordingly, the Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

EVERGREEN SMALL CAP VALUE FUND

      The EVERGREEN SMALL CAP VALUE FUND'S investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of securities consisting primarily of common stocks of U.S. issuers that the Fund's investment adviser believes have an underlying value, or potential value, exceeding their current prices. Income is not a primary factor in the selection of securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies with a market capitalization of less than $1 billion determined at the time of purchase. In addition to common stocks, the Fund may invest in securities having common stock characteristics, such as convertible bonds and preferred stocks. The Fund may invest up to 25% of its assets in securities issued by companies located in foreign countries.

      In selecting securities for the portfolio, the Fund's investment adviser will assess the prospects for earnings growth of a company over the next 1-1/2 to 3 years and quantify the economic worth, or basic value, of a company. Using this value approach, the Fund's investment adviser relies primarily on the knowledge, experience and judgment of its in-house research staff. The Fund's investment adviser may also use information from a variety of outside sources, including brokerage firms, electronic data bases, specialized research firms and technical journals. See "Special Risks Considerations."

      The Fund may invest in convertible debt securities that are rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, deemed by the Fund's investment adviser to be of comparable quality. Securities rated Baa or BBB may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuers of such debt securities to make principal and interest payments than is the case with higher rated securities. However, like the higher rated debt securities, these securities are considered investment grade. For a description of such ratings, see the SAI.


INVESTMENT PRACTICES AND RESTRICTIONS

DEFENSIVE INVESTMENTS

      Each Fund may invest, without limitation, in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, U.S. government securities, non-convertible investment grade debt securities or preferred stocks or hold its assets in cash if, in the opinion of the Funds' investment advisers, market conditions warrant a temporary defensive investment strategy.

PORTFOLIO TURNOVER AND BROKERAGE

      The annual portfolio turnover rates for each Fund, except the EVERGREEN SMALL CAP VALUE FUND, are set forth in the tables contained in the "Financial Highlights" section above. The portfolio turnover rate for the EVERGREEN SMALL CAP VALUE FUND is not expected to exceed 200% for the coming year. A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which the Fund and its shareholders must bear. For further information about brokerage and distributions see "Dividends, Distributions and Taxes" or the SAI.

It is contemplated that Lieber & Company ("Lieber"), an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN LIMITED MARKET FUND, INC. effected on those exchanges. See the SAI for further information regarding the brokerage allocation practices of the Funds.

BORROWING

      As a matter of fundamental policy, the Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits and other terms applicable to borrowing by each Fund are set forth in the SAI.

LENDING OF PORTFOLIO SECURITIES

      In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial institutions. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities by the Funds, if and when made, may not exceed 30% of the value of a Fund's net assets and must be collateralized by cash or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund has the right to call a loan and obtain the securities loaned at any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.

      There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

ILLIQUID SECURITIES

      The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trustees or Directors to be liquid and repurchase agreements with maturities longer than seven days, except that EVERGREEN U.S. REAL ESTATE EQUITY FUND may only invest up to 10% of its assets in repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"), which have been determined to be liquid, will not be considered by the Funds' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at reasonable prices could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees or Directors. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

      Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, including the Fund's Custodian, or primary dealers in U.S. government securities. A repurchase agreement is an arrangement whereby a Fund purchases a security and simultaneously agrees to resell it to the vendor at the same price plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the holding period. A Fund will maintain collateral with its Custodian in an amount at least equal to the repurchase price (including accrued interest). In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. The Funds' investment advisers will review and continually monitor the creditworthiness of each institution with which a Fund enters into a repurchase agreement to evaluate these risks.

      EVERGREEN U.S. REAL ESTATE EQUITY FUND, EVERGREEN AGGRESSIVE GROWTH FUND AND EVERGREEN SMALL CAP VALUE FUND may enter into "reverse repurchase agreements." A reverse repurchase agreement is an arrangement whereby the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase them at a mutually agreed upon date for the price plus interest. At the time a Fund enters into a reverse repurchase agreement, it will be placed in a segregated custodial cash account, U.S. government securities or liquid high grade debt obligations having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. A Fund will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

FIXED INCOME SECURITIES -- DOWNGRADES

      If any security invested in by any of the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

OPTIONS, FUTURES AND DERIVATIVES

      In addition to making investments directly in securities, EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN SMALL CAP VALUE FUND may write covered put and call options and hedge their investments by purchasing options and engaging in transactions in futures contracts and related options. The Funds may engage in foreign currency exchange transactions to protect against changes in future exchange rates.

WRITING OPTIONS. EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN SMALL CAP VALUE FUND may write covered call and put options on certain portfolio securities in an attempt to earn income and realize a higher return on its portfolio. A call option gives the purchaser of the option the right to buy a security from the writer at the exercise price at any time during the option period. An option may not be written if, afterwards, securities comprising more than 5% of the market value of a Fund's equity securities would be subject to call options. A Fund realizes income from the premium paid to it in exchange for writing the call option. Once it has written a call option on a portfolio security and until the expiration of such option, a Fund forgoes the opportunity to profit from increases in the market price of such security in excess of the exercise price of the call option. Should the price of the security on which a call has been written decline, a Fund bears the risk of loss, which would be offset to the extent the Fund has received premium income. A Fund will only write "covered" options traded on recognized securities exchanges. An option will be deemed covered when a Fund either (I) owns the security (or securities convertible into such security) on which the call option has been written in an amount sufficient to satisfy the obligations arising under a call option, or
(ii) in the case of both call and put options, the Fund's Custodian maintains cash or high-grade liquid debt securities belonging to the Fund in an amount not less that the amount needed to satisfy the Fund's obligations with respect to such options. A "closing purchase transaction" may be entered into with respect to a call option written by a Fund for the purpose of closing its position. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Funds may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline below the exercise price more than enough to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

      Each Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise above the exercise price more than enough to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. In addition to writing covered call and put options, each Fund may purchase and sell various financial instruments ("Derivative Instruments) such as financial futures contracts (including interest rate, index and foreign currency futures contracts), options (such as options on securities, indices, foreign currencies and futures contracts), forward currency contracts and interest rate, equity index and currency swaps, caps, collars and floors. The index Derivative Instruments a Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread, to lock in unrealized market value gains or losses, to facilitate or substitute for the sale or purchase of securities, to manage the duration of securities, to alter the exposure of a particular investment or portion of a Fund's portfolio to fluctuations in interest rates or currency rates, to uncap a capped security or to convert a fixed rate security into a variable rate security or a variable rate security into a fixed rate security.

      A Fund's ability to use these instruments may be limited by market conditions, regulatory limits and tax considerations. A Fund might not use any of these strategies, and there can be no assurance that any strategy that is used will succeed. See the SAI for more information regarding these instruments and the risks relating thereto.

      CURRENCY AND OTHER FINANCIAL FUTURE CONTRACTS. The Funds may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

      The Funds may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

      The Funds may enter into closing purchase and sale transacations in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin depostis on the contract and to complete the contract according to its terms, in which case the Funds would continue to bear market risk on the transaction.

      RISKS OF DERIVATIVE INSTRUMENTS. The use of Derivative instruments, including written put and call options, involves special risks, including: (1) the lack of, or imperfect, correlation between price movements of a Fund's current or proposed portfolio investments that are the subject of the transactions as well as price movements of the Derivative Instruments involved in the transaction; (2) possible lack of a liquid secondary market for any particular Derivative Instrument at a particular time; (3) the need for additional portfolio management skills and techniques; (4) losses due to unanticipated market price movements; (5) the fact that, while such strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in portfolio investments; (6) incorrect forecasts by a Fund's investment adviser concerning interest or currency exchange rates or direction of price fluctuations of the investment that is the subject of the transaction, which may result in the strategy being ineffective; (7) loss of premiums paid by the Fund on options it purchases; and (8) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with such transactions and the possible inability of the Fund to close out or liquidate its positions.

      Each Fund's investment adviser may use Derivative Instruments, including written put and call options, for hedging purposes (i.e., by paying a premium or foregoing the opportunity for profit in return for protection against downturns in markets generally or the prices of individual securities or currencies) and also may use Derivative Instruments to try to enhance the return characteristics of a Fund's portfolio of investments (i.e., by receiving premiums in connection with the writing of options and thereby accepting the risk of downturns in markets generally or the prices of individual securities or currencies or by paying premiums with the hope that the securities or currencies underlying Derivative Instruments will appreciate). The use of Derivative Instruments for hedging purposes or to enhance a Fund's return characteristics can increase investment risk. If a Fund's investment adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed, resulting in leverage. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that the Fund has entered into. Options and futures transactions may increase portfolio turnover rates, which would result in greater commission expenses and transaction costs.


SPECIAL RISK CONSIDERATIONS

INVESTMENT IN SMALL COMPANIES

      Investments in securities of little-known, relatively small or special situation companies ("Small Companies") may be speculative and volatile. Investing in Small Companies generally involves some or all of the following risks:

1. The company may lack management depth, potentially increasing the risks associated with the loss of key personnel. 2. The company may lack material and financial resources, possibly limiting the availability of financing. 3. The company may be developing or marketing new products or services for which there are no established markets and the market for the product or service could fail to develop as projected. 4. The securities of Small Companies are often closely held and only traded on the over-the -counter market or on a regional stock exchange. As a result, the securities of Small Companies are sometimes illiquid or subject to wide price fluctuations.

As a result of the risk factors described above, the net asset value of each Fund's shares can be expected to vary significantly. Accordingly, each Fund should not be considered suitable for investors who are unable or unwilling to assume the associated risks, nor should investment in the Funds be considered a balanced or complete investment program.

INVESTMENTS RELATED TO REAL ESTATE

      EVERGREEN U.S. REAL ESTATE EQUITY FUND invests primarily in issuers whose activities are real estate related. Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increase in interest rates. In the event of a default on such securities, the holder thereof could end up holding real estate directly and therefore be more directly subject to such risks. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.

FOREIGN SECURITIES RISKS

      Investing in foreign securities of foreign issuers generally involves more risk than investing in a portfolio consisting solely of securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability of negative diplomatic developments; and dividend or interest withholding may be imposed at the source.

      Fluctuations in foreign exchange impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.

OTHER INVESTMENT RESTRICTIONS

      Each Fund has adopted additional investment restrictions that are set forth in the SAI. Unless otherwise noted, the restrictions and policies set forth above are not fundamental and may be changed without shareholder approval.


                             MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES/DIRECTORS

      Each Fund is governed by the Board of Trustees or Directors of the trust or corporation under which it was organized. Each Fund's Board of Trustees or Directors, as applicable, has absolute and exclusive control over the management and disposition of all assets of a Fund.

INVESTMENT ADVISERS

      Each Fund has retained an investment adviser that, subject to the authority of a Fund's Trustees or Directors, (1) provides the Fund with investment advice, management and administrative services and (2) supervises the Fund's daily business affairs.

      The investment adviser to each Fund is a subsidiary of FUNB. FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union, headquartered in Charlotte, North Carolina, had $132 billion in consolidated assets as of February 28, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. Capital Management Group of FUNB ("CMG") manages or otherwise oversees the investment of over $45 billion in assets belonging to a wide range of clients, including all of the series of Evergreen investment Trust and certain other Evergreen mutual funds.


EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND, AND EVERGREEN LIMITED MARKET FUND, INC.

      EAMC is the investment adviser to the EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND, and EVERGREEN LIMITED MARKET FUND, INC. EAMC, together with its predecessors, has provided investment advice to the Evergreen mutual funds since 1971. EAMC, located at 2500 Westchester Avenue, Purchase, New York 10577, is a wholly-owned subsidiary of First Union Bank of North Carolina ("FUNB").

      For the services it renders to each Fund, EAMC receives an annual fee equal to 1.00% of the first $750,000,000 of the Fund's average daily net assets, plus 0.90% of the next $250,000,000 of such average daily net assets, plus 0.80% of such average daily net assets in excess of $1,000,000,000. For the fiscal year ended September 30, 1996, each of the Funds paid the following in investment advisory fees to EAMC as a percentage of its average net assets:
EVERGREEN FUND, 0.98%; EVERGREEN U.S. REAL ESTATE EQUITY FUND, 0.00%; and EVERGREEN LIMITED MARKET FUND, INC. 1.00%.

EVERGREEN SMALL CAP VALUE FUND

      Keystone is the investment adviser to the EVERGREEN SMALL CAP VALUE FUND. Keystone, or its affiliates, has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is located at 200 Berkeley Street, Boston, Massachusetts 02116.

      For the services it renders to the EVERGREEN SMALL CAP VALUE FUND, Keystone receives an annual fee equal to 0.95% of the Fund's aggregate net asset value.

EVERGREEN AGGRESSIVE GROWTH FUND

      CMG provides investment advisory services to the EVERGREEN AGGRESSIVE GROWTH FUND. For the services it renders to the EVERGREEN AGGRESSIVE GROWTH FUND, CMG receives an annual fee equal to 0.60% of the Fund's average daily net assets.

For the fiscal year ended September 30, 1996, EVERGREEN AGGRESSIVE GROWTH FUND paid 0.60% of its average net assets to CMG in investment advisory fees.

      Information regarding each Fund's total operating expenses and, to the extent applicable, any expense limitations or waivers, are set forth in the section "Financial Highlights." From time to time, each investment adviser may reduce or waive its fee or reimburse a Fund for which it serves as investment adviser for certain of the Fund's expenses in order to reduce the Fund's expense ratio. As a result, a Fund's total return would be higher than if the fees and any expenses had been paid by the Fund.

SUB-ADVISER

      EAMC has entered into sub-advisory agreements with Lieber regarding EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN LIMITED MARKET FUND, INC. (the "Sub-Advisory Agreements"). The Sub-Advisory Agreements provide for Lieber's research department and staff to furnish EAMC with information, investment recommendations, advice and research and general consulting services regarding each Fund. For its services rendered, EAMC reimburses Lieber for the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber. Lieber is a subsidiary of First Union and is located at 2500 Westchester Avenue, Purchase, New York 10577.

PORTFOLIO MANAGERS

EVERGREEN FUND

      Stephen A. Lieber has been the portfolio manager for EVERGREEN FUND since 1971. Mr. Lieber is the Chairman and Co-Chief Executive Officer of EAMC.
Mr. Lieber has been associated with EAMC since he founded it, or its predecessors, in 1971.

EVERGREEN AGGRESSIVE GROWTH FUND

      The portfolio manager for EVERGREEN AGGRESSIVE GROWTH FUND is Harold J. Ireland, Jr., a Vice President of CMG who has been associated with CMG since 1995. Prior to that, Mr. Ireland was a Vice President of Palm Beach Capital Management, Inc. and served as portfolio manager of the Fund's predecessor, ABT Emerging Growth Fund, since 1985.

EVERGREEN U.S. REAL ESTATE EQUITY FUND

      Samuel A. Lieber has been the portfolio manager for EVERGREEN U.S. REAL ESTATE EQUITY FUND since the Fund's inception in March, 1995. Mr. Samuel Lieber has been associated with EAMC since 1985.

EVERGREEN LIMITED MARKET FUND, INC.

      A committee, which includes Stephen A. Lieber and Nola Maddox Falcone, President and Co-Chief Executive Officer of EAMC, manages the portfolio of Evergreen Limited Market Fund, Inc. The committee also draws upon the resources of certain other portfolio management and analytical personnel employed by EAMC or its affiliates.

EVERGREEN SMALL CAP VALUE FUND

      Warren J. Isabelle is the portfolio manager for Evergreen Small Cap Value Fund. He is also Chief Investment Officer for Equities of Keystone. Prior to joining Keystone in February, 1997, Mr. Isabelle managed the Pioneer Capital Growth Fund and the Pioneer Small Company Fund. He also served as Head of the Pioneer Special Equities Group. He has 14 years of investment experience.

ADMINISTRATOR

      EKIS serves as administrator to the Funds and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of the mutual funds administered by EKIS for which CMG, EAMC or Keystone also serve as investment adviser. As administrator, and subject to the supervision and control of the Trustees/Directors of the Funds, EKIS provides facilities, equipment and personnel to the Funds. EKIS's administration fee is calculated in accordance with the following schedule:


                          Aggregate Average Daily Net Assets of Funds
                          Administered by EKIS For Which any Affiliate of FUNB
Administrative Fee        Serves as Investment Adviser
------------------------- -----------------------------------------------------
0.050%                    on the first $7 billion
0.035%                    on the next $3 billion
0.030%                    on the next $5 billion
0.020%                    on the next $10 billion
0.015%                    on the next $5 billion
0.010%                    on assets in excess of $30 billion


SUBADMINISTRATOR

 BISYS Fund Services ("BISYS"), an affiliate of Evergreen Keystone Distributor, Inc. ("EKD"), distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to the Funds and is entitled to receive a fee from the Funds calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds administered by EKIS for which FUNB affiliates also serve as investment adviser, calculated in accordance with the following schedule:



                           Aggregate Average Daily Net Assets of Funds
                           Administered by BISYS For Which any Affiliate of
Sub-Administrative Fee     FUNB Serves as Investment Adviser
------------------------   ----------------------------------------------------
0.0100%                    on the first $7 billion
0.0075%                    on the next $3 billion
0.0050%                    on the next $15 billion
0.0040%                    on assets in excess of $25 billion


The total assets of the mutual funds administered by EKIS for which FUNB affiliates also serve as investment advisers were approximately $29.2 billion as of February 28, 1997.


                        PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

      Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by EAMC, (2) certain institutional investors and (3) investment advisory clients of CMG, EAMC or their affiliates.

      Eligible investors may purchase Class Y shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EKD. In addition, you may purchase Class Y shares of any of the Funds by mailing to that Fund, c/o Evergreen Keystone Service Company ("EKSC"), P.O. Box 2121, Boston, Massachusetts 02106- 2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer.

      There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. See the Share Purchase Application and SAI for more information. Only Class Y shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").

HOW THE FUNDS VALUE THEIR SHARES

      The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees or Directors believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

ADDITIONAL PURCHASE INFORMATION

      As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Keystone mutual funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.

HOW TO REDEEM SHARES

      You may "redeem" ( i.e., sell) your Class Y shares in a Fund to the Fund for cash, (at their net redemption value) on any day the Exchange is open, either directly by writing to the Fund, c/o EKSC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

REDEEMING SHARES THROUGH YOUR FINANCIAL INTERMEDIARY

      A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m.
(Eastern time).

REDEEMING SHARES DIRECTLY BY MAIL OR TELEPHONE

      Send a signed letter of instruction or stock power form to the Fund, c/o EKSC; the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and EKSC's policies.

      Shareholders may withdraw amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m.(Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or EKSC's offices are closed). The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

      In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

      Except as otherwise noted, neither the Funds, EKSC, nor EKD assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over Evergreen Keystone Express Line or by telephone are genuine. Neither the Funds, EKSC, nor the EKD will be liable when following instructions received over Evergreen Keystone Express Line or by telephone that EKSC reasonably believes are genuine.

EVERGREEN KEYSTONE EXPRESS LINE. Evergreen Keystone Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access Evergreen Keystone Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

GENERAL. The sale of shares is a taxable transaction for Federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder.
See the SAI for further details.

EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

      You may exchange some or all of your Class Y shares for shares of the same Class in the other Evergreen Keystone mutual funds through your financial intermediary, by calling or writing to EKSC or by using Evergreen Keystone Express Line as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange that represents an initial investment in another Evergreen Keystone mutual fund is subject to the minimum investment and suitability requirements of each Fund.

      Each of the Evergreen Keystone mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

EXCHANGES THROUGH YOUR FINANCIAL INTERMEDIARY

      A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

EXCHANGES BY TELEPHONE AND MAIL

      Exchange requests received by the Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach EKSC by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or EKSC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

      The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, EKSC or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.

SYSTEMATIC INVESTMENT PLAN

      You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. You may open a Systematic Investment Plan in the EVERGREEN FUND and EVERGREEN AGGRESSIVE GROWTH FUND for a minimum of only $50 per month with no initial investment required.

TELEPHONE INVESTMENT PLAN

      You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

SYSTEMATIC WITHDRAWAL PLAN

      When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.

AUTOMATIC REINVESTMENT PLAN

      For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

DOLLAR COST AVERAGING

      Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen Keystone mutual fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

      Prior to participating in dollar cost averaging, you must establish an account in an Evergreen Keystone mutual fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

TWO DIMENSIONAL INVESTING

      You may elect to have income and capital gains distributions from any Class Y Evergreen Keystone mutual fund shares you own automatically invested to purchase the same class of shares of any other Evergreen Keystone mutual fund. You may select this service on your application and indicate the Evergreen Keystone mutual fund(s) into which distributions are to be invested.

TAX SHELTERED RETIREMENT PLANS

      The Fund has various retirement plans available to you, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations ("Banking Laws") presently prohibit member banks of the Federal Reserve System or their non-bank affiliates ("Member Banks") from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. However, under the Banking Laws, a Member Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. EAMC and Keystone, since they both are subsidiaries of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.

       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG, Keystone or EAMC being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG, Keystone or EAMC were prevented from continuing to provide the services called for under the investment advisory agreements, it is expected that the Trustees or Directors would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, the Trustees or Directors would seek to take action so that the shareholders of any Fund would not suffer any adverse financial consequences.


                                OTHER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

       It is the policy of each Fund to distribute its investment company taxable income and any net realized capital gains to shareholders annually or more frequently as required as a condition of continued qualification as a regulated investment company by the Code. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December in the previous year. Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share at the close of business on the record date, unless the shareholder writes to the Fund's transfer agent and requests payment in cash.

       Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. Most shareholders of the Funds normally will have to pay federal income tax and any state or local taxes on the dividends and distributions they receive from a Fund.

       Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year. Under current law, the highest federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. EVERGREEN U.S. REAL ESTATE EQUITY FUND invests in real estate investment trusts which report the tax characteristics of their distributions to the Fund annually on a calendar year basis. The timing of such reporting to the Fund may affect the tax characteristics of distributions by the Fund to shareholders. Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by EKSC, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

       The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.

GENERAL INFORMATION

CODE OF ETHICS

      The Funds have adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

PORTFOLIO TRANSACTIONS

      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

ORGANIZATION

The EVERGREEN FUND, EVERGREEN AGGRESSIVE GROWTH FUND AND EVERGREEN SMALL CAP VALUE FUND are each separate investment series of the Evergreen Trust, a Massachusetts business trust reorganized in 1986 from a Maryland predecessor corporation. The EVERGREEN U.S. REAL ESTATE EQUITY FUND is a separate series of Evergreen Equity Trust, a Massachusetts business trust organized in 1988. EVERGREEN LIMITED MARKET FUND, INC. is a Maryland corporation organized in 1983. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Directors or Trustees.

      A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares. Each Trust or Corporation named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series was established in a Trust or corporation each share of the series or any Class established thereunder would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees of Directors, that affect each series and Class in substantially the same manner. Class A, Class B, Class C and Class Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees or Directors and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.

CUSTODIAN

      State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian.

REGISTRAR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

      Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121 acts as registrar, transfer agent and dividend-disbursing agent for each of the Funds.

PRINCIPAL UNDERWRITER

      EKD, an affiliate of BISYS, located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds. BISYS also acts as sub-administrator to the Funds and provides certain sub-administrative services to Keystone in connection with its role as investment adviser to EVERGREEN SMALL CAP VALUE FUND and to EAMC in connection with its role as investment adviser to EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND and EVERGREEN LIMITED MARKET FUND, INC., including providing personnel to serve as officers of the Funds.

OTHER CLASSES OF SHARES

      Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by EAMC, (ii) certain institutional investors and (iii) investment advisory clients of EAMC, Keystone, CMG and their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Shareholders may obtain information concerning each Fund's Class A, B and C shares from EKSC.

PERFORMANCE INFORMATION

      From time to time, the Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission ("SEC"), the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid. Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest [and dividend] income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

       Performance data for each class of shares will be included in any advertisement or sales literature using performance data of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen Keystone mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EKD may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen Keystone mutual fund shareholders.

LIABILITY UNDER MASSACHUSETTS LAW

      Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which the EVERGREEN FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND, EVERGREEN AGGRESSIVE GROWTH FUND and EVERGREEN SMALL CAP VALUE FUND operate provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust shall contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

ADDITIONAL INFORMATION

      This Prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts or EVERGREEN LIMITED MARKET FUND, INC. with the SEC under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                        STATEMENT OF ADDITIONAL INFORMATION
                        THE EVERGREEN DOMESTIC GROWTH FUNDS
                  2500 WESTCHESTER AVENUE, PURCHASE, NEW YORK 10577
                                    800-343-2898


                                    JUNE 2, 1997

                            EVERGREEN FUND ("EVERGREEN")
                  EVERGREEN AGGRESSIVE GROWTH FUND ("AGGRESSIVE")
                    EVERGREEN SMALL CAP VALUE FUND ("SMALL CAP")

                  NOVEMBER 29, 1996, AS SUPPLEMENTED JUNE 2, 1997

            EVERGREEN U.S. REAL ESTATE EQUITY FUND ("U.S. REAL ESTATE")
               EVERGREEN LIMITED MARKET FUND, INC. ("LIMITED MARKET")




This Statement of Additional Information ("SAI") dated June 2, 1997 pertains to all classes of shares of Evergreen, Aggressive and Small Cap and November 29, 1996, as supplemented June 2, 1997, pertains to all classes of shares of U.S. Real Estate and Limited Market. It is not a prospectus and should be read in conjunction with the Prospectus dated June 2, 1997 for Evergreen, Aggressive and Small Cap and November 29, 1996, as supplemented June 2,1997, for U.S. Real Estate and Limited Market in which you are making or contemplating an investment. The Evergreen Domestic Growth Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares, and a separate prospectus offering Class Y shares of each Fund. Copies of each Prospectus may be obtained without charge by calling the number listed above.

                              TABLE OF CONTENTS



INVESTMENT OBJECTIVES AND POLICIES.....................................1
INVESTMENT RESTRICTIONS................................................1
CERTAIN RISK CONSIDERATIONS............................................1
MANAGEMENT.............................................................1
INVESTMENT ADVISERS....................................................1
      Evergreen, U.S. Real Estate and Limited Market...................8
      Aggressive.......................................................8
      Small Cap........................................................8
      Advisory Fees....................................................8
      Continuation of the Advisory Agreement...........................9
      General.........................................................10
      Expense Limitations.............................................11
DISTRIBUTION PLANS.....................................................1
      Fees Paid Pursuant to Distribution Plans........................12
ALLOCATION OF BROKERAGE................................................1
ADDITIONAL TAX INFORMATION.............................................1
NET ASSET VALUE.......................................................15
PURCHASE OF SHARES.....................................................1
      General.........................................................16
      Alternative Purchase Arrangements...............................17
      Deferred Sales Charge Alternative--Class B Shares...............21
      Level-Load Alternative--Class C Shares..........................22
      Class Y Shares..................................................22
GENERAL INFORMATION ABOUT THE FUNDS...................................23
      Capitalization and Organization.................................23
      Distributor.....................................................24
      Counsel.........................................................24
      Independent Auditors............................................24
PERFORMANCE INFORMATION...............................................24
      Total Return....................................................24
YIELD CALCULATIONS....................................................26
      Non-Standardized Performance....................................26
GENERAL...............................................................26
      Additional Information..........................................27
FINANCIAL STATEMENTS..................................................27

                         INVESTMENT OBJECTIVES AND POLICIES

  (See also "Description of the Funds - Investment Objectives and Policies" in
                            each Fund's Prospectus)

      The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds - Investment Objectives and Policies" in the relevant Prospectus. The following expands upon the discussion in the Prospectus regarding certain investments of each Fund.

OPTIONS

      EVERGREEN may write covered call options to a limited extent on its portfolio securities ("covered options") in an attempt to earn additional income. A call option gives the purchaser of the option the right to buy a security from the writer at the exercise price at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The writer foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund retains the risk of loss should the price of the underlying security decline. The Fund will write only covered call option contracts and will receive premium income from the writing of such contracts. EVERGREEN may purchase call options to close out a previously written call option. In order to do so, the Fund will make a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which it has previously written. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. If an option is exercised, a Fund realizes a long-term or short-term gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received.

                               INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

      Except  as  noted,  the  investment   restrictions  set  forth  below  are
fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's investment adviser without shareholder approval, subject to review and approval by the Trustees/Directors. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

1. CONCENTRATION OF ASSETS IN ANY ONE ISSUER

   EVERGREEN and LIMITED MARKET may not invest more than 5% of their net assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

   Neither AGGRESSIVE, SMALL CAP nor U.S. REAL ESTATE may invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of a Fund's total assets may be invested without regard to such 5% limitation.

2. TEN PERCENT LIMITATION ON SECURITIES OF ANY ONE ISSUER

   None of AGGRESSIVE*, EVERGREEN, LIMITED MARKET, SMALL CAP or U.S. REAL ESTATE* may purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

3. INVESTMENT FOR PURPOSES OF CONTROL OR MANAGEMENT

   None of EVERGREEN, U.S. REAL ESTATE*, LIMITED MARKET*, SMALL CAP* or AGGRESSIVE* may invest in companies for the purpose of exercising control or management.

4. PURCHASE OF SECURITIES ON MARGIN

   None of EVERGREEN, AGGRESSIVE*, LIMITED MARKET, U.S. REAL ESTATE* OR SMALL CAP may purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5. UNSEASONED ISSUERS

   EVERGREEN may not invest more than 5% of its net assets in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors.

   Neither AGGRESSIVE* nor U.S. REAL ESTATE* may invest more than 15% of its total assets in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors, except obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities (this limitation does not apply to real estate investment trusts).

6. UNDERWRITING

   None of AGGRESSIVE, EVERGREEN, LIMITED MARKET, SMALL CAP or U.S. REAL ESTATE may engage in the business of underwriting the securities of other issuers.

7. INTERESTS IN OIL, GAS OR OTHER MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS

   None of AGGRESSIVE, EVERGREEN, LIMITED MARKET OR U.S. REAL ESTATE may purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

8. CONCENTRATION IN ANY ONE INDUSTRY

   U.S. REAL ESTATE may not concentrate its investments in any one industry, except that the Fund will invest at least 65% of its total assets in securities of companies engaged principally in the real estate industry.

   None of EVERGREEN, LIMITED MARKET, SMALL CAP or AGGRESSIVE may concentrate its investments in any one industry, except that each Fund may invest up to 25% of its total net assets in any one industry; provided, that this limitation shall not apply with respect to each Fund, to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. For purposes of this restriction, utility companies, gas, electric, water and telephone companies will be considered separate industries.

9. WARRANTS

   None of AGGRESSIVE*, EVERGREEN, LIMITED MARKET or U.S. REAL ESTATE* may invest more than 5% of its net assets in warrants, and, of this amount, no more than 2% of each Fund's total net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchange.

10.OWNERSHIP BY TRUSTEES(DIRECTORS)/OFFICERS

   None of AGGRESSIVE*, EVERGREEN, LIMITED MARKET or U.S. REAL ESTATE* may purchase or retain the securities of any issuer if (i) one or more officers or Trustees/Directors of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.SHORT SALES

   AGGRESSIVE*, EVERGREEN, LIMITED MARKET or U.S. REAL ESTATE* may not make short sales of securities unless, at the time of each such sale and thereafter while a short position exists, each Fund owns an equal amount of securities of the same issue or owns securities which, without payment by the Fund of any consideration, are convertible into, or are exchangeable for, an equal amount of securities of the same issue (and provided that transactions in futures contracts and options are not deemed to constitute selling securities short).

12.LENDING OF FUNDS AND SECURITIES

   The Funds may not lend their funds to other persons, except through the purchase of a portion of an issue of debt securities publicly distributed or the entering into of repurchase agreements.

   None of AGGRESSIVE, U.S. REAL ESTATE, EVERGREEN, SMALL CAP or LIMITED MARKET may lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's net assets.

13.COMMODITIES

   Neither AGGRESSIVE, SMALL CAP nor U.S. REAL ESTATE may purchase, sell or invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

   Neither EVERGREEN nor LIMITED MARKET may purchase, sell or invest in commodities or commodity contracts.

14.REAL ESTATE

   None of AGGRESSIVE, EVERGREEN, LIMITED MARKET, SMALL CAP or U.S. REAL ESTATE may purchase, sell or invest in real estate or interests in real estate, except that (i) each Fund may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts; and (ii) U.S. REAL ESTATE may purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein.

15.BORROWING, SENIOR SECURITIES, REVERSE REPURCHASE AGREEMENTS

   LIMITED MARKET may not borrow money except from banks as a temporary measure to facilitate redemption requests which might otherwise require the untimely disposition of portfolio investments and for extraordinary or emergency purposes provided that the aggregate amount of such borrowings shall not exceed 5% of the value of the Fund's total net assets at the time of any such borrowing, or mortgage, pledge or hypothecate its assets, except in an amount sufficient to secure any such borrowing. LIMITED MARKET may not issue senior securities, as defined in the Investment Company Act of 1940, as amended, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the restrictions described above.

   EVERGREEN may not borrow money except from banks as a temporary measure for extraordinary or emergency purposes (i) on an unsecured basis, subject to the requirements that the value of the Fund's assets, including the proceeds of borrowings, does not at any time become less than 300% of the Fund's indebtedness; provided, however, that if the value of the Fund's assets becomes less than such amount, the Fund will reduce its borrowings within three business days so that the value of the Fund's assets will be at least 300% of its indebtedness, or (ii) may make such borrowings on a secured basis, provided that the aggregate amount of such borrowings shall not exceed 5% of the value of its total net assets at the time of any such borrowing, or mortgage, pledge or hypothecate its assets, except in an amount not exceeding 15% of its total net assets taken at cost to secure such borrowing.

   AGGRESSIVE may not borrow money except on an unsecured basis up to 25% of its net assets, subject to the requirements that the value of the Fund's assets, including the proceeds of borrowings, does not at any time become less than 300% of the Fund's indebtedness; provided, however, that if the value of the Fund's assets becomes less than such amount, the Fund will reduce its borrowings within three business days so that the value of the Fund's assets will be at least 300% of its indebtedness.

   U.S. REAL ESTATE may not borrow money, issue senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Fund's total assets at the time of such borrowing. The Fund will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

   SMALL CAP may not borrow money, except (1) from a bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all of the Fund's borrowings, and, in the event that such asset coverage at any time falls below 300% the Fund will reduce its borrowings so that its asset coverage is at least 300%; and (2) for temporary purposes in an amount not to exceed 5% of the value of the Fund's total assets.

16.JOINT TRADING

   None of AGGRESSIVE*, EVERGREEN, LIMITED MARKET or U.S. REAL ESTATE* may participate on a joint or joint and several basis in any trading account in any securities. (A Fund's "bunching" of orders for the purchase or sale of portfolio securities with its investment adviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction).

17.OPTIONS

   Neither LIMITED MARKET nor U.S. REAL ESTATE* may write, purchase or sell put or call options, or combinations thereof, except that U.S. REAL ESTATE may do so as permitted under "Description of the Funds - Investment Objectives and Policies" in its Prospectus.

   EVERGREEN may not write, purchase or sell put or call options, or combinations thereof, except that the Fund is authorized to write covered call options on portfolio securities and to purchase call options in closing purchase transactions, provided that (i) such options are listed on a national securities exchange, (ii) the aggregate market value of the underlying securities does not exceed 25% of the Fund's total net assets, taken at current market value on the date of any such writing, and (iii) the Fund retains the underlying securities for so long as call options written against them make the shares subject to transfer upon the exercise of any options.

NON-FUNDAMENTAL OPERATING POLICIES

   Certain Funds have adopted additional non-fundamental operating policies. Operating policies may be changed by the Board of Trustees/Directors without a shareholder vote.

1. FUTURES AND OPTIONS TRANSACTIONS

   With respect to U.S. REAL ESTATE, which may invest in futures and options, the Fund will not: (i) sell futures contracts, purchase put options or write call options if, as a result, more than 30% of the Fund's total assets would be hedged with futures and options under normal conditions; (ii) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 30% of its total assets; or (iii) purchase call options if, as a result, the current value of option premiums for options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with, their underlying securities, and do not apply to securities that incorporate features similar to options.

2. ILLIQUID SECURITIES

   None of EVERGREEN, LIMITED MARKET, SMALL CAP or U.S. REAL ESTATE may invest more than 15% of its net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, which the Trustees/ Directors have determined to be liquid.


                             CERTAIN RISK CONSIDERATIONS

   There can be no assurance that a Fund will achieve its investment objective, and an investment in the Fund involves certain risks which are described under "Description of the Funds - Investment Practices and Restrictions; Special Risk Considerations" in the Prospectus.

   While U.S. REAL ESTATE is technically diversified within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), because the investment alternatives of the Fund are restricted by a policy of concentrating at least 65% of its total assets in companies in the real estate industry, investors should understand that investment in this Fund may be subject to greater risk and market fluctuation than an investment in a portfolio of securities representing a broader range of industry investment alternatives.


                                     MANAGEMENT

   The Trustees and executive officers of Evergreen Trust and Evergreen Equity Trust (the "Trusts") and the Directors and executive officers of Limited Market, their ages, addresses and principal occupations during the past five years are set forth below:







Name, Age and Address of          Position With
Trustees/Directors & Certain      Trusts/ Limited    Principal Occupation(s) During Past
Officers                          Market             Five Years
------------------------------    ---------------    -----------------------------------
LAURENCE B. ASHKIN (68), 180      Trustee/Director.  Real estate developer and construction
East Pearson Street, Chicago,                        consultant since 1980; President of Centrum
IL.                                                  Equities since 1987 and Centrum Properties,
                                                     Inc. since 1980.
FOSTER BAM (69), Greenwich        Trustee/Director.  Partner in the law firm of Cummings and
Plaza, Greenwich, CT.                                Lockwood since 1968.

JAMES S. HOWELL (72), 4124        Chairman and       Retired Vice President of Lance Inc.  (food
Crossgate Road, Charlotte, NC.    Trustee/ Director. manufacturing); Chairman of the Distribution
                                                     Comm.  Foundation for the Carolinas from
                                                     1989 to 1993.

ROBERT J. JEFFRIES  (73),  2118   Trustee/Director   Corporate consultant since 1967.
Ne Bedford  Drive,  Sun City      Emeritus*.
Center,

GERALD M. MCDONNELL (57), 209     Trustee/Director.  Sales Representative with Nucor-Yamoto Inc.
Ease Nucor Rd.  Norfolk, NE.                         (steel producer) since 1988.

THOMAS L. MCVERRY (58), 4419      Trustee/Director.  Director of Carolina Cooperative Federal
Parkview Drive, Charlotte, NC.                       Credit Union since 1990 and Rexham Corporation  from  1988  to
                                                     1990;   Vice  President  of
                                                     Rexham   Industries,   Inc.
                                                     (diversified  manufacturer)
                                                     from  1989  to  1990;  Vice
                                                     President-Finance       and
                                                     Resources,           Rexham
                                                     Corporation  from  1979  to
                                                     1990.

WILLIAM WALT PETTIT**(41), Holcomb                   Partner in the law firm Holcomb and Pettit,
and Pettit, P.A., 227 West Trade                     P.A. since 1990; Attorney, Clontz and Clontz
St., Charlotte, NC.                                       from 1980 to 1990.

RUSSELL A. SALTON, III, M.D.      Trustee/Director.  Medical Director, U.S. Healthcare of
(49) Regency Executive Park,                         Charlotte, North Carolina since 1995,
Charlotte, NC.                                       President, Primary Physician Care from 1990
                                                     to 1996.

MICHAEL S. SCOFIELD (53),  212    Trustee/Director.  Attorney, Law Offices of Michael S. Scofield
S. Tryon Street, Suite 1280,                         since 1969.
Charlotte, NC.

JOHN J. PILEGGI (37), 230 Park    President and      Consultant to BISYS Fund Services since
Avenue, Suite 910, New York, NY.  Treasurer.         1996. Senior Managing Director, Furman
                                                     Selz LLC since 1992; Managing Director
                                                     from 1984 to 1992.

GEORGE O. MARTINEZ (37), 3435     Secretary.         Senior Vice President/Director of
Stelzer Road, Columbus, OH.                          Administration and Regulatory Services,
                                                     BISYS Fund Services since April 1995; Vice
                                                     President/Assistant General Counsel,
                                                     Alliance Capital Management from 1988 to
                                                     1995.


*Robert J. Jeffries has been serving as a Trustee/Director Emeritus since January 1, 1997.

** Mr.  Pettit may be deemed to be an "interested person" within the meaning of the 1940 Act.





   The officers listed above hold the same positions with forty-two investment companies offering a total of__ investment funds within the Evergreen Keystone mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees/Directors of all forty-two investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees/Directors of forty-one of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin and Bam are Trustees/Directors and Mr.
Jeffries is a  Trustee/Director  Emeritus of forty of the  investment  companies
(excluded are Evergreen Variable Trust and Evergreen Investment Trust).

   The  officers of the Trusts are all  officers  and/or  employees of The BISYS
Group, Inc. ("BISYS"), except for Mr. John J. Pileggi who is a consultant to BISYS. BISYS is an affiliate of Evergreen Keystone Distributor, Inc., the distributor of each Class of shares of each Fund.

   The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated  person" of either First Union  National Bank of North  Carolina,
Evergreen  Asset  Management  Corp.,   Keystone  Investment  Management  Company
("Keystone") or their affiliates.  See "Investment Advisers." Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act.

   AS OF THE DATE OF THIS SAI, THE OFFICERS AND TRUSTEES/DIRECTORS OF THE TRUSTS
AND LIMITED  MARKET AS A GROUP OWNED LESS THAN 1% OF THE  OUTSTANDING  SHARES OF
CLASS A, B, C AND Y OF ANY OF THE FUNDS.

   Set forth below is information with respect to each person, who, to U.S. Real
Estate and Limited Market Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares as of November 1, 1996.


Name and Address                   Name of Fund/Class        No.  of Shares       % of Class
-------------------------          ----------------------    ---------------      ---------------
Fubs & Co. Febo                    U.S. Real Estate/A            2,608            12.24%
Astrid & Bernard Celestin
401 S. Tryon St.
Charlotte, NC 28202-1911

Charles Schwab & Co. Inc.          U.S. Real Estate/A            4,780            22.43%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Fund Dept.
101 Montgomery St.
San Fransisco, CA 84104-4177

Dorothy M. Reif Revocable Trus     U.S. Real Estate/A            1,529             7.17%
U/A DTD 08/19/92
401 S. Tryon St.
Charolotte, NC 28202-1911

Joseph T. Reif TR                  U.S. Real Estate/A            1,529             7.17%
Joseph T. Reif Revocable Trust
U/A DTD 8/19/92
401 S. Tryon St.
Charlotte, NC 28202-1911

First Union Nat'l Bank NC C/F      U.S. Real Estate/A            1,194             5.60%
Daniel E. Polk IRA
401 S.Tryon St.
Charlotte, NC 28202-1911

Donaldson Lufkin Jenrette          U.S. Real Estate/A            1,986             9.32%
Securities Corporation Inc
P.O. Box 2052
Jersey City, NJ 07303-2052

Fubs & Co. Febo                    U.S. Real Estate/A            1,865             8.75%
Isaac Lalo and
Michele Lalo
401 S. Tryon St.
Charlotte, NC 28202-1911

First Union National Bank          U.S. Real Estate/B            2,284             5.21%
NC C/F
Lawrence L. Horner IRA
401 S. Tryon Street
Charlotte, NC 28288-1911

FUBS & CO. Febo                    U.S. Real Estate/B            3,626             8.27%
June P. Mooring
401 S. Tryon Street
Charlotte, NC 28304-1911

Fubs & Co. Febo                    U.S. Real Estate/B            5,607            12.79%
TTEE FBO Alan R. Finnieston
Karen L. Finnieston
C/O First Union National Bank
401 S. Tryon Street CMG-2-1151
Charlotte, NC  28288-1911

First Fidelity Bank-CT C/F         U.S. Real Estate/B            2,530             5.77%
Betty J. Carney IRA
Fubs & Co. Febo
401 S. Tryon Street
Charlotte, NC 28288-1911

Charles A. Rossi                   U.S. Real Estate/B            7,974            18.19%
Edna Rossi
Fubs & Co. Febo
401 S. Tryon Street
Charlotte, NC 28288-1911

Southwest Securities Inc. FBO      U.S. Real Estate/B            2,463             5.62%
Jerry W. Bayless TTEE
P.O. Box 509002
Dallas, TX 75250-9002

Brian Mccou                        U.S. Real Estate/C            7,968            27.73%
Fubs & Co. Febo
401 S. Tryon Street
Charlotte, NC 28288-1911



Merrill  Lynch                     U.S. Real Estate/C           17,447            60.72%
Trade House Account - AID
Private Client Group
Attn: Book Entry
4800 Dear Lake Dr. East 3rd Fl.
Jacksonville, FL 32246-6484

Donaldson Lufkin Jenrette          U.S. Real Estate/C            1,608            5.60%
Securities Corporation Inc
P.O. Box 2052
Jersey City, NJ 07303-2052

Constance E. Lieber*               U.S. Real Estate/Y           77,526            9.39%
C/O Lieber & Co.
2500 Westchester Avenue
Purchase, NY  10577

Stephen A. Lieber*                 U.S. Real Estate/Y          225,899           27.37%
C/O Lieber & Co.
2500 Westchester Avenue
Purchase, NY  10577

The Essel Foundation*              U.S. Real Estate/Y           50,123            6.07%
C/O Lieber & Co.
2500 Westchester Avenue
Purchase, NY  10577

Charles Schwab & Co. Inc.          U.S. Real Estate/Y           59,203            7.17%
Reinvest Account
Attn:  Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

Fubs & Co. Cust                    Limited Market/A              6,000            11.73%
FBO Edward M. Armfield, Sr.
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                    Limited Market/A              3,566             6.97%
Gerald Herson
C/O First Union National Bank
401 S. Tryon Street
Charlotte, NC  28288-1911

Fubs & Co. Febo                    Limited Market/A              2,833              5.54%
Anthony J. Defranzo Jr.
C/O First Union National Bank
401 S Tryon Street
Charlotte, NC  28288-1911

Charles Schwab & Co. Inc.          Limited Market/A              2,978              5.82%
Special Custody Account for the
Exclusive Benefit of Customers
Reinvest Account Mut FDS Dept
101 Montgomery St.
San Francisco, CA 94104-4122

First Union National Bank FL C     Limited Market/C                213              13.61%
Kathleen L. Hannan MD Sep.
C/O FUNB
401 S. Tryon Street
Charlotte, NC 28288-1911



First Union National Bank GA C     Limited Market/C              1,064              67.87%
Janet E. Dauugherty IRA
C/O FUNB
401 S. Tryon Street
Charlotte, NC 28288-1911

First Union Natl. Bank GA C/F      Limited Market/C                 80               5.13%
Stephen W. Sachs IRA
401 S. Tryon Street
Charlotte, NC 28288-1911

Charles Schwab & Co. Inc.          Limited Market/Y            189,005               8.63%
Reinvest Account
Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

Contance E. Lieber                 Limited Market/Y            170,046               7.77%
C/O Lieber & Co.
2500 Westchester Avenue
Purchase, NY  10577

Stephen A. Lieber                  Limited Market/Y            237,691              10.86%
C/O Lieber & Co.
2500 Westchester Avenue
Purchase, NY  10577

Harris Trust & Svgs Bank A/C       Limited Market/Y            143,281               6.54%
Delta Air Lines Master TR
TR 03 70314 - Att Dina Peterson
C/O Lieber & Co.
2500 Westchester Ave.

--------------------------------

     *As a result of his direct and beneficial ownership of 38.46% of the shares of U.S. Real Estate on November 1, 1996, Stephen A.Lieber may be deemed to "control" the Fund, as that term is defined in the 1940 Act.

   Set forth below is information with respect to each person, who, to Evergreen, Aggressive and Small Cap knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares as of February 28, 1997.

Name and Address                   Name of Fund/Class        No.  of Shares      % of Class
-------------------------          ----------------------    ---------------     ---------------
First Union National Bank/EB/I     Evergreen Fund/Y              3,898,502           8.43%
Cash Account
Attn Trust Operations Fund Group
401 S. Tryon St. 3rd Floor CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/I     Evergreen Fund/Y             10,029,266          21.69%
Reinvest Account
Attn Trust Operations Fund Group
401 S. Tryon St. 3rd Floor CMG 1151
Charlotte, NC 28202-1911

Merrill Lynch                      Evergreen Aggressive           296,678            6.59%
Trade House Account - AID          Growth Fund/A
Private Client Group
Attn Book Entry
4800 Deer Lake Dr. East 3rd Floor
Jacksonville, FL 32246-6484

Merrill Lynch                      Evergreen Aggressive            27,894           31.37%
Trade House Account - AID          Growth Fund/C
Private Client Group
Attn Book Entry
4800 Deer Lake Drive East 3rd Floor
Jacksonville, FL 32246-6484

Fubs & Co. Febo                    Evergreen Aggressive             5,485           6.17%
Octavio Riano-Avila and            Growth Fund/C
Rosalba Chauez de Riano
4995 NW 72nd Avenue
Miami, FL 33166-5643

First Union National Bank          Evergreen Aggressive         1,100,255          55.39%
Trust Accounts                     Growth Fund/Y
Attn Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28288-0002

First Union National Bank          Evergreen Aggressive           571,535          28.77%
Trust Accounts                     Growth Fund/Y
Attn Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28288-0002







                                 INVESTMENT ADVISERS


           (See also "Management of the Funds" in each Fund's Prospectus)

EVERGREEN, U.S. REAL ESTATE AND LIMITED MARKET

   The investment  adviser to Evergreen,  U.S. Real Estate and Limited Market is
Evergreen Asset Management Corp., a New York  corporation,  with offices at 2500
Westchester Avenue, Purchase, New York ("EAMC" or the "Adviser"). EAMC is owned by First Union National Bank of North Carolina ("FUNB" or the "Adviser") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina.

AGGRESSIVE

The investment adviser of Aggressive is FUNB which provides investment advisory services through its Capital Management Group.

SMALL CAP

The investment  adviser to Small Cap is Keystone  Investment  Management Company
("Keystone" or the "Adviser"). Keystone is an indirectly-owned subsidiary of FUNB.

ADVISORY FEES

   The  method  of  computing  the  investment  advisory  fee for  each  Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund, except
Small  Cap,  for  the  three  most  recent  fiscal  periods   reflected  in  its
registration statement are set forth below:


                             Year Ended     Year Ended         Year Ended
                             9/30/96        9/30/95            9/30/94
                             -----------    --------------     ------------
EVERGREEN
Advisory Fee                 $9,145,287     $5,472,439         $5,738,633
Expense Reimbursement        $ 9,740        $ 24,130
U.S. REAL ESTATE
Advisory Fee                 $104,850       $ 85,509           $ 57,506
Waiver                       (104,850)      ( 85,509)          ($57,506)
Net Advisory Fee             $ 0            $ 0                $ 0
Expense Reimbursement        $107,348       $ 43,013           $9,102
LIMITED MARKET
Advisory Fee                 $510,421       $800,642           $314,648
Waiver                       (27,044)       --                 --
Net Advisory Fee             $483,377        $800,642          $314,648
Expense Reimbursement        $ 37,344       $ 48,100           $    0



                             Year Ended     Period Ended
AGGRESSIVE*                  9/30/96        7/1/95 - 9/30/95
                             -----------    --------------
                             $612,492       $106,041


     *Aggressive  commenced  operations as successor Fund to ABT Emerging Growth
Fund on June 30, 1995. Therefore, the first year's figures set forth in the table above reflect the advisory fees paid to the Fund's Adviser for the period from the commencement of operations through September 30, 1995. The advisory fees paid to Palm Beach Capital Management, Ltd., investment adviser to ABT
Emerging Growth Fund for the period November 1, 1994 through June 30, 1995, totalled $248,815.

SUB-ADVISER

EAMC has entered into sub-advisory  agreements with Lieber & Company  ("Lieber")
regarding  Evergreen,  U.S.  Real Estate and Limited  Market (the  "Sub-Advisory
Agreements").   The  Sub-Advisory   Agreements  provide  for  Lieber's  research
department   and   staff  to   furnish   EAMC   with   information,   investment
recommendations,  advice and research and general consulting  services regarding each Fund. For its services rendered,  EAMC reimubrses Lieber for the direct and indirect costs of performing such services. There is no additional charge to the
Funds for the  services  performed by Lieber.  Lieber is a  subsidiary  of First
Union and is located at 2500 Westchester Avenue, Purchase, New York 10577.

CONTINUATION OF THE ADVISORY AGREEMENTS

   ALL FUNDS, EXCEPT SMALL CAP. The Investment Advisory Agreements will continue in effect from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of each Trust and Directors of Limited
Market including a majority of (i) those Trustees/Directors who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party
(the  "Independent  Trustees,  in the case of each Trust,  and the  "Independent
Directors," in the case of Limited Market), cast in person at a meeting duly called for the purpose of voting on such approval or (ii) the outstanding voting shares of each Fund.

   SMALL CAP. With respect to Small Cap, the Investment Advisory Agreement dated
March 11, 1997 will  continue in effect  until March 11, 1998.  Thereafter,  the
Investment Advisory Agreement will continue in effect from year to year provided that such continuance is approved annually by a vote of a majority of (i) the Trustees of Evergreen Trust, including a majority of the Independent Trustees, cast in person at a meeting duly called for the purpose of voting on such approval or (ii) the outstanding voting securities of the Fund.

GENERAL

   Under its Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining its registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

   Each Investment Advisory Agreement is terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's and Limited Market's Trustees/Directors or by the respective Adviser. Each
Investment Advisory Agreement will automatically terminate in the event of its assignment.

   Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

   Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund.
If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser
(including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

   Although the  investment  objectives of the Funds are not the same, and their investment  decisions are made  independently of each other,  they rely upon the
same  resources  for  investment  advice  and  recommendations.   Therefore,  on
occasion,  when a particular security meets the different investment  objectives of the  various  Funds,  they  may  simultaneously  purchase  or sell  the  same security.  This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts  to  allocate  the  securities,  both  as to  price  and  quantity,  in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives.  In some cases, simultaneous purchases or sales could have a beneficial  effect,  in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

   Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which either EAMC, FUNB or Keystone acts as investment adviser or between the Fund and any advisory clients of EAMC, FUNB, Keystone or Lieber. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

   EKIS  provides   administrative  services  to  Aggressive  and  each  of  the portfolios  of Evergreen  Investment  Trust for a fee based on the average daily net assets of each fund  administered  by EKIS for which EAMC,  FUNB or Keystone also serves as investment  adviser,  calculated daily and payable monthly at the following  annual  rates:  .050% on the first $7  billion;  .035% on the next $3 billion;  .030% on the next $5 billion;  .020% on the next $10 billion; .015% on the next $5 billion;  and .010% on assets in excess of $30  billion.  BISYS,  an affiliate of Evergreen Keystone Distributor, Inc. (the "Distributor"), serves as sub-administrator to Aggressive [AND SMALL CAP] and is entitled to receive a fee from the Fund based on the  average  daily net assets of  Aggressive  [AND SMALL
CAP] at a rate  calculated on the total assets of the mutual funds  administered by EKIS for which  FUNB,  EAMC or  Keystone  also serve as  investment  adviser, calculated in accordance  with the  following  schedule:  .0100% of the first $7 billion;  .0075% on the next $3  billion;  .0050% on the next $15  billion;  and
 .0040% on assets in excess  of $25  billion.  The total  assets of mutual  funds administered  by EKIS for which  EAMC,  FUNB or  Keystone  serves as  investment adviser were approximately $30 billion as of February 28, 1997.

   For the period July 1, 1995  through  September  30, 1995 and the fiscal year
ended   September   30,  1996,   Aggressive   paid  EAMC  $9,1462  and  $51,109,
respectively, in administration service fees.

EXPENSE LIMITATIONS

     Each  Adviser has in some  instances  voluntarily  limited  (and may in the future limit)  expenses of certain of the Funds.  Until U.S. Real Estate reaches
$15 million in net assets,  EAMC has voluntarily agreed to reimburse the Fund to the extent that the Fund's aggregate operating expenses (including the Adviser's
fee,  but  excluding  interest,   taxes,  brokerage   commissions,   Rule  12b-1
distribution  fees and  extraordinary  expenses) exceed 1.50% of its average net assets for any fiscal year.


                                 DISTRIBUTION PLANS

    (See also "Management of the Funds - Distribution Plans and Agreements"
                           in each Fund's Prospectus)

   Distribution fees are accrued daily and paid monthly on the Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge ("CDSC") after the first year following purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined CDSC and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

   Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of each Trust and the Directors of Limited Market for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of Independent Trustees/Directors are committed to the discretion of such Independent Trustees/Directors then in office.

   Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

   Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees/Directors of each Trust and Limited
Market or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Class, and, in either case, by a majority of the Independent Trustees/ Directors and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

   The Plans  permit the payment of fees to brokers and others for  distribution
and   shareholder-related   administrative   services  and  to   broker-dealers,
depository   institutions,   financial  intermediaries  and  administrators  for
administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate  brokers to provide  distribution  and  administrative support services to the Funds and holders of Class A, Class B and Class C shares and (ii) stimulate  administrators to render administrative  support services to the Funds and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular  circumstances  and  goals,  and  include,  but are not  limited  to, providing office space, equipment,  telephone facilities,  and various personnel including  clerical,  supervisory,  and computer,  as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption  transactions  and  automatic  investments  of  client  account  cash balances;  answering  routine client  inquiries  regarding  Class A, Class B and
Class  C  shares;  assisting  clients  in  changing  dividend  options,  account designations,  and  addresses;  and  providing  such other  services as the Fund reasonably requests for its Class A, Class B and Class C shares.

   Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class, or by a majority vote of the Independent Trustees/Directors, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

   All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees/Directors of a Trust and Limited Market or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the Independent Trustees/Directors, cast in person at a meeting called for the purpose of voting on such approval.
However, a Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected.

FEES PAID PURSUANT TO DISTRIBUTION PLANS

For the fiscal year ended September 30, 1996, the Funds incurred the following distribution services fees:


CLASS     EVERGREEN    U.S. REAL ESTATE   LIMITED MARKET  AGGRESSIVE GROWTH
--------  -----------  ----------------   --------------  -----------------
Class A   $149,922     $307               $2,471          $197,507
Class B   $160,792     $2,250             $12,608         $26,469
Class C   $10,292      $328               $310            $3,308


                               ALLOCATION OF BROKERAGE


   Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees/Directors. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser, all of whom, in the case of EAMC, are associated with Lieber. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

   A substantial portion of the transactions in equity securities for each Fund will occur on domestic stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.
Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

   It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions.
However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

   In  selecting   firms  to  effect   securities   transactions,   the  primary
consideration  of each Adviser shall be prompt  execution at the most  favorable price. An Adviser will also consider such factors as the price of the securities and the size and difficulty of execution of the order.  If these  objectives may be met with more than one firm, the Adviser will also consider the  availability of statistical  and investment  data and economic facts and opinions  helpful to the Adviser.  To the extent that receipt of these services for which the Adviser or its  affiliates  might  otherwise  have paid,  it would tend to reduce  their expenses.

   Under Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules adopted thereunder by the Securities and Exchange Commission, Lieber may be compensated for effecting transactions in portfolio securities for a Fund on a national securities exchange provided the conditions of the rules are met.
Each Fund advised by EAMC has entered into an agreement with Lieber  authorizing
Lieber to retain compensation for brokerage services. In accordance with such agreement, it is contemplated that Lieber, a member of the New York and American
Stock Exchanges, will, to the extent practicable, provide brokerage services to the Fund with respect to substantially all securities transactions effected on the New York and American Stock Exchanges. In such transactions, the Adviser will seek the best execution at the most favorable price while paying a commission rate no higher than that offered to other clients of Lieber or that which can be reasonably expected to be offered by an unaffiliated broker-dealer having comparable execution capability in a similar transaction. However, no Fund will engage in transactions in which Lieber would be a principal. While no Fund advised by EAMC contemplates any ongoing arrangements with other brokerage firms, brokerage business may be given from time to time to other firms. In addition, the Trustees/Directors have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage transactions with Lieber, as an affiliated broker-dealer, are fair and reasonable.

   Any profits from brokerage commissions accruing to Lieber as a result of portfolio transactions for the Fund will accrue to FUNB and to its ultimate parent, First Union. The Investment Advisory Agreements do not provide for a reduction of the Adviser's fee with respect to any Fund by the amount of any profits earned by Lieber from brokerage commissions generated by portfolio transactions of a Fund.

   The following chart shows: (i) the brokerage commissions paid by each Fund advised by EAMC during their last three fiscal years; (ii) the amount and percentage thereof paid to Lieber; and (iii) the percentage of the total dollar amount of all portfolio transactions with respect to which commissions have been paid which were effected by Lieber:



                                   YEAR          YEAR         YEAR
                                   ENDED         ENDED        ENDED
                                   9/30/96       9/30/95      9/30/94
                                   ---------     ---------    ---------
EVERGREEN
Total Brokerage Commissions        $590,105      $342,559     $535,816
Dollar Amount paid to Lieber       $515,522      $252,069     $478,391
% paid to Lieber                   87%           74%          89%
% of Transactions Effected by
Lieber                             82%           73%          90%
U.S. REAL ESTATE
Total Brokerage Commissions        $114,230      $71,440      $49,723
Dollar Amount paid to Lieber       $109,622      $68,714      $48,400
% paid to Lieber                   96%           96%          97%
% of Transactions Effected by
Lieber                             94%           95%          98%
LIMITED MARKET
Total Brokerage Commissions        $317,058      $414,048     $94,996
Dollar Amount paid to Lieber       $153,596      $125,347     $51,736
% paid to Lieber                   48%           30%          54%
% of Transactions Effected by
Lieber                             41%           24%          50%



                             ADDITIONAL TAX INFORMATION

         (See also "Dividends, Distributions and Taxes" in the Prospectus)

   Each Fund,  other than Small Cap,  has  qualified  and intends to continue to qualify,  and Small Cap  intends  to  qualify,  for and elect the tax  treatment applicable to a regulated investment company (a "RIC") under Subchapter M of the
Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the
Internal  Revenue  Service.)  In order to qualify  as a RIC, a Fund must,  among other  things,  (a)  derive  at least 90% of its gross  income  from  dividends, interest,  payments with respect to proceeds from securities  loans,  gains from the sale or other  disposition  of  securities or foreign  currencies  and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing  in such  securities;  (b) derive less than
30% of its  gross  income  from  the sale or other  disposition  of  securities, options,  futures or forward contracts (other than those on foreign currencies), or foreign  currencies (or options,  futures or forward contracts  thereon) that are not  directly  related  to the RIC's  principal  business  of  investing  in securities  (or options and futures  with  respect  thereto)  held for less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable  year,  (i) at least 50% of the market  value of the Fund's total assets is represented by cash, U.S.  government  securities and other securities limited in respect of any one issuer,  to an amount not  greater  than 5% of the
Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total  assets is  invested in the securities  of any  one  issuer  (other  than  U.S.  government  securities  and securities of other regulated investment companies). By so qualifying, a Fund is not  subject  to  Federal  income tax if it timely  distributes  its  investment company  taxable income and any net realized  capital gains. A 4%  nondeductible excise  tax will be  imposed  on a Fund to the  extent it does not meet  certain
distribution   requirements  by  the  end  of  each  calendar  year.  Each  Fund anticipates meeting such distribution requirements.

   Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income. It is anticipated that this portion of the dividends paid by a Fund (other than distributions of securities profits) will qualify for the 70% dividends-received deduction for corporations. Shareholders will be informed of the amounts of dividends which so qualify.

   Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

   Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash.
Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

   Distributions  by each Fund result in a  reduction  in the net asset value of the Fund's  shares.  Should a  distribution  reduce the net asset  value below a shareholder's  cost basis,  such distribution  nevertheless  would be taxable as ordinary income or capital gain as described above to shareholders  (who are not exempt from tax), even though, from an investment standpoint,  it may constitute a return of capital. In particular,  investors should be careful to consider the tax  implications  of buying shares just prior to a  distribution.  The price of
shares   purchased  at  that  time  includes  the  amount  of  the   forthcoming
distribution.  Those  purchasing just prior to a distribution  will then receive what is in  effect  a  return  of  capital  upon  the  distribution  which  will nevertheless be taxable to shareholders subject to taxes.

   Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or losses will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

   All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

   Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund.
If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

   The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S.
withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                  NET ASSET VALUE

   The following information supplements that set forth in each Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the
Section entitled "Purchase and Redemption of Shares."

   The public offering price of a share of a Fund is its net asset value,  plus, in the case of Class A shares,  a sales charge which will vary  depending on the purchase  alternative  chosen by the  investor,  as more fully  described in the
Prospectus.  See  "Purchase of Shares - Class A Shares - Front-End  Sales Charge
Alternative."  On each Fund business day on which a purchase or redemption order is  received by a Fund and  trading in the types of  securities  in which a Fund invests  might  materially  affect the value of Fund  shares,  the per share net asset value of each such Fund is computed in accordance  with the Declaration of
Trust/Articles  of Incorporation  and By-Laws governing each Fund as of the next close  of  regular  trading  on the New York  Stock  Exchange  (the  "Exchange")
(currently  4:00 p.m.  Eastern  time) by dividing  the value of the Fund's total
assets,  less  its  liabilities,   by  the  total  number  of  its  shares  then
outstanding.  A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday.  For each Fund,  securities for
which  the   primary   market  is  on  a  domestic  or  foreign   exchange   and
over-the-counter  securities admitted to trading on the NASDAQ National List are valued at the last  quoted  sale or, if no sale,  at the mean of closing bid and asked  price.  Portfolio  bonds are  presently  valued by a  recognized  pricing service when such prices are believed to reflect the fair value of the security.
Over-the-counter  securities not included in the NASDAQ  National List for which market  quotations are readily  available are valued at a price quoted by one or more brokers.  If accurate  quotations  are not  available,  securities  will be
valued   at  fair   value   determined   in  good   faith   by  the   Board   of
Trustees/Directors.

   The respective per share net asset values of the Class A, Class B, Class C and Class Y shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class
C shares may be lower  than the per share net asset  value of the Class A shares
(and, in turn, that of Class A shares may be lower than Class Y shares) as a result of the greater daily expense accruals, relative to Class A and Class Y shares, of Class B and Class C shares relating to distribution services fees and, to the extent applicable, transfer agency fees and the fact that Class Y shares bear no additional distribution or transfer agency related fees. While it is expected that, in the event each Class of shares of a Fund realizes net investment income or does not realize a net operating loss for a period, the per share net asset values of the four classes will tend to converge immediately after the payment of dividends, which dividends will differ by approximately the amount of the expense accrual differential among the Classes, there is no assurance that this will be the case. In the event one or more Classes of a Fund experiences a net operating loss for any fiscal period, the net asset value per share of such Class or Classes will remain lower than that of Classes that incurred lower expenses for the period.

   To  the  extent  that  any  Fund  invests  in  non-U.S.   dollar  denominated
securities,  the value of all assets and  liabilities  will be  translated  into
United  States  dollars at the mean between the buying and selling  rates of the currency in which such a security is  denominated  against United States dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Fund.
The  Trustees/Directors  will monitor,  on an ongoing  basis, a Fund's method of valuation.  Trading  in  securities  on  European  and  Far  Eastern  securities exchanges and  over-the-counter  markets is normally  completed  well before the close of business on each business day in New York. In addition, European or Far
Eastern securities trading generally or in a particular country or countries may not take place on all  business  days in New York.  Furthermore,  trading  takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Such calculation does not take place  contemporaneously  with the  determination  of the prices of the majority of the portfolio securities used in such calculation.  Events affecting the values of portfolio  securities that occur between the time their prices are determined  and the  close of the  Exchange  will not be  reflected  in a Fund's calculation  of net asset  value  unless  the  Trustees/Directors  deem that the particular  event  would  materially  affect net asset  value,  in which case an adjustment will be made. Securities  transactions are accounted for on the trade date, the date the order to buy or sell is executed.  Dividend  income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions  from foreign securities which are recorded promptly after receipt of the information which may be after the ex-dividend date.

                                 PURCHASE OF SHARES

   The following information supplements that set forth in each Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares".

GENERAL

   Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value plus an initial  sales charge at the time of purchase (the
"front-end  sales charge  alternative"),  with a CDSC (the deferred sales charge alternative"),  or without any front-end  sales charge,  but with a CDSC imposed only during the first year after  purchase (the  "level-load  alternative"),  as described  below.  Class Y shares which, as described  below, are not offered to the general  public,  are offered  without any  front-end  or  contingent  sales charges.  Shares of each Fund are  offered on a  continuous  basis  through  (i)
investment  dealers that are members of the National  Association  of Securities
Dealers,  Inc.  and  have  entered  into  selected  dealer  agreements  with the
Distributor  ("selected  dealers"),   (ii)  depository  institutions  and  other
financial  intermediaries or their  affiliates,  that have entered into selected agent  agreements  with  the  Distributor  ("selected  agents"),  or  (iii)  the
Distributor.  The minimum for initial investments is $1,000; there is no minimum
for  subsequent  investments.   The  subscriber  may  use  the  [Share  Purchase
Application]  available from the Distributor or the Funds for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing  compensation for selling Class A, Class B or Class
C shares.

     Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

     Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined (plus for Class A shares, the applicable sales charges), as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus for Class A shares the sales charges). In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

   Following the initial  purchase of shares of a Fund, a shareholder  may place orders to purchase additional shares by [telephone] [calling  1-800-343-2898] if the  shareholder  has completed the  appropriate  portion of the [Share Purchase
Application.]  Payment for shares  purchased  by  telephone  can be made only by
Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member  of the  National  Automated  Clearing  House  Association
("ACH").  If a shareholder's  telephone purchase request is received before 4:00
p.m.  New York time on a Fund  business  day,  the order to  purchase  shares is automatically  placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day.  Full and  fractional  shares are credited to a subscriber's account in the amount of his or her subscription.  As a convenience to the  subscriber,  and to avoid  unnecessary  expense to a Fund, stock  certificates are not issued for any class of shares of any Fund. All such shares  shall  remain in the  shareholder's  account on the records of the Fund.
This   facilitates   later  redemption  and  relieves  the  shareholder  of  the responsibility for and inconvenience of lost or stolen certificates.

ALTERNATIVE PURCHASE ARRANGEMENTS

   As described below, each Fund issues four classes of shares: Class A, B, C and Y shares. The four classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (I) Class A, Class B and Class C shares are subject to a Rule 12b-1 distribution fee; (II) Class A shares bear the expense of the front-end sales charge and Class B and Class C shares bear the expense of the deferred sales charge; (III) Class B shares and Class C shares each bear the expense of a higher Rule 12b-1 distribution services fee than Class A shares;
(IV) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to (a) the provisions of its Plan and (b) other matters for which separate Class voting is appropriate under applicable law; and
(V) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and CDSCs on Class B shares prior to conversion, or the accumulated distribution services fee on Class C shares, would be less than the front-end sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class B and Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at the lowest applicable sales charge. For this reason, the Distributor will reject any order
(except orders for Class B shares from certain retirement plans) for more than $250,000 for Class B shares.

   Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because front-end sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares.
Investors not qualifying for reduced front-end sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the front-end sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such front-end sales charges, not all their funds will be invested initially.

   Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution services fees and, in the case of Class B shares, being subject to a CDSC for a six-year period. For example, based on current fees and expenses, an investor subject to the 4.75% front-end sales charge imposed by the Funds would have to hold his or her investment approximately seven years from the month of purchase for the Class B and Class C distribution services fees to exceed the front-end sales charge plus the accumulated distribution services fee of Class A shares.
In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

   Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the six year period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares.

   With respect to each Fund, the Trustees/Directors have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Class Y shares. On an ongoing basis, the Trustees/Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

FRONT-END SALES CHARGE ALTERNATIVE--CLASS A SHARES

   The public offering price of Class A shares for purchasers choosing the front-end sales charge alternative is the net asset value plus a sales charge as set forth in the Prospectus for each Fund.

   Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Fund receives the entire net asset value of its Class A shares sold to investors. The
Distributor's commission is the sales charge set forth in the Prospectus for each Fund, less any applicable discount or commission "reallowed" to selected dealers and agents. The Distributor will reallow discounts to selected dealers and agents in the amounts indicated in the table in the Prospectus. In this regard, the Distributor may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Distributor.

   Set forth below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of a Fund aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of Class A shares of each Fund at the end of each Fund's latest fiscal year.

                                     Per Share Sales              Offering Price
                    Net Asset Value  Charge            Date       Per Share
                    ---------------  ----------------  ---------- --------------
Evergreen           $17.64           $ .88             9/30/96    $18.52
Aggressive          $21.04           $1.05             9/30/96    $22.09
U.S. Real Estate    $12.49           $ .62             9/30/96    $13.11
Limited Market      $17.31           $ .86             9/30/96    $18.17

   Prior to January 3, 1995, shares of the Funds then offering shares were offered exclusively on a no-load basis and, accordingly, no underwriting commissions were paid in respect of sales of shares of the Funds or retained by the Distributor. In addition, since Class B and Class C shares were not offered prior to January 3, 1995, CDSCs have been paid to the Distributor with respect to Class B or Class C shares only since January 3, 1995.

   The following commissions were paid and amounts retained on behalf of each Fund for the fiscal year ended September 30, 1996 and on behalf of Evergreen, U.S. Real Estate and Limited Market for the period from January 3, 1995 through
September 30, 1995, and on behalf of Aggressive for the period from July 1, 1995 through September 30, 1995:


                                Fiscal Year Ended     Period From
EVERGREEN                        9/30/96              1/3/95 - 9/30/95
----------------------------    ------------------    --------------
Commissions Received             $1,462,012           $586,701
Commissions Retained            $ 157,233             $ 72,923

                                Fiscal Year Ended     Period From
AGGRESSIVE                       9/30/96              7/1/95 - 9/30/95
----------------------------    -----------------     ----------------
   Commissions Received         $185,835              $70,327
   Commissions Retained         $ 22,742              $ 8,909

                                Fiscal Year Ended     Period From
U.S. REAL ESTATE                 9/30/96              1/3/95 - 9/30/95
----------------------------    ------------------    --------------
   Commissions Received         $4,724                $118
   Commissions Retained         $ 543                 $ 13

                                Fiscal Year Ended     Period From
LIMITED MARKET                   9/30/96              1/3/95 - 9/30/95
----------------------------    ------------------    --------------
   Commissions Received         $2,963                $3,418
   Commissions Retained         $ 188                 $ 495


   Investors choosing the front-end sales charge alternative may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

   CONCURRENT PURCHASES. Certain persons may qualify for the sales charge reductions by combining purchases of shares of one or more of the Evergreen
Keystone mutual funds other than money market funds into a single "purchase", if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term
"purchase" also includes purchases by any "company", as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.
A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any Evergreen Keystone mutual fund.

   Prospectuses for the Evergreen Keystone mutual funds may be obtained without charge by contacting the Distributor or the Advisers at the address or telephone number shown on the front cover of this SAI.

   RIGHTS OF ACCUMULATION. An investor's purchase of additional Class A shares of a Fund may qualify for a Right of Accumulation. The applicable sales charge will be based on the total of:

     (the investor's current purchase;

     (the net asset value (at the close of business on the previous day) of (a) all Class A, Class B and Class C shares of the Fund held by the investor and (b) all such shares of any other Evergreen Keystone mutual fund held by the investor; and

     (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

   For example, if an investor owned Class A, Class B or Class C shares of an Evergreen Keystone mutual fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of a Fund worth an additional
$100,000, the sales charge for the $100,000 purchase, in the case of the Funds would be at the 2.50% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.75% rate.

   To  qualify  for  the  Concurrent  Purchases  or  to  obtain  the  Rights  of
Accumulation on a purchase  through a selected dealer or agent,  the investor or
selected  dealer  or  agent  must  provide  the   Distributor   with  sufficient
information  to  verify  that  each  purchase  qualifies  for the  privilege  or discount.

   LETTER OF INTENT. Class A investors may also obtain the reduced sales charges shown in the Prospectus by means of a written Letter of Intent, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B and/or Class C shares) of the Fund or any other Evergreen Keystone mutual fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of Class A, Class B or Class C shares of the Fund or any other Evergreen Keystone mutual fund made not more than 90 days prior to the date that the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included.

   Investors qualifying for the Concurrent Privileges described above may purchase shares of the Evergreen Keystone mutual funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other Evergreen Keystone mutual fund, to qualify for the 3.75% sales charge applicable to purchases in the Funds and on the total amount being invested (the sales charge applicable to an investment of $100,000).

   The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional shares of the Fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases.

   Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of the Fund should complete the appropriate portion of the [Share Purchase Application] while current Class A shareholders desiring to do so can obtain a form of Letter of Intent by contacting a Fund at the address or telephone number shown on the cover of this Statement of Additional Information.

   INVESTMENTS THROUGH EMPLOYEE BENEFIT AND SAVINGS PLANS. Certain qualified and non-qualified  benefit  and  savings  plans  may make  shares  of the  Evergreen
Keystone mutual funds available to their participants.  Investments made by such employee benefit plans may be exempt from any applicable front-end sales charges if  they  meet  the  criteria  set  forth  in  the  Prospectus  under  "Class  A
Shares-Front-End   Sales   Charge   Alternative".   The   Advisers  may  provide
compensation  to  organizations  providing  administrative  and  record  keeping services to plans  which make  shares of the  Evergreen  Keystone  mutual  funds available to their participants.

   REINSTATEMENT  PRIVILEGE.  A Class A shareholder who has caused any or all of his or her shares of the Fund to be redeemed or repurchased  may reinvest all or any portion of the  redemption or  repurchase  proceeds in Class A shares of the
Fund  at  net  asset  value  without  any  sales  charge,   provided  that  such
reinvestment  is made within 30 calendar days after the redemption or repurchase date.  Shares are sold to a reinvesting  shareholder at the net asset value next determined as described  above. A reinstatement  pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for Federal tax purposes except that no loss will be  recognized  to the extent that the proceeds are  reinvested in shares of the
Fund.  The  reinstatement  privilege may be used by the  shareholder  only once, irrespective of the number of shares  redeemed or  repurchased,  except that the privilege may be used without limit in connection with  transactions  whose sole purpose  is to  transfer  a  shareholder's  interest  in the  Fund to his or her individual  retirement  account  or other  qualified  retirement  plan  account.
Investors may exercise the  reinstatement  privilege by written  request sent to the Fund at the address shown on the cover of this SAI.

   SALES AT NET ASSET VALUE.  In addition to the  categories  of  investors  set forth in the  Prospectus,  each  Fund may sell its  Class A shares  at net asset value,  i.e.,  without any sales  charge,  to: (i) certain  investment  advisory clients of the Advisers or their affiliates; (ii) officers and present or former
Trustees/Directors  of the Trusts or Limited Market;  present or former trustees of other investment companies managed by the Advisers;  officers,  directors and present or retired  full-time  employees of the Advisers,  the Distributor,  and their  affiliates;  officers,  directors and present and full-time  employees of selected dealers or agents;  or the spouse,  sibling,  direct ancestor or direct descendant  (collectively  "relatives")  of  any  such  person;  or  any  trust, individual  retirement account or retirement plan account for the benefit of any such person or relative;  or the estate of any such person or relative,  if such shares are  purchased  for  investment  purposes  (such shares may not be resold except to the Fund);  (iii) certain  employee benefit plans for employees of the
Adviser, the Distributor and their affiliates;  (iv) persons  participating in a fee-based  program,  sponsored and maintained by a registered  broker-dealer and approved by the  Distributor,  pursuant to which such persons pay an asset-based fee to such broker-dealer,  or its affiliate or agent, for service in the nature of investment advisory or administrative services. These provisions are intended to provide additional  job-related  incentives to persons who serve the Funds or work for companies  associated with the Funds and selected dealers and agents of the Funds.  Since these persons are in a position to have a basic  understanding of the nature of an investment company as well as a general familiarity with the
Fund,  sales to these  persons,  as compared to sales in the normal  channels of
distribution,   require  substantially  less  sales  effort.  Similarly,   these
provisions  extend the  privilege  of  purchasing  shares at net asset  value to certain  classes of  institutional  investors who,  because of their  investment sophistication,  can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES

   Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

   Proceeds from the CDSC are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the CDSC and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

   CDSC. Class B shares which are redeemed within six years after the month of purchase will be subject to a CDSC at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

   In determining the CDSC  applicable to a redemption,  it will be assumed that the  redemption  is  first  of any  Class A  shares  or  Class C  shares  in the shareholder's  Fund account,  second of Class B shares held for over seven years
or  Class  B  shares   acquired   pursuant  to   reinvestment  of  dividends  or
distributions  and third of Class B shares held  longest  during the  seven-year period.

   To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after the month of purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment.
If at such time the investor makes his or her first redemption of 50 Class B shares, 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, of the $600 of the shares redeemed
$400 of the redemption proceeds (40 shares x $10 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after the month of purchase for a CDSC of $16).

   The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

   CONVERSION FEATURE. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

   The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee and transfer agency costs with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed
"preferential dividends" under the Code, and (ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted.

LEVEL-LOAD ALTERNATIVE--CLASS C SHARES

     Investors choosing the level-load sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a front-end sales charge. However, you will pay a 1.0% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No charge is imposed in connection with redemptions made more than one year from the month of purchase. Class C shares are sold without a front-end sales charge so that the Fund will receive the full amount of the investor's purchase payment and after the first year without a CDSC so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either a front-end load or CDSC. However, unlike Class B shares, Class C shares do not convert to any other class shares of the Fund. Class C shares incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

CLASS Y SHARES

   Class Y shares are not offered to the general public and are available only to (i) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by EAMC, (ii) certain investment advisory clients of the Advisers and their affiliates, and (iii) institutional investors. Class Y shares do not bear any Rule 12b-1 distribution expenses and are not subject to any front-end sales charge or CDSC.

                         GENERAL INFORMATION ABOUT THE FUNDS

 (See also "Other Information - General Information" in each Fund's Prospectus)

CAPITALIZATION AND ORGANIZATION

   Limited Market is a Maryland corporation. Evergreen, Aggressive and Small Cap are separate series of Evergreen Trust, a Massachusetts business trust.
Evergreen U.S. Real Estate Equity Fund is a series of Evergreen  Equity Trust, a
Massachusetts business Trust. Evergreen Aggressive Growth Fund, which is a series of Evergreen Trust, acquired substantially all of the assets of ABT
Emerging Growth Fund (the "ABT Fund") on June 30, 1995. The above-named Trusts are individually referred to in this Statement of Additional Information as the "Trust" and collectively as the "Trusts". Each Trust is governed by a board of trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

   Evergreen,  Aggressive and Small Cap may issue an unlimited  number of shares of beneficial  interest  with a $0.001 PAR VALUE.  U.S. Real Estate may issue an unlimited  number of shares of beneficial  interest with a $0.001 PAR value. All shares of these Funds have equal rights and  privileges.  Each share is entitled to one vote, to participate  equally in dividends and distributions  declared by the  Funds  and on  liquidation  to  their  proportionate  share  of the  assets remaining after satisfaction of outstanding  liabilities.  Shares of these Funds are fully paid,  nonassessable  and fully  transferable  when issued and have no
pre-emptive,   conversion   or   exchange   rights.   Fractional   shares   have
proportionally  the same rights,  including voting rights, as are provided for a full share.

   The authorized  capital stock of Limited Market consists of 25,000,000 shares of common  stock  having a par value of $0.10 per  share.  Each share of Limited
Market is  entitled  to one vote and to  participate  equally in  dividends  and
distributions   declared  by  Limited  Market  and,  on   liquidation,   to  its
proportionate   share  of  the  net  assets  remaining  after   satisfaction  of
outstanding  liabilities  (including fractional shares on a proportional basis).
All shares of Limited  Market when issued will be fully paid and  non-assessable and have no preemptive,  conversion or exchange rights.  Fractional  shares have proportionally  the same rights,  including voting rights, as are provided for a full  share.  The  rights of the  holders  of shares of common  stock may not be modified except by vote of the holders of a majority of the outstanding shares.

     Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

   Under the Bylaws of Limited Market, each Director will continue in office until such time as less than a majority of the Directors then holding office have been elected by the shareholders or upon the occurrence of any of the conditions described under Section 16 of the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Bylaws or the 1940 Act.

   Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees/Directors can elect
100% of the Trustees/Directors if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees/Directors.

   The  Trustees/Directors  of each Trust and Limited  Market are  authorized to reclassify  and issue any  unissued  shares to any number of  additional  series without shareholder  approval.  Accordingly,  in the future, for reasons such as the desire to establish one or more additional  portfolios of a Trust or Limited
Market  with  different   investment   objectives,   policies  or  restrictions,
additional  series  of shares  may be  created  by one or more of the  Trusts or
Limited  Market.  Any  issuance  of shares of another  series or class  would be governed by the 1940 Act and the law of either the Commonwealth of Massachusetts or the State of  Maryland.  If shares of  another  series of a Trust or  Limited
Market were issued in  connection  with the  creation of  additional  investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes.  Generally, shares of all portfolios would vote as a single  series on matters,  such as the election of  Trustees/Directors,  that affected  all  portfolios  in  substantially  the  same  manner.  As to  matters affecting  each  portfolio  differently,  such  as  approval  of the  Investment
Advisory  Agreement and changes in investment  policy,  shares of each portfolio would vote separately.

     In addition any Fund may, in the future, create additional classes of shares which represent an interest in the same investment portfolio. Except for the different distribution related an other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund

     Procedures for calling a shareholder meeting for the removal of the Trustees/Directors of each Trust or Limited Market, similar to those set forth in Section 16(c) of the 1940 Act will be available to shareholders of each Fund.
The rights of the  holders  of shares of a series of a Trust or  Limited  Market
Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

 An order has been received from the Securities and Exchange Commission permitting the issuance and sale of multiple classes of shares representing interests in each Fund. In the event a Fund were to issue additional Classes of shares other than those described herein, no further relief from the Securities and Exchange Commission would be required.

DISTRIBUTOR

   Evergreen  Keystone  Distributor,  Inc., 125 West 55th Street,  New York, New
York 10019, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between each Fund and the Distributor, each Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

COUNSEL

     Sullivan & Worcester LLP, Washington, D.C., serves as counsel to the Funds.

INDEPENDENT AUDITORS

      Price Waterhouse LLP has been selected to be the independent auditors of the Funds (except Small Cap). KPMG Peat Marwick LLP has been selected to be the independent auditors of Small Cap.


                               PERFORMANCE INFORMATION

TOTAL RETURN

   From time to time a Fund may advertise its "total return". Computed separately for each class, the Fund's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. The Fund will include performance data for Class A, Class B, Class C and Class Y shares in any advertisement or information including performance data of the Fund.

   With respect to Evergreen, U.S. Real Estate and Limited Market, the shares of each Fund outstanding prior to January 3, 1995 have been reclassified as Class Y shares. With respect to Aggressive, the Fund is the successor of the the ABT
Emerging Growth Fund and the information  presented is based on the ABT Emerging
Growth Fund's Class A shares,  the only  outstanding  class until June 30, 1995.
The average annual compounded total return for each Class of shares offered by the Funds for the most recently completed one, five and ten year fiscal periods or period since inception is set forth in the table below.


                   1 Year        5 Years     10 Years
                   Ended         Ended       Ended
                   9/30/96       9/30/96     9/30/96
                   ---------     --------    ----------
EVERGREEN
Class A            12.46%        12.96%      11.03%
Class B            12.29%        13.57%      11.45%
Class C            16.29%        13.81%      11.45%
Class Y            18.43%        14.20%      11.63%

LIMITED MARKET
Class A            (7.51%)       5.45%       8.64%
Class B            (8.31%)       5.91%       9.02%
Class C            (4.52%)       6.21%       9.03%
Class Y            (2.73%)       6.53%       9.19%

AGGRESSIVE
Class A            19.65%        17.51%      14.77%
Class B            19.94%        18.30%      15.26%
Class C            24.11%        18.48%      15.25%
Class Y            25.84%        18.72%      15.36%



                     1 Year       Period From 9/1/93
                     Ended        (inception) to
                     9/30/96      12/31/96
                     ---------    ------------------
U.S. REAL ESTATE
Class A              7.75%        8.33%
Class B              7.49%        8.89%
Class C              11.49%       9.82%
Class Y              13.57%       10.26%


   Except for the one year ended September 30, 1996, the performance numbers for Evergreen, U.S. Real Estate and Limited Market for the Class A, Class B and
Class C shares are hypothetical numbers based on the performance for Class Y shares as adjusted for any applicable front-end sales charge or CDSC. Except for the one year ended September 30, 1996, the performance numbers for the Class B, Class C and Class Y shares of Aggressive are hypothetical numbers based upon the performance for the Class A shares of ABT Emerging Growth Fund, which is the predecessor to Aggressive for accounting purposes as adjusted for any applicable
CDSC.

    A Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in a Fund's portfolio and its expenses. Total return information is useful in reviewing a Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in a Fund is not fixed and will fluctuate in response to prevailing market conditions.


                                 YIELD CALCULATIONS

   From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing the Fund's interest income (as defined in the Securities & Exchange
Commission yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:

                            YIELD = 2[(a-b)/(cd)+1)6-1]

Where a =   Interest earned during the period
      b =   Expenses accrued for the period (net of reimbursements)
      c     = The average daily number of shares  outstanding  during the period that were entitled to receive dividends
      d =   The maximum offering price per share on the last day of the period

   Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rate of distributions a Fund paid over the same period, or the net investment income reported in a Fund's financial statements.

   Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds' investment portfolios, portfolio maturity, operating expenses and market conditions.

   It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower.
Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

   The yield of the following Funds for the thirty-day period ended October 31, 1996 for each Class of shares offered by the Funds is set forth in the table below:




              EVERGREEN      AGGRESSIVE    U.S. REAL ESTATE   LIMITED MARKET
              ------------   ----------    ----------------   --------------

Class A       0.21%          -0.78%        1.68%              -0.48%
Class B       -0.47%         -1.51%        1.04%              -1.21%
Class C       -0.47%         -1.51%        1.02%              -1.21%
Class Y       0.45%          -0.59%        1.99%              -0.25%



NON-STANDARDIZED PERFORMANCE

   In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.


                                       GENERAL

   From time to time, a Fund may quote its  performance in advertising and other types of literature as compared to the  performance of the Standard & Poor's 500
Composite  Stock Price Index,  the Dow Jones  Industrial  Average,  Russell 2000
Index, or any other commonly quoted index of common stock prices. The Standard &
Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the
Russell 2000 Index are  unmanaged  indices of selected  common stock  prices.  A
Fund's  performance  may also be compared to those of other  mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical  Services,  Inc. or similar  independent  services monitoring mutual fund performance.  A Fund's  performance will be calculated by
assuming,   to  the  extent  applicable,   reinvestment  of  all  capital  gains
distributions  and income  dividends paid. Any such comparisons may be useful to investors  who  wish to  compare  a Fund's  past  performance  with  that of its competitors.  Of  course,  past  performance  cannot  be a  guarantee  of future results.

ADDITIONAL INFORMATION

   Any shareholder inquiry may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration
Statement filed by the Trusts and Limited Market with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration
Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.


                                FINANCIAL STATEMENTS

   Each Fund's financial statements (except Small Cap Fund) appearing in their most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing thereon of, Price Waterhouse LLP; Tait, Weller & Baker LLP, and Ernst & Young LLP are incorporated by reference in the
SAI . The Annual Reports to Shareholders for each Fund, which contain the referenced statements, are available upon request and without charge.

   Attached are the audited statement of assets and liabilities and the reports thereon of KPMG Peat Marwick LLP for Small Cap as of March 18, 1997.




                                    APPENDIX "A"



                            DESCRIPTION OF BOND RATINGS



    Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligers such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

   The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

   AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

   A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

   BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

   BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

   B - Debt rated B has greater  vulnerability  to default but currently has the
   capacity  to  meet  interest  payments  and  principal  repayments.   Adverse
   business,  financial,  or economic  conditions will likely impair capacity or willingness  to pay interest and repay  principal.  The B rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

   CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

   CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

   C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

   D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

   Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

   Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal
Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

   Moody's Investors Service Inc. A brief description of the applicable  Moody's
Investors Service Inc.'s rating symbols and their meanings follows:

   Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   NOTE:   Bonds  within  the  above  categories  which  possess  the  strongest investment attributes are designated by the symbol "1" following the rating.

   Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

   Fitch Investors Service LLP: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

                             DESCRIPTION OF NOTE RATINGS

   A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

   o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

   o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

   o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

   o  SP-2 Satisfactory capacity to pay principal and interest.

   o  SP-3 Speculative capacity to pay principal and interest.

   Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

   o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

   o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

   o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

   o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


                              COMMERCIAL PAPER RATINGS

   Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

   Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

   Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classifica-tion. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

    Fitch  Investors  Service LLP: F-1+ -- denotes  exceptionally  strong credit quality  given to issues  regarded as having  strongest  degree of assurance for timely payment;  F-1 -- very strong, with only slightly less degree of assurance
for  timely  payment  than  F-1+;  F-2  --  good  credit  quality,   carrying  a
satisfactory degree of assurance for timely payment.



                         EVERGREEN SMALL CAP VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 18, 1997




Assets:

Cash                                                           $40
Deferred organizational expenses                            16,000
                                                            ------
Total assets                                                16,040
                                                            ======
Liabilities:

Organizational expenses payable                             16,000
                                                            ------
Net assets                                                     $40
                                                            ======
Net assets comprised of:

Paid-in capital                                                $40
                                                            ------
Total net assets                                               $40
                                                            ======
Net asset value per share:

Class A Shares
 Net assets of $10 divided by 1 share outstanding           $10.00
 Offering price per share ($10.00 / 0.09525)
  based on sales charge of 4.75% of offering
  price at March 18, 1997)                                  $10.50

Class B Shares
 Net assets of $10 divided by 1 share outstanding           $10.00

Class C Shares
 Net assets of $10 divided by 1 share outstanding           $10.00

Class Y Shares
 Net assets of $10 divided by 1 share outstanding           $10.00



See accompanying notes to the financial statements.



                         EVERGREEN SMALL CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 March 18, 1997


Note 1 - Organization

Evergreen Small Cap Value Fund ("the Fund") is a newly organized separate diversified investment series of Evergreen Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management company. The Fund has had no operations other than the sale of four shares of beneficial interest.

The Fund currently offers four classes of shares. Class A shares are offered at a public offering price which includes a maximum sales charge of 4.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long shares have been held. Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed during the month of purchase and the twelve-month period following the month of purchase. Class Y shares are offered at net asset value without a front-end or back-end sales charge.


Note 2 - Investment Advisory and Administration Agreements

The Management of the Fund is supervised by the Trustees of the Trust. The Fund has entered into an investment advisory and management agreement with Keystone
Investment Management Company ("Keystone"), who will serve as its investment adviser. Keystone is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB").

In consideration of Keystone performing its obligations, the Fund will pay to Keystone an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.95% of its average daily net assets.

The Fund has entered into an  administrative  services  agreement with Evergreen
Keystone Investment Services ("EKIS") to provide administrative services and to supervise the Fund's daily business affairs. The Fund will pay EKIS an administrative fee, accrued daily and payable monthly, at a rate based on the aggregate average daily net assets of all of the mutual funds administered by EKIS for which FUNB affiliates serve as investment advisers. The fee will start at 0.05% per annum and decline as net assets increase to 0.01% per annum.

BISYS Fund Services, an affiliate of Evergreen Keystone Distributor, Inc., distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to the Funds and is entitled to receive a fee from each fund calculated on the average daily net assets of the Fund at a rate based on the aggregate average daily net assets of the mutual funds administered by EKIS for which FUNB affiliates also serve as investment advisers. The fee will be calculated daily and payable monthly and will start at 0.01% per annum and decline, as aggregate average daily net assets of such funds increase, to 0.004% per annum.


Note 3- Distribution Plans

The Fund bears some of its costs of selling its shares under Distribution Plans adopted by its Class A, B and C shares pursuant to Rule 12b-1 under the Act.

The Class A Distribution Plan provides for payments, which are currently limited to 0.25% annually of the average daily net asset value of Class A shares, to pay expenses of the distribution of Class A shares.

The Class B and Class C Distribution Plans provide for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B and Class C shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.


Note 4- Organizational Costs

FUNB has agreed to advance all of the costs incurred and to be incurred in connection with the organization and initial registration of the Fund. The Fund has agreed to reimburse FUNB for such costs. These costs have been deferred and will be amortized by the Fund over a period not to exceed 60 months from the date the Fund commences operations.


                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees and Shareholder
Evergreen Small Cap Value Fund

We have audited the statement of assets and  liabilities of Evergreen  Small Cap
Value Fund (a fund within the Evergreen Trust) as of March 18, 1997. This financial statement is the responsibility of management of Evergreen Small Cap
Value Fund. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit of a statement of assets and liabilities includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit of a statement of assets and liabilities also includes assessing the accounting principle used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Evergreen
Small Cap Value Fund at March 18, 1997, in conformity with generally accepted accounting principles.




                                                         KPMG Peat Marwick LLP

Boston, Massachusetts
March 18, 1997







                               THE EVERGREEN TRUST

PART C.    OTHER INFORMATION

Item 24(a). Financial Statements

The  following  financial   statements  are  included  in  Part  A  of  the
Registration Statement:


Financial Highlights
     Evergreen Fund
               Class A Shares         Period January 3, 1995, through September
                                      30, 1995, and the year ended September 30,
                                      1996.

               Class B Shares         Period January 3, 1995, through September
                                      30, 1995, and the year ended September 30,
                                      1996.

               Class C Shares         Period January 3, 1995, through September
                                      30, 1995, and the year ended September 30,
                                      1996.

               Class Y Shares         For each of the years in the ten-year
                                      period ended September 30, 1996

          Evergreen Aggressive Growth Fund
             Class A Shares         Year ended December 31, 1987; ten months
                                    ended  October 31,  1988;  six years ended
                                    October  31,  1994;  eleven  months  ended
                                    September   30,   1995;   and  year  ended
                                    September 30, 1996

             Class B Shares         For the period July 7, 1995, through
                                    September  30,  1995  and the  year  ended
                                    September 30, 1996

             Class C Shares         Period August 3, 1995, through September
                                    30, 1995 and the year ended  September 30,
                                    1996

             Class Y Shares         For the period July 7, 1995, through
                                    September  30,  1995  and the  year  ended
                                    September 30, 1996


     The audited Financial Statements listed below are incorporated by reference to Registrant's Annual Report as filed with the Securities and Exchange
     Commission:

          Evergreen Fund

             Schedule of Investments               September 30, 1996
             Statement of Assets and Liabilities   September 30, 1996
             Statement of Operations               Year ended September 30, 1996
             Statements of Changes in Net Assets   For each of the years in
                                                   the  two-year  period ended
                                                   September 30, 1996

          Evergreen Aggressive Growth Fund

             Schedule of Investments               September 30, 1996
             Statement of Assets and Liabilities   September 30, 1996
             Statement of Operations               Year ended September 30, 1996
             Statements of Changes in Net Assets   For eleven months ended
                                                   September  30, 1995 and the
                                                   year  ended   period  ended
                                                   September 30, 1996

          Evergreen Fund and Evergreen Aggressive
          Growth Fund
             Notes to Financial Statements
             Independent Auditors' Report

          Evergreen Small Cap Value Fund
             Statement of Assets and Liabilities   March 18, 1997
             Notes to Financial Statements
             Independent Auditors' Report


Item 24(b).      Exhibits

         No.  Description

         1(A)  Amended and Restated Declaration of Trust**
         1(B)  Form of Instrument providing for the Establishment and
                Designation of Classes**
         2     By-Laws**
         3     Not Applicable
         4     Instruments  Defining  Rights of  Shareholders**
         5(A)  Evergreen Fund  Investment   Advisory   Agreement**
         5(B)  Evergreen  Fund  Investment  Subadvisory   Agreement**
         5(C)  Evergreen   Aggressive  Growth  Fund
                 Investment Advisory  Agreement**
         5 (D) Evergreen Aggressive Growth Fund
               Investment Subadvisory
                 Agreement**
         5 (E) Form of Evergreen Small Cap Value Fund
                 Investment Management and Advisory Agreement+
         6 (A) Distribution Agreements for Class A, B and C Shares of Evergreen
                 Fund and Evergreen Aggressive Growth Fund**
         6 (B) Distribution Agreement for Class A, B and C Shares of Evergreen
                 Small Cap Value Fund+
         6 (C) Form of Dealer Agreement+
         7     Deferred Compensation Plan+
         8     Custodian Agreement**
         9     To be Filed by Amendment.
         10    Opinion and Consent of Counsel+
         11(A) Consent of Price Waterhouse, independent auditors+
         11(B) Consent of KPMG Peat Marwick LLP, independent auditors+
         12    Not Applicable
         13    Not Applicable
         14    To be Filed by Amendment
         15(A) Form of Rule 12b-1 Distribution Plan**
         15(B) Rule 12b-1 Distribution Plan for the Evergreen Small Cap Value
                 Fund+
         16    To be Filed by Amendment
         17    Financial Data Schedules**
         18    Multiple Class Plan for the Evergreen Keystone Fund Group+
         19    Powers of Attorney+

          * Incorporated by reference to the Annual Report to Shareholders for the fiscal year ended September 30, 1996 which has been previously filed with the Commission and by reference to the Annual
         Report of Registrant on form NSAR for the aforementioned  period.

         ** Incorporated   by  reference  to  Registrant's  previous filings on
         Form N-1A.

         *** Incorporated by reference to Registrant's Post-Effective Amendment
         No. 32 previously filed on November __, 1996.

         + Filed herewith.

Item 25. Persons Controlled by or Under Common Control with Registrant

                  None
--------------------------


Item 26. Number of Holders of Securities (as of February 28, 1997)

             (1)                                                     (2)
                                                               Number of Record
         Title of Class                                          Shareholders

Evergreen Fund:
Class Y Shares of Beneficial Interest ($0.001 par value)             26,451

Class A Shares of Beneficial Interest ($0.001 par value)             20,412

Class B Shares of Beneficial Interest ($0.001 par value)             47,745

Class C Shares of Beneficial Interest ($0.001 par value)                727


Evergreen Aggressive Growth Fund:

Class Y Shares of Beneficial Interest ($0.001 par value)                823

Class A Shares of Beneficial Interest ($0.001 par value)              8,840

Class B Shares of Beneficial Interest ($0.001 par value)              4,129

Class C Shares of Beneficial Interest ($0.001 par value)                173


Item 27. Indemnification

         Article  XI  of  the   Registrant's   By-laws  contains  the  following
provisions regarding indemnification of Trustees and officers:

         SECTION 11.1 Actions Against Trustee or Officer. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than any action or suit by or in the right of the Trust) against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement, actually and reasonably incurred by him in connection with the claim, action, suit, or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon the plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         SECTION 11.2 Derivative Actions Against Trustees or Officers. The Trust shall indemnify any individual who is a present or former Trustee or officer of the Trust and who, by reason of his position as such, was, is, or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Trust to obtain a judgment or decree in its favor, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which the individual has been adjudged to be liable for negligence or misconduct in the performance of his duty to the Trust, except to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, the person is fairly and reasonably entitled to indemnity for those expenses which the court shall deem proper, provided such Trustee or officer is not adjudged to be liable by reason of his wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         SECTION  11.3  Expenses  of  Successful  Defense.  To the extent that a
Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Section 11.1 or 11.2 or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         SECTION 11.4 Required Standard of Conduct.

         (a) Unless a court orders otherwise,  any indemnification under Section
11.1 or 11.2 may be made by the Trust only as  authorized  in the specific  case after a determination  that  indemnification of the Trustee or officer is proper in the circumstances  because he has met the applicable  standard of conduct set forth in  Section  11.1 or 11.2.  The  determination  shall be made by:  (i) the
Trustees,  by a majority  vote of a quorum  consisting  of Trustees who were not parties to the action,  suit or  proceeding;  or if the  required  quorum is not obtainable,  or if a  quorum  of  disinterested  Trustees  so  directs,  (ii) an independent legal counsel in a written opinion.

         (b) Nothing contained in this Article XI shall be construed to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (any such conduct being hereinafter called
"Disabling Conduct").  No indemnification shall be made pursuant to this Article
XI unless:

              (i) There is a final determination on the merits by a court or other body before whom the action, suit or proceeding was brought that the individual to be indemnified was not liable by reason of Disabling Conduct; or

              (ii) In the absence of such a judicial  determination,  there is a reasonable determination, based upon a review of the facts, that such individual was not liable by reason of Disabling Conduct, which determination shall be made by:

                  (A) A  majority  of a  quorum  of  Trustees  who  are  neither
"interested  persons" of the Trust,  as defined in section 2(a) (19) of the 1940
Act, nor parties to the action, suit or proceeding; or

                  (B) An independent legal counsel in a written opinion.

         SECTION 11.5 Advance  Payments.  Notwithstanding  any provision of this
Article XI, any advance payment of expenses by the Trust to any Trustee or officer of the Trust shall be made only upon the undertaking by or on behalf of such Trustee or officer to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

     (a) the Trustee or officer to be indemnified provides a security for his undertaking; or

     (b) The Trust is insured against losses arising by reason of any lawful advances; or

     (c) There is a determination, based on a review of readily available facts, that there is reason to believe  that the  Trustee or officer to be  indemnified ultimately will be entitled to  indemnification,  which  determination  shall be made by:

     (i) A majority of a quorum of Trustees who are neither "interested persons" of the Trust, as defined in Section 2(a) (19) of the 1940 Act, nor parties to the action, suit or proceeding; or

     (ii) An independent legal counsel in a written opinion.

         SECTION 11.6 Former Trustees and Officers. The indemnification provided by this Article XI shall continue as to an individual who has ceased to be a Trustee or officer of the Trust and inure to the benefit of the legal representatives of such individual and shall not be deemed exclusive of any other rights to which any Trustee, officer, employee or agent of the Trust may be entitled under any agreement, vote of Trustees or otherwise, both as to action in his official capacity and as to action in another capacity while holding office as such; provided, that no Person may satisfy any right of indemnity granted herein or to which he may be otherwise entitled, except out of the Trust Property, and no Shareholder shall be personally liable with respect to any claim for indemnity.

         SECTION 11.7 Insurance. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Trust, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, the Trust shall not purchase insurance to indemnify any Trustee or officer against liability for any conduct in respect of which the 1940 Act prohibits the Trust itself from indemnifying him.

         SECTION 11.8 Other Rights to Indemnification. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any By-Law, agreement, vote of Shareholders or disinterested Trustees or otherwise.

         Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business or Other Connections of Investment Adviser

A. Evergreen Asset Management Corp. ("Evergreen Asset"), the investment adviser to Registrant's Evergreen Fund series, and Lieber and Company, the sub-adviser to Registrant's Evergreen Fund series also acts as such to one or more of the separate investment series offered by The Evergreen Total Return Fund, The
Evergreen  Limited  Market Fund,  Inc.,  Evergreen  Growth and Income Fund,  The
Evergreen  Money Market Trust,  The Evergreen  American  Retirement  Trust,  The
Evergreen Municipal Trust, Evergreen Equity Trust and Evergreen Foundation Trust and Evergreen Variable Trust, all registered investment companies. Stephen A.
Lieber,  Chairman and Co-CEO,  Theodore J. Israel,  Jr.,  Director and Executive
Vice President and Nola Maddox Falcone, Director, President and Co-CEO, are the principal executive officers and directors of Evergreen Asset and Lieber and Company, and were, prior to June 30, 1994, officers and/or directors or trustees of the Registrant and the other funds for which the Adviser acts as investment adviser.

B.  The Capital Management Group of First Union National Bank of North
Carlolina acts as investment adviser to the Evergreen Aggressive Growth Fund.
The Directors and principal executive officers of FUNB, are set forth in the following table:


               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           BOARD OF DIRECTORS

       George E. Battle, Jr.              John R. Belk
       President of the Board of          Senior Vice President
       Bishops of AME Zion Church         Belk Stores Services, Inc.
       South Atlantic Region              2801 W. Tyvola Road
       Two First Union Center-Ste 2040    Charlotte, NC 29217-4500
       Charlotte, NC 28202

       Daniel T. Blue, Jr.                Ben Mayo Boddie
       Partner                            Chairman & CEO
       Thigpen, Blue, Stephens & Fellers   Boddie-Noell Enterprises, Inc.
       205 Fayetteville Street Mall       P.O. Box 1908
       Raleigh, NC 27602                  Rocky Mount, NC 27802

       Raymond A. Bryan, Jr.              John F.A.V. Cecil
       Chairman & CEO                     President
       T.A. Loving Company                Biltmore Dairy Farms, Inc.
       P.O. Drawer 919                    P.O. Box 5355
       Goldsboro, NC 27530                Asheville, NC 28813

       John W. Copeland                   John Crosland, Jr.
       President                          Chairman of the Board
       Ruddick Corporation                The Crosland Group, Inc.
       2000 Two First Union Center        135 Scaleybark Road
       Charlotte, NC 28282                Charlotte, NC  28209

       J. William Disher                  Malcolm E. Everett, III
       Chairman & President               President & CEO
       Lance Incorporated                 First Union National Bank
       P.O. Box 32368                     of North Carolina
       Charlotte, NC 28232                310 S. Tryon Street
                                          Charlotte, NC 28288-0006

       James F. Goodmon                   Shelton Gorelick
       President & Chief                  President
         Executive Officer                SGIC, Inc.
       Capitol Broadcasting               P.O. Box 35229
         Company, Inc.                    Charlotte, NC 28235-5129
       P.O. Box 12000
       Raleigh, NC  27605

       Charles L. Grace                   James E. S. Hynes
       President                          Chairman
       Cummins Atlantic, Inc.             Hynes Sales Company, Inc.
       P.O. Box 240729                    P.O. Box 220948
       Charlotte, NC  28224-0729          Charlotte, NC  28222

       Mackey J. McDonald                 Earl N. Phillips, Jr.
       President & CEO                    President
       V F Corporation                    First Factors Corporation
       P.O. Box 1022                      P.O. Box 2730
       Wyomissing, PA 19610               High Point, NC  27261


       J. Gregory Poole, Jr.              John P. Rostan, III
       Chairman & President               General Partner
       Gregory Poole Equipment Company    Heritage Investments, LLP
       P.O. Box 469                       P.O. Box 970
       Raleigh, NC  27602                 Valdese, NC  28690

       Nelson Schwab, III                 George Shinn
       Managing Director                  Owner and Chairman
       Carousel Capatal Company           Shinn Enterprises, Inc.
       4201 Congress St., Suite 440       100 Hive Drive
       Charlotte, NC  28209               Charlotte, NC  28217

       Harley F. Shuford, Jr.             Stanley E. Wright
       President and CEO                  Retired President and Chief
       Shuford Industries                 Executive Officer
       P.O. Box 608                       219 Fayetteville Street Mall
       Hickory, NC  28603                 Raleigh Federal Savings Bank
                                          Raleigh, NC 27601




               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           EXECUTIVE OFFICERS

           Edward E. Crutchfield, Chairman & CEO, First Union Corporation
           John R. Georgius, Vice Chairman, First Union Corporation
           B.J. Walker, Vice Chariman, First Union Corporation
           Malcolm E. Everett, President, FUNB of NC
           Austin A. Adams, EVP, First Union Corporation
           Marion A. Cowell Jr., EVP, First Union Corporation
           Robert T. Atwood, EVP & CFO, First Union Corporation
           Leigh Bullen, Controller, FUNB of NC
           H. Burt Melton, EVP, First Union Corporation
           Don R. Johnson, EVP, First Union Corporation
           Malcolm T. Murray, EVP, First Union Corporation
           Alvin T. Sale, EVP, First Union Corporation
           Richard K. Wagoner, EVP, FUNB of NC
           James H. Hatch, SVP & Corporate Controller, First Union Corporation
           Richard C. Highfield, SVP, First Union Corporation
           Ben C. Maffitt, SVP, FUNB of NC
           Donald A. McMullen, EVP, FUNB of NC
           Kenneth R. Stancliff, SVP, First Union Corporation
           Fred Winkler, EVP, FUNB of NC
           Peter J. Schild, SVP, First Union Corporation
           Betty Trautwein, SVP, FUNB of NC
           Alice Lehman, SVP, First Union Corporation
           Nina Archer, SVP, FUNB of NC


            All of the Executive Officers are located at the following address: First Union National Bank of North Carolina, One First
            Union Center, Charlotte, NC  28288.

     For a description of the other business of First Union National Bank of North Carolina ("FUNB-NC"), which serves as investment adviser to Registrant's
Evergreen  Aggressive Growth Fund series,  see the section entitled  "Investment
Advisers" in Part A.

C. Keystone Investment Management Company acts as investment adviser to Evergreen Small Cap Value Fund.

    The following table lists the names of the various officers and directors of Evergreen Small Cap Value Fund's investment adfviser, Keystone Investment
Management Company, and their positions. For each named individual, the table lists, for at least two years, (i) any other organizations (for Keystone
Investment Management Company, excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

                      LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY


                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Senior Vice President
Elfner, III                          the Board,                 First Union Keystone, Inc.
                                     Chief Executive            Keystone Asset Corporation
                                     Officer                  President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Evergreen Keystone Investment Services, Inc
                                                                Evergreen Keystone Service Company
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Formerly:
                                                              Chairman of the Board,
                                                                Chief Executive Officer,
                                                                President and Director:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Capital Corporation
                                                              Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.

Philip M. Byrne                     Senior Vice              Formerly:
                                     President                 President and Director:
                                                               Keystone Institutional Company, Inc.
                                                             Formerly Senior Vice President:
                                                               Keystone Investments, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Senior Vice                Formerly Senior Vice President,
Godfrey                             President,                Chief Financial Officer and Treasurer:
                                    Chief Financial             First Union Keystone, Inc.
                                    Officer and Treasurer       Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.


Rosemary D.                        Senior Vice
Van Antwerp                         President,
                                    General Counsel           Senior Vice President:
                                    and Secretary               Evergreen Keystone Service Company
                                                                Senior Vice President and Secretary:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Senior Vice President, General Counsel and Secretary:
                                                                Keystone Investments, Inc.
                                                              Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Fiduciary Investment Company, Inc.
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely                    Vice President             Vice President:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Vice President:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investments, Inc.

John D. Rogol                      Vice President             Vice President and
                                                              Controller:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Treasurer and Vice President:
                                                                Evergreen Keystone Service Company
                                                              Controller:
                                                                Keystone Asset Corporation
                                                              Formerly:
                                                              Controller:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Vice President and Controller:
                                                                Keystone Investments, Inc.


John Addeo                         Vice President             None

Andrew Baldassarre                 Vice President             None

David Benhaim                      Vice President             None

Donald Bisson                      Vice President             None

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Betsy Hutchings                    Sr. Vice President         None

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

George J. Kimball                  Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medvedeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

Joyce W. Petkovich                 Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sanderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Cheryle E. Womble                  Vice President             None

Walter Zagrobski                   Vice President             None


     All of the officers are located at Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116.




Item 29. Principal Underwriters

     Evergreen Keystone Distributor, Inc.
     The Director and principal executive officers are:

         Director          Michael C. Petrycki

         Officers          Robert A. Hering        President
                           Michael C. Petrycki     Vice President
                           Lawrence Wagner         VP, Chief Financial Officer
                           Steven D. Blecher       VP, Treasurer, Secretary
                           Elizabeth Q. Solazzo    Assistant Secretary

         Evergreen Keystone Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

   Evergreen Trust
        Evergreen Fund
        Evergreen Aggressive Growth Fund
   Evergreen Equity Trust:
        Evergreen Global Real Estate Equity Fund
        Evergreen U.S. Real Estate Equity Fund
        Evergreen Global Leaders Fund
   The Evergreen Limited Market Fund, Inc.
   Evergreen Growth and Income Fund
   The Evergreen Total Return Fund
   The Evergreen American Retirement Trust:
        The Evergreen American Retirement Fund
        Evergreen Small Cap Equity Income Fund
   The Evergreen Foundation Trust:
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
   The Evergreen Municipal Trust:
        Evergreen Short-Intermediate Municipal Fund
        Evergreen Short-Intermediate Municipal Fund-CA
        Evergreen Florida High Income Municipal Bond Fund
        Evergreen Tax Exempt Money Market Fund
        Evergreen Institutional Tax Exempt Money Market Fund
   Evergreen Money Market Trust
        Evergreen Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Treasury Money Market Fund
   Evergreen Investment Trust
        Evergreen Emerging Markets Growth Fund
        Evergreen International Equity  Fund
        Evergreen Balanced Fund
        Evergreen Value Fund
        Evergreen Utility Fund
        Evergreen Short-Intermediate Bond Fund(formerly Evergreen Fixed Income) Evergreen U.S. Government Fund
        Evergreen Florida Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen North Carolina Municipal Bond Fund
        Evergreen South Carolina  Municipal Bond Fund
        Evergreen Virginia  Municipal Bond Fund
        Evergreen High Grade Tax Free Fund
        Evergreen Treasury Money Market Fund
   The Evergreen Lexicon Fund:
        Evergreen Intermediate-Term Government Securities Fund
        Evergreen Intermediate-Term Bond Fund
   Evergreen Tax Free Trust:
        Evergreen Pennsylvania Tax Free Money Market Fund
        Evergreen New Jersey Tax Free Income Fund
   Evergreen Variable Trust:
        Evergreen VA Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA Foundation Fund
        Evergreen VA Global Leaders Fund
   Keystone Quality Bond Fund (B-1)
   Keystone Diversified Bond Fund (B-2)
   Keystone High Income Bond Fund (B-4)
   Keystone Balanced Fund (K-1)
   Keystone Strategic Growth Fund (K-2)
   Keystone Growth and Income Fund (S-1)
   Keystone Mid-Cap Growth Fund (S-3)
   Keystone Small Company Growth Fund (S-4)
   Keystone Balanced Fund II
   Keystone Capital Preservation and Income Fund
   Keystone Fund for Total Return
   Keystone Fund of the Americas
   Keystone Global Opportunities Fund
   Keystone Global Resources and Development Fund
   Keystone Government Securities Fund
   Keystone America Hartwell Emerging Growth Fund, Inc.
   Keystone Institutional Adjustable Rate Fund
   Keystone Institutional Trust
        Keystone Institutional Small Capitalization Growth Fund
   Keystone Intermediate Term Bond Fund
   Keystone International Fund Inc.
   Keystone Liquid Trust
   Keystone Omega Fund
   Keystone Precious Metals Holdings, Inc.
   Keystone Small Company Growth Fund II
   Keystone State Tax Free Fund
        Keystone New York Tax Free Fund
        Keystone Pennsylvania Tax Free Fund
        Keystone Massachusetts Tax Free Fund
        Keystone Florida Tax Free Fund
   Keystone State Tax Free Fund - Series II
        Keystone Missouri Tax Free Fund
        Keystone California Tax Free Fund
   Keystone Strategic Income Fund
   Keystone Tax Free Fund
   Keystone Tax Free Income Fund

Item 30. Location of Accounts and Records

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant's Custodian, State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171, the offices of Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577 or the offices of First Union Keystone, Inc. 200 Berkeley Street, Boston, Massachusetts 02116.


Item 31. Management Services

                           Not Applicable.

Item 32. Undertakings

                           Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York, on the 19th day of March, 1997.

                                      EVERGREEN TRUST

                                        /s/ John J. Pileggi
                                   by-----------------------------
                                        John J. Pileggi, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                         Title                      Date
-----------                        -----                      ----
/s/John J. Pileggi
-----------------------            President and             March 19, 1997
John J. Pileggi                    Treasurer

/s/ Laurence B. Ashkin
-----------------------            Trustee                   March 19, 1997
Laurence B. Ashkin
by James P. Wallin
Attorney - In - Fact


/s/Foster Bam
-----------------------            Trustee                   March 19, 1997
Foster Bam
by James P. Wallin
Attorney - In - Fact


/s/James S. Howell
-----------------------            Trustee                   March 19, 1997
James S. Howell
by James P. Wallin
Attorney - In - Fact


/s/Gerald M. McDonnell
-----------------------            Trustee                   March 19, 1997
Gerald M. McDonnell
by James P. Wallin
Attorney - In - Fact


/s/Thomas L. McVerry
-----------------------            Trustee                   March 19, 1997
Thomas L. McVerry
by James P. Wallin
Attorney - In - Fact

/s/William Walt Pettit
-----------------------            Trustee                   March 19, 1997
William Walt Pettit
by James P. Wallin
Attorney - In - Fact


/s/Russell A. Salton, III, M.D
------------------------------     Trustee                   March 19, 1997
Russell A. Salton, III, M.D
by James P. Wallin
Attorney - In - Fact

/s/Michael S. Scofield
-----------------------            Trustee                   March 19, 1997
Michael S. Scofield
by James P. Wallin
Attorney - In - Fact

                                INDEX TO EXHIBITS


Exhibit
Number                   Description                                   Page

5(E) Form of Investment Management and Advisory Agreement for Evergreen Small Cap Value Fund

6(B) Distribution Agreement for Class A, B and C Shares of Evergreen Small Cap Value Fund

6(C)                     Form of Dealer Agreement

7                        Deferred Compensation Plan

10                       Consent and Opinion of Counsel

11                       Consents of Independent
                         Auditors

15(B)                    Rule 12b-1 Distribution Plans for the Evergreen Small
                         Cap Value Fund

18                       Multiple Class Plan for the Evergreen Keystone Fund
                         Group

19                       Powers of Attorney

Other Exhibits